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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09491
                                   ---------------------------------------------

    USAllianz Variable Insurance Products Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    3435 Stelzer Road Columbus, OH                      43219-8006
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

    BISYS Fund Services, Inc., 3435 Stelzer Road Columbus, OH 43219-8006
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (614) 470-8000
                                                   ------------------
Date of fiscal year end:   December 31, 2004
                       ------------------------------

Date of reporting period:  September 30, 2004
                       ------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                              FAIR
               SHARES                                                                                         VALUE
               ------                                                                                         -----
COMMON STOCKS  (95.1%):
Banking & Financial Services  (17.8%):
                 109,100   Bank of New York Company, Inc.                                               $      3,182,447
                  84,100   Citigroup, Inc.                                                                     3,710,492
                  70,000   Fannie Mae                                                                          4,438,000
                  51,650   H&R Block, Inc.                                                                     2,552,543
                 126,508   J.P. Morgan Chase & Co.                                                             5,026,162
                  66,200   Janus Capital Group, Inc.                                                             900,982
                  55,600   Merrill Lynch & Co., Inc.                                                           2,764,432
                  63,200   Morgan Stanley                                                                      3,115,760
                                                                                                        ----------------
                                                                                                              25,690,818
                                                                                                        ----------------
Biotechnology  (2.3%):
                  73,200   Waters Corp. *                                                                      3,228,120
                                                                                                        ----------------
Computers  (3.5%):
                 188,350   Computer Associates International,  Inc.                                            4,953,605
                                                                                                        ----------------
Electronics  (1.9%):
                  54,850   Novellus Systems, Inc. *                                                            1,458,461
                  54,050   Philips Electronics NV                                                              1,238,286
                                                                                                        ----------------
                                                                                                               2,696,747
                                                                                                        ----------------
Health Care  (11.9%):
                  83,350   Cardinal Health, Inc.                                                               3,648,230
                  61,000   HCA, Inc.                                                                           2,327,150
                 101,700   McKesson Corp.                                                                      2,608,605
                  65,164   Sanofi-Synthelabo SA                                                                4,733,011
                  49,800   UnitedHealth Group, Inc.                                                            3,672,252
                                                                                                        ----------------
                                                                                                              16,989,248
                                                                                                        ----------------
Hotels/Motels  (1.5%):
                  46,550   Starwood Hotels & Resorts Worldwide, Inc.                                           2,160,851
                                                                                                        ----------------
Insurance  (6.0%):
                  77,350   ACE, Ltd.                                                                           3,098,641
                  96,500   Genworth Financial, Inc., Class A *                                                 2,248,450
                  26,500   MGIC Investment Corp.                                                               1,763,575
                  31,850   Radian Group, Inc.                                                                  1,472,426
                                                                                                        ----------------
                                                                                                               8,583,092
                                                                                                        ----------------
Manufacturing  (11.5%):
                  85,550   American Standard Companies, Inc.*                                                  3,328,751

                  60,500   Honeywell International, Inc.                                                       2,169,530
                  94,900   Masco Corp.                                                                         3,276,897
                  39,000   Mattel, Inc.                                                                          707,070
                  28,300   Parker Hannifin Corp.                                                               1,665,738
                 176,150   Tyco International, Ltd.                                                            5,400,759
                                                                                                        ----------------
                                                                                                              16,548,745
                                                                                                        ----------------
Oil/Gas  (9.1%):
                  74,500   ENSCO International, Inc.                                                           2,433,915
                 117,200   Halliburton Co.                                                                     3,948,468
                 104,800   Transocean, Inc. *                                                                  3,749,744
                  57,400   Weatherford International, Ltd. *                                                   2,928,548
                                                                                                        ----------------
                                                                                                              13,060,675
                                                                                                        ----------------
Pharmaceuticals  (5.0%):
                  49,450   IMS Health, Inc.                                                                    1,182,844
                 107,000   Pfizer, Inc.                                                                        3,274,200

                  70,700   Wyeth                                                                               2,644,180
                                                                                                        ----------------
                                                                                                               7,101,224
                                                                                                        ----------------
Retail/Wholesale  (6.8%):
                 137,750   Gap, Inc.                                                                           2,575,925
                 155,850   Kroger Co. *                                                                        2,418,792
                  71,300   Safeway, Inc. *                                                                     1,376,803
                  75,800   Target Corp.                                                                        3,429,950
                                                                                                        ----------------
                                                                                                               9,801,470
                                                                                                        ----------------
Services  (14.3%):
                 159,950   Cendant Corp.                                                                       3,454,920
                 127,200   Ceridian Corp. *                                                                    2,341,752
                 106,700   First Data Corp.                                                                    4,641,449
                 228,550   Interpublic Group of Companies, Inc. *                                              2,420,345
                  51,100   Omnicom Group, Inc.                                                                 3,733,366
                 142,300   Waste Management, Inc.                                                              3,890,482
                                                                                                        ----------------
                                                                                                              20,482,314
                                                                                                        ----------------
Telecommunications  (1.0%):
                  81,450   Motorola, Inc.                                                                      1,469,358
                                                                                                        ----------------
Travel/Entertainment  (2.1%):
                 134,800   Walt Disney Co.                                                                     3,039,740
                                                                                                        ----------------
Utilities  (0.4%):
                  12,300   FirstEnergy Corp.                                                                     505,284
                                                                                                        ----------------
TOTAL COMMON STOCKS (COST $125,804,484)                                                                      136,311,291
                                                                                                        ----------------
DEPOSIT ACCOUNT  (4.9%):
               7,039,654   NTRS London Deposit Account                                                         7,039,654
                                                                                                        ----------------
TOTAL DEPOSIT ACCOUNT (COST $7,039,654)                                                                        7,039,654
                                                                                                        ----------------
COLLATERAL FOR SECURITIES ON LOAN (15.6%):
              22,375,367   Northern Trust Institutional Liquid Asset Portfolio                                22,375,367
                                                                                                        ----------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $22,375,367)                                                    22,375,367
                                                                                                        ----------------
TOTAL INVESTMENTS (COST $155,219,505) (a) - 115.0%                                                      $    165,726,312
                                                                                                        ================

------------
Percentages noted above are based on net assets as of September 30, 2004.

* Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation                  $    15,275,977
Unrealized depreciation                       (4,769,170)
                                         ---------------
Net unrealized appreciation              $    10,506,807
                                         ===============

      The following represents the concentrations by country as of September 30, 2004 based upon the total fair value.

COUNTRY                         PERCENTAGE
-------                         ----------
United States                      96.7%
France                              3.3%
                                 ------
                                 100.00%
                                 ------

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                                          FAIR
               SHARES                                                                                                     VALUE
               ------                                                                                                     -----
COMMON STOCKS  (93.9%):
Aerospace/Defense  (1.2%):
                  14,300   United Technologies Corp.                                                                $     1,335,334
                                                                                                                    ---------------
Banking & Financial Services  (13.7%):
                  26,900   American Express Co.                                                                           1,384,274
                  34,800   Bank of America Corp.                                                                          1,507,884
                  76,700   Citigroup, Inc.                                                                                3,384,004
                  17,800   Fannie Mae                                                                                     1,128,520
                  12,900   Goldman Sachs Group, Inc.                                                                      1,202,796
                  56,000   J.P. Morgan Chase & Co.                                                                        2,224,880
                  25,000   MBNA Corp.                                                                                       630,000
                  22,500   Merrill Lynch & Company, Inc.                                                                  1,118,700
                  23,400   Morgan Stanley                                                                                 1,153,620
                  16,000   SLM Corp.                                                                                        713,600
                  18,400   Wells Fargo & Co.                                                                              1,097,192
                                                                                                                    ---------------
                                                                                                                         15,545,470
                                                                                                                    ---------------
Beverages  (0.8%):
                  17,800   PepsiCo, Inc.                                                                                    865,970
                                                                                                                    ---------------
Biotechnology  (2.7%):
                  23,800   Amgen, Inc. *                                                                                  1,348,984
                  19,400   Genentech, Inc. *                                                                              1,016,948
                  15,300   Waters Corp. *                                                                                   674,730
                                                                                                                    ---------------
                                                                                                                          3,040,662
                                                                                                                    ---------------
Chemicals  (1.6%):
                  13,500   Air Products & Chemical, Inc.                                                                    734,130
                  22,500   Dow Chemical Co.                                                                               1,016,550
                                                                                                                    ---------------
                                                                                                                          1,750,680
                                                                                                                    ---------------
Computers  (11.2%):
                 133,200   Cisco Systems, Inc. *                                                                          2,410,920
                  56,300   Dell, Inc. *                                                                                   2,004,280
                  75,700   EMC Corp. *                                                                                      873,578
                  16,400   International Business Machines Corp.                                                          1,406,136
                 127,000   Microsoft Corp.                                                                                3,511,550
                  86,900   Oracle Corp. *                                                                                   980,232
                  13,300   Symantec Corp. *                                                                                 729,904
                  43,800   VERITAS Software Corp. *                                                                         779,640
                                                                                                                    ---------------
                                                                                                                         12,696,240
                                                                                                                    ---------------
E-Commerce  (0.7%):
                   8,200   eBay, Inc. *                                                                                     753,908
                                                                                                                    ---------------
Electronics  (4.5%):
                  17,200   Analog Devices, Inc.                                                                             667,016
                  36,000   Applied Materials, Inc. *                                                                        593,640
                  70,400   Intel Corp.                                                                                    1,412,224
                  11,900   KLA-Tencor Corp. *                                                                               493,612
                  14,500   Linear Technology Corp.                                                                          525,480
                  21,300   Microchip Technology, Inc.                                                                       571,692
                  27,800   Xilinx, Inc.                                                                                     750,600
                                                                                                                    ---------------
                                                                                                                          5,014,264
                                                                                                                    ---------------
Food  (0.6%):
                  23,700   Sysco Corp.                                                                                      709,104
                                                                                                                    ---------------
Health Care  (5.1%):
                  14,400   Boston Scientific Corp. *                                                                        572,112
                  38,900   Johnson & Johnson                                                                              2,191,237

                  26,600   Medtronic, Inc.                                                                                1,380,540
                  21,500   UnitedHealth Group, Inc.                                                                       1,585,410
                                                                                                                    ---------------
                                                                                                                          5,729,299
                                                                                                                    ---------------
Hotels/Motels  (0.6%):
                  14,900   Starwood Hotels & Resorts Worldwide, Inc.                                                        691,658
                                                                                                                    ---------------
Household  (5.3%):
                  25,600   Avon Products, Inc.                                                                            1,118,208
                  19,700   Colgate-Palmolive Co.                                                                            890,046
                   8,200   Fortune Brands, Inc.                                                                             607,538
                  28,200   Gillette Co.                                                                                   1,177,068
                  41,100   Procter & Gamble Co.                                                                           2,224,332
                                                                                                                    ---------------
                                                                                                                          6,017,192
                                                                                                                    ---------------
Insurance  (3.1%):
                  22,500   Allstate Corp.                                                                                 1,079,775
                  35,000   American International Group, Inc.                                                             2,379,650
                                                                                                                    ---------------
                                                                                                                          3,459,425
                                                                                                                    ---------------
Manufacturing  (10.2%):
                  10,500   3M Co.                                                                                           839,685
                  23,800   Danaher Corp.                                                                                  1,220,464
                  13,300   Eaton Corp.                                                                                      843,353
                  98,400   General Electric Co.                                                                           3,304,272
                  28,600   Honeywell International, Inc.                                                                  1,025,596
                  24,500   Masco Corp.                                                                                      845,985
                  70,400   Tyco International, Ltd.                                                                       2,158,464
                  16,900   Zimmer Holdings, Inc. *                                                                        1,335,776
                                                                                                                    ---------------
                                                                                                                         11,573,595
                                                                                                                    ---------------
Media  (1.0%):
                  33,100   Viacom, Inc., Class B                                                                          1,110,836
                                                                                                                    ---------------
Metals/Mining  (0.7%):
                  23,100   Alcoa, Inc.                                                                                      775,929
                                                                                                                    ---------------
Oil/Gas  (4.6%):
                  14,300   ENSCO International, Inc.                                                                        467,181
                  74,500   Exxon Mobil Corp.                                                                              3,600,585
                  16,800   Schlumberger, Ltd.                                                                             1,130,808
                                                                                                                    ---------------
                                                                                                                          5,198,574
                                                                                                                    ---------------
Pharmaceuticals  (5.3%):
                   9,400   Allergan, Inc.                                                                                   681,970
                  11,900   Eli Lilly & Co.                                                                                  714,595
                  10,200   Forest Laboratories, Inc. *                                                                      458,796
                 100,200   Pfizer, Inc.                                                                                   3,066,120
                  19,600   Teva Pharmaceutical Industries,
                           Ltd., ADR                                                                                        508,620
                  15,300   Wyeth                                                                                            572,220
                                                                                                                    ---------------
                                                                                                                          6,002,321
                                                                                                                    ---------------
Retail/Wholesale  (10.1%):
                  15,500   Bed Bath & Beyond, Inc. *                                                                        575,205
                  15,800   Best Buy Company, Inc.                                                                           856,992
                  20,000   Costco Wholesale Corp.                                                                           831,200
                  39,300   Gap, Inc.                                                                                        734,910
                  49,100   Home Depot, Inc.                                                                               1,924,720
                  19,400   J. C. Penney Company, Inc.
                           (Holding Company)                                                                                684,432
                  47,000   McDonald's Corp.                                                                               1,317,410
                  11,500   NIKE, Inc., Class B                                                                              906,200
                  18,500   Target Corp.                                                                                     837,125
                  50,100   Wal-Mart Stores, Inc.                                                                          2,665,320
                                                                                                                    ---------------
                                                                                                                         11,333,514
                                                                                                                    ---------------
Services  (5.7%):
                  21,000   Accenture, Ltd., Class A *                                                                       568,050
                  14,600   Apollo Group, Inc., Class A *                                                                  1,071,202
                  20,300   Automatic Data Processing, Inc.                                                                  838,796
                  48,900   Cendant Corp.                                                                                  1,056,240
                  27,200   First Data Corp.                                                                               1,183,200

                  11,300   United Parcel Service, Class B                                                                   857,896
                  29,700   Waste Management, Inc.                                                                           811,998
                                                                                                                    ---------------
                                                                                                                          6,387,382
                                                                                                                    ---------------
Telecommunications  (2.3%):
                  36,800   Motorola, Inc.                                                                                   663,872
                  41,100   SBC Communications, Inc.                                                                       1,066,545
                  35,600   Vodafone Group plc, ADR                                                                          858,316
                                                                                                                    ---------------
                                                                                                                          2,588,733
                                                                                                                    ---------------
Transportation  (0.7%):
                  15,150   Canadian National Railway Co.                                                                    739,320
                                                                                                                    ---------------
Travel/Entertainment  (0.7%):
                  16,400   Carnival Corp.                                                                                   775,556
                                                                                                                    ---------------
Utilities  (1.5%):
                   8,400   Dominion Resources, Inc.                                                                         548,100
                   8,800   FPL Group, Inc.                                                                                  601,216
                  18,300   Southern Co.                                                                                     548,634
                                                                                                                    ---------------
                                                                                                                          1,697,950
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $102,677,206)                                                                                 105,792,916
                                                                                                                    ---------------
DEPOSIT ACCOUNT (5.8%):
               6,509,332   NTRS London Deposit Account                                                                    6,509,332
                                                                                                                    ---------------
TOTAL DEPOSIT ACCOUNT (COST $6,509,332)                                                                                   6,509,332
                                                                                                                    ---------------
U.S. TREASURY OBLIGATION (0.3%):

U.S. Treasury Bill (0.3%):
                 300,000   1.65%, 12/16/04 (b)                                                                              298,973
                                                                                                                    ---------------
TOTAL U.S. TREASURY OBLIGATION (COST $298,972)                                                                              298,973
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES ON LOAN (1.1%):
               1,233,367   Northern Trust Institutional Liquid Asset Portfolio                                            1,233,367
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $1,233,367)                                                                 1,233,367
                                                                                                                    ---------------
TOTAL INVESTMENTS (COST $110,718,877) (a)   -   101.1%                                                              $   113,834,588
                                                                                                                    ===============

------------
Percentages noted above are based on net assets as of September 30, 2004.

*   Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation                $     6,892,757
Unrealized depreciation                     (3,777,046)
                                       ---------------
Net unrealized appreciation            $     3,115,711
                                       ===============

(b)   The rate presented represents the effective yield at September 30, 2004.

FUTURES CONTRACTS

                                                        LONG            UNREALIZED
                                                      CONTRACTS        DEPRECIATION
                                                      ---------        ------------
Standard & Poor's 500 Futures Contract Expiring           6             ($16,080)
December 2004

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHICS TRENDS FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                                          FAIR
               SHARES                                                                                                     VALUE
               ------                                                                                                     -----
COMMON STOCKS  (97.6%):
Banking & Financial Services  (9.2%):
                  12,100   American Express Co.                                                                     $       622,666
                   8,200   Bank of Hawaii Corp.                                                                             387,450
                   2,800   Chicago Mercantile Exchange                                                                      451,640
                   8,100   Countrywide Financial Corp.                                                                      319,059
                   7,700   Goldman Sachs Group, Inc.                                                                        717,948
                  10,400   Investors Financial Services Corp.                                                               469,352
                   7,950   Legg Mason, Inc.                                                                                 423,497
                  26,900   Providian Financial Corp. *                                                                      418,026
                                                                                                                    ---------------
                                                                                                                          3,809,638
                                                                                                                    ---------------
Beverages  (1.0%):
                  10,500   Constellation Brands, Inc., Class A *                                                            399,630
                                                                                                                    ---------------
Biotechnology  (1.8%):
                  14,300   Genentech, Inc. *                                                                                749,606
                                                                                                                    ---------------
Computers  (17.0%):
                  12,000   Apple Computer, Inc. *                                                                           465,000
                   5,000   Autodesk, Inc.                                                                                   243,150
                  41,300   Cisco Systems, Inc. *                                                                            747,530
                  27,200   Dell, Inc. *                                                                                     968,319
                   5,400   Electronic Arts, Inc. *                                                                          248,346
                   1,750   Google, Inc., Class A *                                                                          226,800
                   7,500   Intuit, Inc. *                                                                                   340,500
                  14,600   McAfee, Inc. *                                                                                   293,460
                  22,400   Microsoft Corp.                                                                                  619,360
                   7,700   NAVTEQ Corp. *                                                                                   274,428
                  31,700   Oracle Corp. *                                                                                   357,576
                   3,450   Research in Motion, Ltd. *                                                                       263,373
                  15,300   Symantec Corp. *                                                                                 839,664
                  16,700   VERITAS Software Corp. *                                                                         297,260
                  24,700   Yahoo!, Inc. *                                                                                   837,577
                                                                                                                    ---------------
                                                                                                                          7,022,343
                                                                                                                    ---------------
E-Commerce  (3.1%):
                   9,200   eBay, Inc. *                                                                                     845,848
                   7,800   Getty Images, Inc. *                                                                             431,340
                                                                                                                    ---------------
                                                                                                                          1,277,188
                                                                                                                    ---------------
Electronics  (8.5%):
                  29,100   Agilent Technologies, Inc. *                                                                     627,687
                  14,100   Analog Devices, Inc.                                                                             546,798
                   5,700   Fisher Scientific International, Inc. *                                                          332,481
                  17,700   Microchip Technology, Inc.                                                                       475,068
                  23,100   Novellus Systems, Inc. *                                                                         614,229
                  16,000   PalmOne, Inc. *                                                                                  487,040
                  12,300   Sony Corp., ADR                                                                                  422,997
                                                                                                                    ---------------
                                                                                                                          3,506,300
                                                                                                                    ---------------
Health Care  (7.4%):
                   5,700   Aetna, Inc.                                                                                      569,601
                  16,700   Davita, Inc. *                                                                                   520,205
                   7,000   DENTSPLY International, Inc.                                                                     363,580
                   4,100   GEN-PROBE, Inc. *                                                                                163,467
                  10,500   Johnson & Johnson                                                                                591,465
                   6,200   Kinetic Concept, Inc. *                                                                          325,810
                   2,500   Quest Diagnostics, Inc.                                                                          220,550

                   8,300   Varian Medical Systems, Inc. *                                                                   286,931
                                                                                                                    ---------------
                                                                                                                          3,041,609
                                                                                                                    ---------------
Hotels/Motels  (0.9%):
                   7,700   Starwood Hotels & Resorts                                                                        357,434
                                                                                                                    ---------------
                           Worldwide, Inc.
Household  (1.8%):
                   9,000   Avon Products, Inc.                                                                              393,120
                   8,600   Gillette Co.                                                                                     358,964
                                                                                                                    ---------------
                                                                                                                            752,084
                                                                                                                    ---------------
Insurance  (2.5%):
                  12,600   Allstate Corp.                                                                                   604,674
                  11,500   MetLife, Inc.                                                                                    444,475
                                                                                                                    ---------------
                                                                                                                          1,049,149
                                                                                                                    ---------------
Manufacturing  (3.6%):
                  16,000   Estee Lauder Companies, Inc.,                                                                    668,800
                           Class A
                   5,400   Lexmark International, Inc., Class A                                                             453,654
                           *
                   4,400   Zimmer Holdings, Inc. *                                                                          347,776
                                                                                                                    ---------------
                                                                                                                          1,470,230
                                                                                                                    ---------------
Pharmaceuticals  (10.4%):
                   7,400   Alcon, Inc.                                                                                      593,480
                   6,400   Biogen Idec, Inc. *                                                                              391,488
                   9,500   Caremark Rx, Inc. *                                                                              304,665
                  17,600   Eon Labs, Inc. *                                                                                 381,920
                   9,800   Gilead Sciences, Inc. *                                                                          366,324
                   8,700   IMS Health, Inc.                                                                                 208,104
                  14,700   IVAX Corp. *                                                                                     281,505
                  36,100   Pfizer, Inc.                                                                                   1,104,660
                   8,200   Sepracor, Inc. *                                                                                 399,996
                  10,100   Teva Pharmaceutical Industries, Ltd., ADR                                                        262,095
                                                                                                                    ---------------
                                                                                                                          4,294,237
                                                                                                                    ---------------
Retail/Wholesale  (12.5%):
                   8,100   American Eagle Outfitters, Inc.                                                                  298,485
                   5,000   Best Buy Company, Inc.                                                                           271,200
                   6,100   C. R. Bard, Inc.                                                                                 345,443
                   2,400   Cabelas, Inc., Class A *                                                                          57,240
                   7,000   Chico's FAS, Inc. *                                                                              239,400
                  12,600   Costco Wholesale Corp.                                                                           523,656
                  14,200   Foot Locker, Inc.                                                                                336,540
                   7,700   Gap, Inc.                                                                                        143,990
                   5,900   J. C. Penney Company, Inc.                                                                       208,152
                           (Holding Company)
                  13,300   Kohl's Corp. *                                                                                   640,927
                  20,700   Limited Brands                                                                                   461,403
                  15,700   Target Corp.                                                                                     710,425
                   8,700   Williams-Sonoma, Inc. *                                                                          326,685
                  14,400   YUM! Brands, Inc.                                                                                585,504
                                                                                                                    ---------------
                                                                                                                          5,149,050
                                                                                                                    ---------------
Services  (6.1%):
                  15,700   Accenture, Ltd., Class A *                                                                       424,685
                  15,800   Alliance Data Systems Corp. *                                                                    640,848
                   5,350   Apollo Group, Inc., Class A *                                                                    392,530
                  35,100   Cendant Corp.                                                                                    758,160
                   6,700   Stericycle, Inc. *                                                                               307,530
                                                                                                                    ---------------
                                                                                                                          2,523,753
                                                                                                                    ---------------
Telecommunications  (8.5%):
                  23,300   Amdocs, Ltd. *                                                                                   508,639
                  27,300   Avaya, Inc. *                                                                                    380,562
                  40,400   Comverse Technology, Inc. *                                                                      760,732
                  35,700   Motorola, Inc.                                                                                   644,028
                  30,000   Nokia Oyj Corp., ADR                                                                             411,600
                   7,600   QUALCOMM, Inc.                                                                                   296,704
                  16,500   Univision Communications, Inc.,                                                                  521,565
                                                                                                                    ---------------

                           Class A *
                                                                                                                          3,523,830
                                                                                                                    ---------------
Travel/Entertainment  (3.3%):
                   9,200   Carnival Corp.                                                                                   435,068
                   6,900   Harley-Davidson, Inc.                                                                            410,136
                  22,400   Walt Disney Co.                                                                                  505,120
                                                                                                                    ---------------
                                                                                                                          1,350,324
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $38,523,609)                                                                                   40,276,405
                                                                                                                    ---------------
DEPOSIT ACCOUNT (3.5%):
               1,442,040   NTRS London Deposit Account                                                                    1,442,040
                                                                                                                    ---------------
TOTAL DEPOSIT ACCOUNT (COST $1,442,040)                                                                                   1,442,040
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES ON LOAN (9.3%):
               3,837,212   Northern Trust Institutional Liquid Asset Portfolio                                            3,837,212
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $3,837,212)                                                                 3,837,212
                                                                                                                    ---------------
TOTAL INVESTMENTS (COST $43,802,861) (a)   -   110.4%                                                               $    45,555,657
                                                                                                                    ===============

------------
Percentages noted above are based on net assets as of September 30, 2004.

*   Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation                  $    3,186,589
Unrealized depreciation                      (1,433,793)
                                         --------------
Net unrealized appreciation              $    1,752,796
                                         ==============

                                                                                         FAIR
OPTIONS WRITTEN                                      CONTRACTS                           VALUE
---------------                                      ---------                          -------
Chico's FAS, Inc. Put Option expiring
November 2004 @ $40                                     60                               $1,800

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                                          FAIR
               SHARES                                                                                                     VALUE
               ------                                                                                                     -----
COMMON STOCKS  (93.8%):
Airlines  (0.5%):
                  28,000   Singapore Airlines, Ltd.                                                                 $       181,171
                                                                                                                    ---------------
Automobiles  (5.3%):
                  20,800   Nissan Motor Company, Ltd.                                                                       226,878
                   4,537   PSA Peugeot Citroen                                                                              279,877
                   6,915   Renault SA                                                                                       566,324
                  12,500   Toyota Motor Corp.                                                                               479,480
                  13,450   Volvo AB, B Shares                                                                               474,795
                                                                                                                    ---------------
                                                                                                                          2,027,354
                                                                                                                    ---------------
Banking/Financial Services  (14.4%):
                   1,500   Algemene Maatschappij Voor                                                                       101,020
                           Nijverheidskredit NV
                  30,400   Anglo Irish Bank Corp. plc                                                                       557,677
                  17,270   Banco Popolare di Verona e Novara                                                                303,280
                   7,620   BNP Paribas SA                                                                                   492,805
                   6,900   Credit Agricole SA                                                                               188,451
                   7,500   Danske Bank A/S                                                                                  197,401
                  25,000   DBS Group Holdings, Ltd.                                                                         237,445
                  18,000   Depfa Bank plc                                                                                   245,134
                   7,900   EFG Eurobank Ergasias                                                                            185,697
                   4,680   Erste Bank der oesterreichischen                                                                 194,988
                           Sparkassen AG
                  12,900   Hana Bank                                                                                        306,823
                   4,000   HDFC Bank, Ltd.                                                                                  135,800
                  23,725   ICAP plc                                                                                          94,582
                   1,500   KBC Bankverzekeringsholding                                                                       97,755
                  17,900   OTP Bank Rt.                                                                                     401,933
                   5,700   Royal Bank of Scotland Group plc                                                                 164,849
                   3,910   Societe Generale                                                                                 346,480
                  23,566   Standard Bank Group, Ltd.                                                                        319,898
                   8,980   UBS AG, Registered Shares                                                                        633,960
                  28,000   United Overseas Bank, Ltd.                                                                       227,710
                                                                                                                    ---------------
                                                                                                                          5,433,688
                                                                                                                    ---------------
Beverages  (2.5%):
                  41,600   Coca-Cola Amatil, Ltd.                                                                           212,518
                  11,400   Companhia de Bebidas das                                                                         255,360
                           Americas, ADR
                   3,722   Pernod-Richard SA                                                                                494,847
                                                                                                                    ---------------
                                                                                                                            962,725
                                                                                                                    ---------------
Chemicals  (1.7%):
                   6,650   Syngenta AG                                                                                      635,571
                                                                                                                    ---------------
Computers  (3.6%):
                  60,659   Hon Hai Precision Industry                                                                       208,524
                           Company, Ltd.
                  10,600   Infosys Technologies, Ltd.                                                                       599,959
                  11,000   Ricoh Company, Ltd.                                                                              207,472
                   8,500   Trend Micro, Inc.                                                                                366,223
                                                                                                                    ---------------
                                                                                                                          1,382,178
                                                                                                                    ---------------
Construction  (2.3%):
                   4,700   Bouygues SA                                                                                      176,531
                  19,000   Daiwa House Industry Company,                                                                    186,002
                           Ltd.
                   2,050   Lafarge SA                                                                                       179,619
                  35,000   Sekisui Chemical Company, Ltd.                                                                   241,786

                   4,100   Travis Perkins plc                                                                               106,688
                                                                                                                    ---------------
                                                                                                                            890,626
                                                                                                                    ---------------
Electronics  (8.2%):
                   7,100   Canon, Inc.                                                                                      334,300
                   5,400   Fanuc, Ltd.                                                                                      284,688
                   6,100   Hoya Corp.                                                                                       640,413
                   2,100   Keyence Corp.                                                                                    442,467
                   3,500   KYOCERA Corp.                                                                                    246,557
                   1,800   Nidec Corp.                                                                                      182,266
                  15,400   OMRON Corp.                                                                                      340,854
                   1,250   Samsung Electronics Company,                                                                     496,962
                           Ltd.
                  23,453   Taiwan Semiconductor Manufacturing                                                               167,454
                                                                                                                    ---------------
                            Company, Ltd., ADR
                                                                                                                          3,135,961
                                                                                                                    ---------------
Food  (0.8%):
                   7,125   Metro AG                                                                                         317,238
                                                                                                                    ---------------
Health Care  (1.8%):
                  24,200   Galen Holdings plc                                                                               336,349
                   3,500   Roche Holding AG                                                                                 362,621
                                                                                                                    ---------------
                                                                                                                            698,970
                                                                                                                    ---------------
Insurance  (4.3%):
                  28,840   Aviva plc                                                                                        286,127
                  16,620   Manulife Financial Corp.                                                                         729,941
                   9,000   Power Corporation of Canada                                                                      206,199
                  60,600   Promina Group, Ltd.                                                                              199,773
                  21,100   QBE Insurance Group, Ltd.                                                                        201,150
                                                                                                                    ---------------
                                                                                                                          1,623,190
                                                                                                                    ---------------
Manufacturing  (9.3%):
                  32,200   Assa Abloy AB, Class B                                                                           403,589
                   6,670   Autoliv, Inc.                                                                                    266,606
                   6,300   Continental AG                                                                                   342,404
                  13,900   CRH plc                                                                                          330,191
                  10,900   JSR Corp.                                                                                        176,358
                   5,200   Nitto Denko Corp.                                                                                239,640
                   9,700   NOK Corp.                                                                                        298,014
                   1,395   Puma AG Rudolf Dassler Sport                                                                     373,018
                  21,300   Reckitt Benckiser plc                                                                            522,610
                   1,900   SMC Corp.                                                                                        182,202
                   8,800   Takeda Chemical Industries, Ltd.                                                                 399,945
                                                                                                                    ---------------
                                                                                                                          3,534,577
                                                                                                                    ---------------
Media  (1.5%):
                  51,120   Mediaset SpA                                                                                     581,104
                                                                                                                    ---------------
Metals/Mining  (1.2%):
                  45,270   BHP Billiton plc                                                                                 473,076
                                                                                                                    ---------------
Oil/Gas  (7.3%):
                   3,100   Canadian Natural Resources, Ltd.                                                                 124,108
                   3,800   CNOOC, Ltd., ADR                                                                                 199,880
                   2,600   Encana Corp.                                                                                     120,271
                  33,200   ENI SpA                                                                                          744,889
                   5,060   Petro-Canada                                                                                     263,710
                  15,140   Suncor Energy, Inc.                                                                              484,902
                   4,030   TotalFinaElf SA, Class B                                                                         821,990
                                                                                                                    ---------------
                                                                                                                          2,759,750
                                                                                                                    ---------------
Pharmaceuticals  (3.4%):
                  40,800   Shire Pharmaceuticals Group plc                                                                  386,485
                  19,520   Teva Pharmaceutical Industries,                                                                  506,544
                           Ltd., ADR
                  12,000   Yamanouchi Pharmaceutical                                                                        388,311
                                                                                                                    ---------------
                           Company, Ltd.
                                                                                                                          1,281,340
                                                                                                                    ---------------
Real Estate  (1.0%):
                  25,000   Cheung Kong (Holdings), Ltd.                                                                     214,025
                  16,000   Sun Hung Kai Properties, Ltd.                                                                    150,827
                                                                                                                    ---------------

                                                                                                                            364,852
                                                                                                                    ---------------
Retail/Wholesale  (9.4%):
                   2,050   Adidas-Salomon AG                                                                                286,064
                  24,200   Enterprise Inns plc                                                                              249,959
                  36,000   Esprit Holdings, Ltd. *                                                                          182,840
                  28,940   GUS plc                                                                                          471,976
                   5,400   Industria de Diseno Textil SA                                                                    133,648
                  22,220   Next plc                                                                                         657,520
                   8,500   Shoppers Drug Mart Corp. *                                                                       230,458
                   1,500   Shoppers Drug Mart Corp. *(b)                                                                     40,669
                   2,450   Swatch Group AG, Class B                                                                         331,560
                 128,646   Tesco plc                                                                                        664,969
                  91,700   Wal-Mart de Mexico SA de CV                                                                      311,414
                                                                                                                    ---------------
                                                                                                                          3,561,077
                                                                                                                    ---------------
Services  (6.1%):
                   4,400   Grupo Ferrovial S.A.                                                                             196,729
                   3,200   Grupo Televisa S.A., ADR                                                                         168,736
                  28,000   Hutchison Whampoa, Ltd.                                                                          219,059
                  47,000   Keppel Corporation, Ltd.                                                                         220,408
                  18,400   OPAP SA                                                                                          356,535
                  13,310   TPG NV                                                                                           325,611
                   4,345   Vinci SA                                                                                         500,671
                  33,150   William Hill plc                                                                                 320,477
                                                                                                                    ---------------
                                                                                                                          2,308,226
                                                                                                                    ---------------
Telecommunications  (6.0%):
                  11,700   America Movil SA de CV, ADR,                                                                     456,651
                           Series L *
                   7,820   Deutsche Telekom AG *                                                                            144,914
                 169,590   mm02 plc *                                                                                       301,934
                  64,460   Telefonaktiebolaget LM Ericsson *                                                                200,101
                  11,700   Telefonica SA                                                                                    175,344
                  44,660   Telenor ASA                                                                                      341,162
                 268,890   Vodafone Group plc                                                                               644,391
                                                                                                                    ---------------
                                                                                                                          2,264,497
                                                                                                                    ---------------
Tobacco  (1.6%):
                  27,970   Imperial Tobacco Group plc                                                                       610,236
                                                                                                                    ---------------
Transportation  (0.8%):
                   6,125   Canadian National Railway Co.                                                                    300,180
                                                                                                                    ---------------
Utilities  (0.8%):
                  65,595   Centrica plc                                                                                     298,348
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $30,888,836)                                                                                   35,652,188
                                                                                                                    ---------------
DEPOSIT ACCOUNT  (6.6%):
               2,496,028   NTRS London Deposit Account                                                                    2,496,028
                                                                                                                    ---------------
TOTAL DEPOSIT ACCOUNT (COST $2,496,028)                                                                                   2,496,028
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES ON LOAN (8.1%):
               3,097,241   Northern Trust Institutional Liquid Asset Portfolio                                            3,097,241
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $3,097,241)                                                                 3,097,241
                                                                                                                    ---------------
TOTAL INVESTMENTS (COST $36,456,990) (a)   -   108.5%                                                               $    41,219,204
                                                                                                                    ===============

------------
Percentages noted above are based on net assets as of September 30, 2004.

*   Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation                  $  5,051,308
Unrealized depreciation                      (289,094)
                                         ------------
Net unrealized appreciation              $  4,762,214
                                         ============

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                                                                                UNREALIZED
                                            DELIVERY          CONTRACT         APPRECIATION/
CURRENCY                                      DATE             AMOUNT         (DEPRECIATION)
--------                                    --------          --------         ------------
Short
  Receive U.S. Dollars in exchange
  for 20,338,504 Japanese Yen               10/4/04           $184,026            ($889)
Long
  Deliver U.S. Dollars in exchange
 for 42,413 British Pounds                  10/4/04             76,640              194
  Deliver U.S. Dollars in exchange
  for 23,674 Swiss Franc                    10/4/04             18,942              75

      The following represents the concentrations by country as of September 30, 2004 based upon the total fair value.

COUNTRY                                      PERCENTAGE
-------                                      ----------
United Kingdom                                  16.0%
Japan                                           15.3%
United States                                   13.0%
France                                          10.6%
Canada                                           6.5%
Switzerland                                      5.1%
Italy                                            4.2%
Germany                                          3.9%
Sweden                                           3.5%
Ireland                                          3.0%
Australia                                        2.9%
Singapore                                        2.3%
Korea                                            2.1%
Hong Kong                                        2.0%
Greece                                           1.4%
Spain                                            1.4%
Hungary                                          1.1%
Netherlands                                      0.9%
Norway                                           0.9%
South Africa                                     0.9%
Mexico                                           0.8%
Belgium                                          0.6%
Taiwan                                           0.6%
Austria                                          0.5%
Denmark                                          0.5%
                                               -----
                                               100.0%
                                               -----

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                                          FAIR
               SHARES                                                                                                     VALUE
               ------                                                                                                     -----
COMMON STOCKS  (94.6%):
Banking & Financial Services  (33.8%):
                 161,900   American Express Co.                                                                     $     8,331,374
                  85,500   Citigroup, Inc.                                                                                3,772,260
                  27,500   Fifth Third Bancorp                                                                            1,353,550
                  28,000   Golden West Financial Corp.                                                                    3,106,600
                  27,300   H&R Block, Inc.                                                                                1,349,166
                 235,448   HSBC Holdings plc                                                                              3,741,740
                  88,136   JPMorgan Chase & Co.                                                                           3,501,643
                  30,700   Lloyds TSB Group plc, ADR                                                                        966,436
                  32,000   Loews Corp.                                                                                    1,872,000
                  15,800   Moodys Corp.                                                                                   1,157,350
                  17,400   Morgan Stanley                                                                                   857,820
                  39,000   Providian Financial Corp. *                                                                      606,060
                   9,600   State Street Corp.                                                                               410,016
                  12,100   Takefuji Corp.                                                                                   775,394
                  73,100   Wells Fargo & Co.                                                                              4,358,953
                                                                                                                    ---------------
                                                                                                                         36,160,362
                                                                                                                    ---------------
Beverages  (2.3%):
                  32,700   Diageo plc, ADR                                                                                1,649,061
                  32,024   Heineken Holding NV, Class A                                                                     861,886
                                                                                                                    ---------------
                                                                                                                          2,510,947
                                                                                                                    ---------------
Computers  (3.0%):
                  25,100   Lexmark International, Inc., Class A *                                                         2,108,651
                  40,600   Microsoft Corp.                                                                                1,122,590
                                                                                                                    ---------------
                                                                                                                          3,231,241
                                                                                                                    ---------------
Health Care  (4.1%):
                  19,600   Cardinal Health, Inc.                                                                            857,892
                  20,600   Eli Lilly & Co.                                                                                1,237,030
                  23,700   HCA, Inc.                                                                                        904,155
                  10,600   Novartis AG, Registered Shares                                                                   495,478
                  28,700   Pfizer, Inc.                                                                                     878,220
                                                                                                                    ---------------
                                                                                                                          4,372,775
                                                                                                                    ---------------
Insurance  (16.6%):
                  80,000   American International Group, Inc.                                                             5,439,200
                  40,500   Aon Corp.                                                                                      1,163,970
                      45   Berkshire Hathaway, Inc., Class A *                                                            3,899,250
                      62   Berkshire Hathaway, Inc., Class B *                                                              178,002
                   7,600   Chubb Corp.                                                                                      534,128
                   2,800   Everest Re Group, Ltd.                                                                           208,124
                     300   Markel Corp. *                                                                                    92,520
                  22,600   Marsh & McLennan Companies.,                                                                   1,034,176
                           Inc.
                  12,000   Principal Financial Group, Inc.                                                                  431,640
                  36,600   Progressive Corp.                                                                              3,101,850
                   6,900   Sun Life Financial, Inc.                                                                         207,276
                  27,000   Transatlantic Holdings, Inc.                                                                   1,467,450
                                                                                                                    ---------------
                                                                                                                         17,757,586
                                                                                                                    ---------------
Manufacturing  (6.2%):
                  18,500   Martin Marietta Materials, Inc.                                                                  837,495
                 154,900   Tyco International, Ltd.                                                                       4,749,234
                  20,000   Vulcan Materials Co.                                                                           1,019,000
                                                                                                                    ---------------
                                                                                                                          6,605,729
                                                                                                                    ---------------

Media  (3.9%):
                  83,300   Comcast Corp., Class A *                                                                       2,325,736
                   7,400   Gannett Co., Inc.                                                                                619,824
                  19,700   Lagardere S.C.A.                                                                               1,223,578
                                                                                                                    ---------------
                                                                                                                          4,169,138
                                                                                                                    ---------------
Oil & Gas  (7.8%):
                  30,200   ConocoPhillips                                                                                 2,502,070
                  29,800   Devon Energy Corp.                                                                             2,116,098
                  23,800   EOG Resources, Inc.                                                                            1,567,230
                  28,500   Occidental Petroleum Corp.                                                                     1,594,005
                  17,000   Transocean, Inc. *                                                                               608,260
                                                                                                                    ---------------
                                                                                                                          8,387,663
                                                                                                                    ---------------
Real Estate Investment Trusts  (1.6%):
                   3,800   CenterPoint Properties Trust                                                                     165,604
                  48,300   General Growth Properties, Inc.                                                                1,497,300
                                                                                                                    ---------------
                                                                                                                          1,662,904
                                                                                                                    ---------------
Retail/Wholesale  (12.4%):
                 113,900   Altria Group, Inc.                                                                             5,357,856
                  11,900   AutoZone, Inc. *                                                                                 919,275
                  77,600   Costco Wholesale Corp.                                                                         3,225,056
                  24,700   Hershey Foods Corp.                                                                            1,153,737
                  57,400   Sealed Air Corp. *                                                                             2,660,490
                                                                                                                    ---------------
                                                                                                                         13,316,414
                                                                                                                    ---------------
Services  (2.1%):
                  22,000   Iac/InteractiveCorp *                                                                            484,440
                   4,500   Iron Mountain, Inc. *                                                                            152,325
                 154,800   Rentokil Initial plc                                                                             422,169
                  10,900   United Parcel Service, Inc., Class                                                               827,528
                           B
                   8,000   WPP Group plc, ADR                                                                               373,592
                                                                                                                    ---------------
                                                                                                                          2,260,054
                                                                                                                    ---------------
Telecommunications  (0.8%):
                  22,400   Nokia Oyj, ADR                                                                                   307,328
                  25,800   SK Telecom Company, Ltd., ADR                                                                    501,810
                                                                                                                    ---------------
                                                                                                                            809,138
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $99,586,017)                                                                                  101,243,951
                                                                                                                    ---------------
DEPOSIT ACCOUNT  (8.3%):
               8,912,884   NTRS London Deposit Account                                                                    8,912,884
                                                                                                                    ---------------
TOTAL DEPOSIT ACCOUNT (COST $8,912,884)                                                                                   8,912,884
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES ON LOAN (4.0%):
               4,284,080   Northern Trust Institutional Liquid Asset Portfolio                                            4,284,080
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $4,284,080)                                                                 4,284,000
                                                                                                                    ---------------
TOTAL INVESTMENTS (COST $112,782,981) (a)   -   106.9%                                                              $   114,440,915
                                                                                                                    ===============

------------
Percentages noted above are based on net assets as of September 30, 2004.

 *  Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation            $ 3,850,053
Unrealized depreciation             (2,192,119)
                                   -----------
Net unrealized appreciation        $ 1,657,934
                                   ===========

The following represents the concentrations by country as of September 30, 2004 based upon the total fair value.

COUNTRY                                       PERCENTAGE
-------                                       ----------
United States                                    93.1%
United Kingdom                                    3.8%
France                                            1.1%

Netherlands                                       0.8%
Japan                                             0.7%
Switzerland                                       0.5%
                                                -----
                                                100.0%
                                                -----

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                       FAIR
                      SHARES                                           VALUE
                      ------                                           -----
COMMON STOCKS  (86.6%):

Banking & Financial Services  (6.4%):
                  14,518   Citigroup, Inc.                         $     640,534
                   7,933   Federal Home Loan Mortgage Corp.              517,549
                  10,368   Goldman Sachs Group, Inc.                     966,712
                   8,134   J.P. Morgan Chase & Co.                       323,164
                  17,358   MBNA Corp.                                    437,422
                  12,995   Morgan Stanley                                640,654
                  10,015   Wells Fargo & Co.                             597,194
                                                                   -------------
                                                                       4,123,229
                                                                   -------------

Commercial Services  (1.6%):
                  13,519   Paychex, Inc.                                 407,598
                  16,566   Weight Watchers International, Inc.           643,092
                                                                   -------------
                           *
                                                                       1,050,690
                                                                   -------------

Computers  (16.8%):
                  11,131   Adobe Systems, Inc.                           550,651
                  27,876   Apple Computer, Inc. *                      1,080,195
                  21,740   AutoDesk, Inc.                              1,057,216
                  20,021   Automatic Data Processing, Inc.               827,268
                  10,798   Dell, Inc. *                                  384,409
                  11,963   Electronic Arts, Inc. *                       550,178
                  65,879   EMC Corp. *                                   760,244
                  26,511   Intel Corp.                                   531,811
                  11,960   International Business Machines             1,025,450
                           Corp.

                  81,052   Microsoft Corp.                             2,241,088
                  30,848   SAP AG ADR                                  1,201,530
                  28,033   Veritas Software Corp. *                      498,987
                                                                   -------------
                                                                      10,709,027
                                                                   -------------

Consulting Services  (3.4%):
                  43,500   Accenture, Ltd., Class A *                  1,176,675
                   8,094   Manpower, Inc.                                360,102
                  17,948   Mercury Interactive Corp. *                   626,026
                                                                   -------------
                                                                       2,162,803
                                                                   -------------

E-Commerce  (0.7%):
                   4,960   Ebay, Inc. *                                  456,022
                                                                   -------------
Electronics  (2.8%):
                  21,139   Linear Technology Corp.                       766,078
                  17,612   Maxim Integrated Products, Inc.               744,811
                  14,626   Texas Instruments, Inc.                       311,241
                                                                   -------------
                                                                       1,822,130
                                                                   -------------

Health Care  (2.5%):
                  10,504   Amgen, Inc. *                                 595,367
                  17,835   Johnson & Johnson, Inc.                     1,004,645
                                                                   -------------
                                                                       1,600,012
                                                                   -------------

Household  (4.4%):
                  21,229   Estee Lauder Companies, Inc.,                 887,372
                           Class A
                  28,969   Gillette Co.                                1,209,166
                  12,938   Procter & Gamble Co.                          700,205
                                                                   -------------
                                                                       2,796,743
                                                                   -------------
Insurance  (3.3%):
                  10,106   Allstate Corp.                                484,987

                  16,592   American International Group, Inc.          1,128,090
                  12,278   PMI Group, Inc.                               498,241
                                                                   -------------
                                                                       2,111,318
                                                                   -------------

Manufacturing  (1.8%):
                  19,648   General Electric Co.                          659,780
                   5,260   Illinois Tool Works, Inc.                     490,074
                                                                   -------------
                                                                       1,149,854
                                                                   -------------

Media  (8.9%):
                  36,650   Comcast Corp., Special Class A *            1,023,268
                  12,556   Cox Communications, Inc., Class A             415,980
                           *
                   9,351   Gannett Company, Inc.                         783,240
                  19,354   Monster Worldwide, Inc. *                     476,883
                  45,318   The Walt Disney Co.                         1,021,921
                  68,357   Time Warner, Inc. *                         1,103,282
                  27,295   Viacom, Inc., Class B                         916,020
                                                                   -------------
                                                                       5,740,594
                                                                   -------------

Oil & Gas  (2.0%):
                   5,271   Diamond Offshore Drilling, Inc.               173,890
                  23,148   Exxon Mobil Corp.                           1,118,743
                                                                   -------------
                                                                       1,292,633
                                                                   -------------

Pharmaceuticals  (6.5%):
                  24,561   Abbott Laboratories                         1,040,404
                   5,382   Biogen Idec, Inc. *                           329,217
                   6,947   Genzyme Corp. *                               377,986
                  11,712   Gilead Sciences, Inc. *                       437,795
                  52,310   Pfizer, Inc.                                1,600,686
                   9,581   Wyeth                                         358,329
                                                                   -------------
                                                                       4,144,417
                                                                   -------------

Retail/Wholesale  (10.2%):
                   8,927   Best Buy Co.                                  484,200
                  14,659   Coca-Cola Co.                                 587,093
                  47,006   Kohl's Corp. *                              2,265,219
                  50,903   Kroger Co. *                                  790,015
                  14,849   The Cheesecake Factory, Inc. *                644,447
                   8,751   W.W. Grainger, Inc.                           504,495
                  24,303   Wal-Mart Stores, Inc.                       1,292,920
                                                                   -------------
                                                                       6,568,389
                                                                   -------------

Telecommunications  (4.1%):
                   8,300   Amdocs, Ltd. *                                181,189
                  23,684   Avaya, Inc. *                                 330,155
                  60,908   Cisco Systems, Inc. *                       1,102,435
                  10,582   Motorola, Inc.                                190,899
                  20,911   Verizon Communications, Inc.                  823,475
                                                                   -------------
                                                                       2,628,153
                                                                   -------------

Transportation  (3.6%):
                   9,036   Burlington Northern Santa Fe Corp.            346,169
                   9,505   Canadian National Railway Co.                 463,844
                  11,449   FedEx Corp.                                   981,065
                  16,673   Southwest Airlines Co.                        227,086
                   5,462   Union Pacific Corp.                           320,073
                                                                   -------------
                                                                       2,338,237
                                                                   -------------

Travel & Entertainment  (6.8%):
                  24,548   Carnival Corp.                              1,160,875
                  49,111   Royal Caribbean Cruises, Ltd.               2,141,239
                  18,133   Starwood Hotels & Resorts                     841,734
                           Worldwide, Inc.
                   4,782   Wynn Resorts, Ltd. *                          247,182
                                                                   -------------
                                                                       4,391,030
                                                                   -------------

Utilities  (0.8%):
                   8,132   Emerson Electric Co.                          503,289
                                                                   -------------
TOTAL COMMON STOCKS (COST $54,650,542)                                55,588,570
                                                                   -------------

DEPOSIT ACCOUNT  (6.0%):

               3,879,168   NTRS London Deposit Account                                3,879,168
                                                                                  -------------
TOTAL DEPOSIT ACCOUNT (COST $3,879,168)                                               3,879,168
                                                                                  -------------

INVESTMENT COMPANY  (4.7%):

                  26,850   Standard & Poor's Depositary                               3,000,756
                                                                                  -------------
                           Receipt Trust Series 1 *

TOTAL INVESTMENT COMPANY (COST $3,017,127)                                            3,000,756
                                                                                  -------------

COLLATERAL FOR SECURITIES ON LOAN (12.8%):

               8,232,602   Northern Trust Institutional Liquid Asset Portfolio        8,232,602
                                                                                  -------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $8,232,602)                             8,232,602
                                                                                  -------------

TOTAL INVESTMENTS (COST $69,779,439) (a) - 110.1%                                 $  70,701,096
                                                                                  =============

------------
Percentages noted above are based on net assets as of September 30, 2004.

* Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation                 $    2,589,406
Unrealized depreciation                     (1,667,749)
                                        --------------
Net unrealized appreciation             $      921,657
                                        ==============

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                       FAIR
               SHARES                                                  VALUE
               ------                                                  -----
COMMON STOCKS  (99.0%):

Aerospace/Defense  (0.4%):
                   2,100   Moog, Inc., Class A *                   $      76,230
                                                                   -------------

Automotive  (2.4%):
                   2,100   Cummins, Inc.                                 155,169
                   6,100   Dura Automotive Systems, Inc. *                43,249
                   2,800   Group 1 Automotive, Inc. *                     76,384
                   4,500   Sonic Automotive, Inc.                         90,225
                   3,100   Thor Industries, Inc.                          82,057
                                                                   -------------
                                                                         447,084
                                                                   -------------

Banking & Financial Services  (15.2%):
                   3,600   AmericanWest Bancorporation *                  67,896
                   5,700   Asset Acceptance Capital Corp. *               96,729
                   1,900   Capitol Bancorp, Ltd.                          55,746
                   3,600   Central Pacific Financial Corp.                99,072
                   2,300   City Holding Co.                               75,647
                   3,500   Columbia Banking System, Inc.                  83,265
                   1,400   Corus Bankshares, Inc.                         60,382
                     900   First Citizens BancShares, Inc.,              106,200
                           Class A
                   8,500   First Niagara Financial Group, Inc.           113,730
                   2,400   FirstFed Financial Corp. *                    117,312
                   5,300   Flagstar Bancorp, Inc.                        112,784
                   6,200   Franklin Bank Corp. *                         105,710
                   6,600   Fremont General Corp.                         152,790
                   2,500   Glacier Bancorp, Inc. *                        72,900
                   2,600   Gold Banc Corp.                                35,074
                   3,100   Hanmi Financial Corp.                          93,620
                   4,000   Integra Bank Corp.                             86,800
                   4,100   Irwin Financial Corp.                         105,862
                   3,000   ITLA Capital Corp. *                          138,600
                   2,000   Lakeland Financial Corp. *                     67,800
                   4,000   Mainsource Financial Group, Inc.               82,000
                   1,800   Mercantile Bank Corp.                          62,712
                   3,400   Mid-State Bancshares                           87,482
                   1,800   New Century Financial Corp.                   108,396
                  14,500   Ptek Holdings, Inc. *                         124,265
                   2,800   South Financial Group, Inc.                    78,960
                   3,200   Southwest Bancorp, Inc.                        70,560
                  10,200   Sykes Enterprises, Inc. *                      46,818
                   2,800   Taylor Cap Group, Inc.                         67,200
                   2,000   TierOne Corp.                                  46,120
                   2,000   Watson Wyatt & Company                         52,600
                           Holdings
                   1,400   Western Sierra Bancorp *                       46,606
                   1,700   WSFS Financial Corp.                           85,000
                                                                   -------------
                                                                       2,806,638
                                                                   -------------

Beverages  (0.2%):
                   3,700   National Beverage Corp.                        29,896
                                                                    ------------

Chemicals  (3.1%):
                   7,300   Calgon Carbon Corp.                           52,706
                   1,600   Cytec Industries, Inc.                        78,320
                   1,600   FMC Corp. *                                   77,712
                   5,000   RPM International, Inc.                       88,250
                   2,400   Schulman, Inc.                                52,896
                   4,200   Sensient Technologies Corp.                   90,888

                   2,800   Spartech Corp.                                 70,280
                   6,900   Terra Industries, Inc. *                       59,754
                                                                         -------
                                                                         570,806
                                                                         -------

Computers  (2.8%):
                  11,000   Brocade Communications Systems,                62,150
                           Inc. *
                   5,500   Findwhat.com *                                103,015
                   7,200   Interwoven, Inc. *                             52,128
                   1,700   MicroStrategy, Inc., Class A *                 69,853
                   4,500   Perot Systems Corp., Class A *                 72,270
                   6,100   RadiSys Corp. *                                85,095
                   4,200   Standard Microsystems Corp. *                  73,542
                                                                         -------
                                                                         518,053
                                                                         -------

Construction  (4.3%):
                   4,400   Building Materials Holding Corp.              121,088
                   2,600   Dominion Homes, Inc. *                         61,932
                   1,500   Eagle Materials, Inc.                         106,950
                   1,900   Hovnanian Enterprises, Inc.,  Class            76,190
                           A *
                   2,400   Standard-Pacific Corp.                        135,288
                   3,300   URS Corp. *                                    88,044
                   5,900   USG Corp. *                                   107,557
                   4,300   WCI Communities, Inc. *                       100,190
                                                                         -------
                                                                         797,239
                                                                         -------

Electronics  (3.7%):
                   3,900   Artesyn Technologies, Inc. *                   38,922
                   4,400   Belden CDT, Inc.                               95,920
                   5,700   CMS Energy Corp. *                             54,264
                   5,000   CTS Corp.                                      63,000
                   3,200   Electro Scientific Industries, Inc. *          55,520
                   7,000   Hypercom Corp. *                               51,660
                   6,800   Multimedia Games, Inc. *                      105,400
                   2,000   PalmOne, Inc. *                                60,880
                   3,700   Regal-Beloit Corp.                             89,503
                   5,000   Symbol Technologies, Inc.                      63,200
                                                                         -------
                                                                         678,269
                                                                         -------

Health Care  (3.1%):
                   2,900   Accredo Health, Inc. *                         68,353
                   4,000   Applera Corp. *                                46,760
                   3,000   PacifiCare Health Systems, Inc. *             110,100
                   2,600   Province Healthcare Co. *                      54,392
                  11,500   Quidel Corp. *                                 52,095
                   8,000   Select Medical Corp.                          107,440
                   3,700   Trimeris, Inc. *                               55,685
                   2,300   Usana Health Sciences, Inc. *                  80,040
                                                                         -------
                                                                         574,865
                                                                         -------

Insurance  (4.5%):
                   4,200   Allmerica Financial Corp. *                   112,896
                  11,800   American Equity Investment Life               111,982
                           Holding Co.
                   2,400   Amerus Group Co.                               98,400
                   2,300   Arch Capital Group, Ltd. *                     89,562
                   3,000   Argonaut Group, Inc. *                         56,010
                   5,500   Great American Financial                       84,095
                           Resources, Inc.
                   1,300   Navigators Group, Inc. *                       38,012
                   4,000   Ohio Casualty Corp. *                          83,720
                   8,400   Phoenix Companies, Inc.                        87,528
                   2,200   Platinum Underwriter Holdings, Ltd.            64,416
                                                                         -------
                                                                         826,621
                                                                         -------

Manufacturing  (12.8%):
                   4,800   Agrium, Inc.                                   85,248
                   1,600   Albemarle Corp.                                56,144
                   2,900   Arch Chemicals, Inc.                           82,795
                   7,500   Axcelis Technologies, Inc. *                   62,100
                   1,500   Carlisle Companies, Inc.                       95,895

                   6,000   Checkpoint Systems, Inc. *                     93,420
                   3,400   Circor International, Inc.                     66,300
                   2,600   CLARCOR, Inc.                                 123,942
                   5,100   CNH Global N.V.                                99,858
                  10,400   Crown Holdings, Inc. *                        107,224
                   3,300   Enpro Industries, Inc. *                       79,662
                   3,200   Gardner Denver, Inc. *                         88,224
                   1,200   Georgia Gulf Corp.                             53,508
                   3,100   Grant Prideco, Inc. *                          63,519
                   4,300   Griffon Corp. *                                90,730
                   5,600   Hercules, Inc. *                               79,800
                   4,700   Kadant, Inc. *                                 86,292
                   1,000   Kennametal, Inc.                               45,150
                   3,000   Lance, Inc.                                    48,450
                   9,500   MEMC Electronic Materials, Inc. *              80,560
                   4,200   Metrologic Instruments, Inc. *                 66,570
                   7,400   Owens-Illinois, Inc. *                        118,400
                   9,200   PolyOne Corp. *                                69,184
                   3,200   Rudolph Technologies, Inc. *                   53,568
                   2,800   Sonoco Products Co.                            74,032
                   2,100   Terex Corp. *                                  91,140
                   1,100   Toro Co.                                       75,130
                   3,000   Tredegar, Inc.                                 54,600
                   2,500   Ultratech, Inc. *                              39,175
                   3,900   Water Pik Technologies, Inc. *                 58,110
                   2,000   York International Corp.                       63,180
                                                                       ---------
                                                                       2,351,910
                                                                       ---------

Media  (0.3%):
                   7,000   Entravision Communications Corp.,              53,270
                                                                       ---------
                           Class A *
Metals/Mining  (2.6%):
                   2,100   Arch Coal, Inc.                                74,529
                   3,800   Century Aluminum Co. *                        105,374
                     600   Cleveland-Cliffs, Inc. *                       48,522
                   3,100   Gibraltar Steel Corp.                         112,096
                   1,700   Mueller Industries, Inc.                       73,015
                   1,400   Quanex Corp.                                   71,792
                                                                       ---------
                                                                         485,328
                                                                       ---------

Oil & Gas  (8.8%):
                   3,100   Cimarex Energy Co. *                          108,314
                   5,800   Energy Partners, Ltd. *                        94,424
                   4,000   Forest Oil Corp. *                            120,480
                   3,400   Gulf Island Fabrication, Inc.                  75,820
                   2,800   Houston Exploration Co. *                     166,180
                   1,500   Hydril *                                       64,425
                   7,900   Key Energy Services, Inc. *                    87,295
                   9,200   Magnum Hunter Resources, Inc. *               106,168
                   2,400   National Fuel Gas Co.                          67,992
                   5,200   ONEOK, Inc.                                   135,304
                   3,700   Plains Exploration & Production Co.            88,282
                           *
                   1,800   Range Resources Corp.                          31,482
                   2,900   Remington Oil & Gas  Corp. *                   76,125
                   7,500   Superior Energy Services, Inc. *               96,900
                   3,600   Tesoro Petroleum Corp. *                      106,308
                   3,300   Todco, Class A *                               57,255
                   3,800   Unit Corp. *                                  133,304
                                                                       ---------
                                                                       1,616,058
                                                                       ---------

Pharmaceuticals  (2.4%):
                   9,800   Aphton Corp. *                                 35,280
                   4,300   Bradley Pharmaceuticals, Inc. *                87,505
                   7,500   Cell Genesys, Inc. *                           67,275
                   6,200   Endo Pharmaceuticals Holdings, Inc.           113,832
                           *
                   3,000   NBTY, Inc. *                                   64,680
                   2,800   Watson Pharmaceuticals, Inc. *                 82,488
                                                                       ---------

                                                                         451,060
                                                                       ---------

Real estate  (4.1%):
                   2,100   American Home Mortgage                         58,695
                           Investment Corp.
                  12,400   Boykin Lodging Co. *                          104,284
                   1,500   BRT Realty Trust                               32,445
                   2,500   Heritage Property Investment Trust             72,925
                   2,700   LandAmerica Financial Group, Inc.             122,850
                  20,700   Meristar Hospitality Corp. *                  112,815
                   4,400   MFA Mortgage Investments, Inc. *               40,524
                   2,000   Newcastle Investment Corp.                     61,400
                   5,800   Omega Healthcare Investors, Inc.               62,408
                   4,800   Senior Housing Properties Trust *              85,536
                                                                       ---------
                                                                         753,882
                                                                       ---------

Real Estate Investment Trusts  (2.0%):
                   4,800   American Financial Realty Trust                67,728
                   3,200   American Land Lease, Inc.                      62,080
                   7,600   Equity Inns, Inc.                              75,088
                   3,000   Glenborough Realty Trust, Inc.                 62,310
                   8,400   Hrpt Properties Trust                          92,316
                                                                       ---------
                                                                         359,522
                                                                       ---------

Retail  (10.2%):
                   3,000   Airgas, Inc.                                   72,210
                   2,400   Brown Shoe Company, Inc.                       60,144
                   5,800   Cache, Inc. *                                  87,000
                   4,200   Cash America International, Inc.              102,732
                   3,600   Cato Corp.                                     80,100
                   3,300   CBRL Group, Inc.                              119,064
                   3,300   Cedar Shopping Centers, Inc.                   46,035
                   6,600   Chiquita Brands International, Inc. *         114,906
                   5,300   CSK Auto Corp. *                               70,596
                   2,200   Hughes Supply, Inc.                            66,154
                  10,900   Jacuzzi Brands, Inc. *                        101,370
                   3,600   Jarden Corp. *                                131,364
                   6,100   K2, Inc. *                                     87,291
                   3,900   Linens 'n Things, Inc. *                       90,363
                   1,600   Nieman Marcus Group, Inc.                      92,000
                   5,500   Oakley, Inc. *                                 65,450
                   2,900   RENT-A-CENTER, Inc. *                          74,994
                   2,900   Shopko Stores, Inc. *                          50,489
                   2,900   Smithfield Foods, Inc. *                       72,500
                   2,500   Stage Stores, Inc. *                           85,550
                   5,800   The Bon-Ton Stores, Inc.                       70,702
                   3,100   The Sports Authority, Inc. *                   71,920
                   3,200   Thomas Nelson, Inc.                            62,560
                                                                       ---------
                                                                       1,875,494
                                                                       ---------

Services  (6.7%):
                   1,400   Beazer Homes USA, Inc.                        149,646
                  14,000   Century Business Services, Inc. *              62,860
                   9,800   CIBER, Inc. *                                  73,696
                   9,000   Cornell Corrections, Inc. *                   111,600
                   4,100   Davita, Inc. *                                127,715
                   1,000   Esco Technologies, Inc. *                      67,760
                   2,600   Euronet Worldwide, Inc. *                      48,672
                   5,600   Healthcare Services Group, Inc.               100,576
                   1,700   IDEXX Laboratories, Inc. *                     86,258
                   8,500   LA Quinta Corp., Class B *                     66,300
                   5,000   Labor Ready, Inc. *                            70,100
                  11,300   Lionbridge Technologies, Inc. *                97,067
                  11,400   Modis Professional Services *                  95,874
                   1,100   Volt Information Sciences, Inc. *              31,647
                   1,400   Waste Connections, Inc. *                      44,352
                                                                       ---------
                                                                       1,234,123
                                                                       ---------

Telecommunications  (2.9%):
                   9,900   AsiaInfo Holdings, Inc. *                      48,312
                   2,500   Brightpoint, Inc. *                            43,000

                   9,000   C-Cor.net Corp. *                              76,050
                   2,600   Comtech Telecommunications Corp.               70,460
                           *
                  12,800   Corillian Corp. *                              59,008
                   6,200   Foundry Networks, Inc. *                       58,838
                   5,200   Gray Television, Inc.                          61,880
                   6,800   Intervoice, Inc. *                             73,236
                   5,000   Skyworks Solutions, Inc. *                     47,500
                                                                    ------------
                                                                         538,284
                                                                    ------------

Transportation  (2.8%):
                   4,600   Covenant Transport, Inc., Class A              88,872
                           *
                   1,700   J.B. Hunt Transport Services, Inc.             63,138
                   6,900   Pacer International, Inc. *                   113,160
                   3,900   Swift Transportation Company, Inc.             65,598
                           *
                   2,000   Usf Corp.                                      71,780
                   2,600   Yellow Roadway Corp. *                        121,914
                                                                    ------------
                                                                         524,462
                                                                    ------------

Travel & Entertainment  (0.6%):
                   3,900   Aztar Corp. *                                 103,350
                                                                    ------------

Utilities  (3.1%):
                   2,000   Black Hills Corp.                              55,560
                  17,200   Calpine Corp. *                                49,880
                   4,800   Cleco Corp.                                    82,752
                   1,400   Energen Corp.                                  72,170
                   2,200   Great Plains Energy, Inc.                      64,130
                   2,500   New Jersey Resources Corp.                    103,500
                   2,000   Piedmont Natural Gas Company,                  87,880
                           Inc.
                   3,000   Westar Energy, Inc.                            60,600
                                                                    ------------
                                                                         576,472
                                                                    ------------

TOTAL COMMON STOCKS (COST $17,283,031)                                18,248,916
                                                                    ------------

DEPOSIT ACCOUNT  (4.6%)::
                 849,732   TNT Offshore Deposit Account                  849,732
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $849,732)                                    849,732
                                                                    ------------

TOTAL INVESTMENTS (COST $18,132,763) (a) - 103.6%                   $ 19,098,648
                                                                    ============

------------
Percentages noted above are based on net assets as of September 30, 2004.

* Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation        $    1,299,463
Unrealized depreciation              (333,578)
                               --------------
Net unrealized appreciation    $      965,885
                               ==============

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
(FORMERLY KNOWN AS THE USAZ PIMCO PEA GROWTH AND INCOME FUND)
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                        FAIR
                      SHARES                                            VALUE
                      ------                                            -----
COMMON STOCKS  (98.6%):

Banking & Financial Services  (20.1%):
                  15,300   Capital One Financial Corp.             $   1,130,670
                  40,100   Citigroup, Inc.                             1,769,212
                  24,700   Countrywide Financial Corp.                   972,933
                  15,200   Fannie Mae                                    963,680
                  57,300   J.P. Morgan Chase & Co.                     2,276,529
                  22,900   MGIC Investment Corp.                       1,523,995
                  36,900   Washington Mutual, Inc.                     1,442,052
                                                                   -------------
                                                                      10,079,071
                                                                   -------------

Computers  (8.5%):
                  27,100   Electronic Arts, Inc. *                     1,246,329
                   6,780   Google, Inc., Class A *                       878,688
                   9,800   International Business Machines               840,252
                           Corp.
                  16,900   Intuit, Inc. *                                767,260
                  37,500   Seagate Technology                            507,000
                                                                   -------------
                                                                       4,239,529
                                                                   -------------

E-Commerce  (14.4%):
                  74,600   Amazon.com, Inc. *                          3,048,156
                  20,300   eBay, Inc. *                                1,866,382
                 105,000   IAC/InterActiveCorp *                       2,312,100
                                                                   -------------
                                                                       7,226,638
                                                                   -------------

Health Care  (13.6%):
                   5,600   Aetna, Inc.                                   559,608
                  24,300   Baxter International, Inc.                    781,488
                  31,800   Health Net, Inc. *                            786,096
                  53,600   Humana, Inc. *                              1,070,928
                  43,600   McKesson Corp.                              1,118,340
                  39,700   Tenet Healthcare Corp. *                      428,363
                  28,300   UnitedHealth Group, Inc.                    2,086,842
                                                                   -------------
                                                                       6,831,665
                                                                   -------------

Manufacturing  (10.7%):
                  57,600   Eastman Kodak Co.                           1,855,872
                 115,200   Tyco International, Ltd.                    3,532,032
                                                                   -------------
                                                                       5,387,904
                                                                   -------------

Media  (8.5%):
                  28,700   Comcast Corp., Class A *                      810,488
                  72,900   DIRECTV Group, Inc. *                       1,282,311
                  67,200   Time Warner, Inc. *                         1,084,608
                 115,100   WPP Group plc                               1,073,099
                                                                   -------------
                                                                       4,250,506
                                                                   -------------

Retail/Wholesale  (6.9%):
                  53,800   Albertson's, Inc.                           1,287,434
                  33,600   Home Depot, Inc.                            1,317,120
                  55,800   Kroger Co. *                                  866,016
                                                                   -------------
                                                                       3,470,570
                                                                   -------------

Telecommunications  (9.5%):
                 148,900   Nextel Communications, Inc., Class          3,549,776
                           A *
                 358,500   Qwest Communications                        1,193,805
                                                                   -------------
                           International, Inc. *                       4,743,581
                                                                   -------------


Utilities  (6.4%):
                 176,000   AES Corp. *                                               1,758,240
                  52,500   Waste Management, Inc.                                    1,435,350
                                                                                  ------------
                                                                                     3,193,590
                                                                                  ------------
TOTAL COMMON STOCKS (COST $47,820,481)                                              49,423,054
                                                                                  ------------

DEPOSIT ACCOUNT  (3.5%):
               1,772,275   NTRS London Deposit Account                               1,772,275
                                                                                  ------------
TOTAL DEPOSIT ACCOUNT (COST $1,772,275)                                              1,772,275
                                                                                  ------------

COLLATERAL FOR SECURITIES ON LOAN (3.3%):
               1,664,699   Northern Trust Institutional Liquid Asset Portfolio       1,664,699
                                                                                  ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $1,664,699)                            1,664,699
                                                                                  ------------

TOTAL INVESTMENTS (COST $51,257,455) (a) - 105.4%                                 $ 52,860,028
                                                                                  ============

------------
Percentages noted above are based on net assets as of September 30, 2004.

* Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation        $     3,008,751
Unrealized depreciation             (1,406,178)
                               ---------------
Net unrealized appreciation    $     1,602,573
                               ===============

      The following represents the concentrations by country as of September 30, 2004 based upon the total fair value.

   COUNTRY         PERCENTAGE
   -------         ----------
United States         97.9%
United Kingdom         2.1%
                    ------
                    100.00%
                    ------

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

              PRINCIPAL                                             AMORTIZED
               AMOUNT                                                 COST
              ---------                                             ---------
CERTIFICATES OF DEPOSIT  (17.7%):

Banking/Financial Services  (17.7):
               7,000,000   Credit Suisse First Boston, 1.55%,     $    6,999,997
                           10/4/04
               7,000,000   Credit Suisse First Boston, 1.88%,          7,000,000
                           12/20/04
              15,000,000   HBOS Treasury Services plc,                15,000,000
                           1.67%, 11/19/04
              10,000,000   HSH Nordbank AG, 1.87%,                    10,002,944
                           12/30/04
              14,000,000   Wells Fargo Bank NA, 1.75%,                14,000,000
                           10/18/04
                                                                  --------------

TOTAL CERTIFICATES OF DEPOSIT (COST $58,002,941)                      53,002,941
                                                                  --------------

COMMERCIAL PAPER (b) (57.0%):

Agricultural Services  (4.1%):
              12,360,000   Cargill, Inc., 1.74%, 12/13/04 (c)         12,317,142
                                                                  --------------

Automobiles  (3.7%):
               2,000,000   DaimlerChrysler Revolving Auto              1,998,833
                           Services, 1.78%, 10/13/04
               2,323,000   DaimlerChrysler Revolving Auto              2,319,997
                           Services, 1.82%, 10/27/04
               2,950,000   DaimlerChrysler Revolving Auto              2,945,870
                           Services, 1.83%, 10/29/04
               3,950,000   DaimlerChrysler Revolving Auto              3,942,495
                           Services, 1.83%, 11/8/04
                                                                  --------------
                                                                      11,207,195
                                                                  --------------

Banking/Financial Services  (39.2%):
               9,973,000   Amsterdam Funding Corp., 1.71%,             9,970,669
                           10/6/04 (c)
               5,000,000   Banque ET Caisse D'EPARGNE DE               4,996,539
                           L'ETAT, 1.81%, 10/15/04
               2,970,000   Barton Capital Holdings, 1.74%,             2,969,577
                           10/4/04 (c)
               2,000,000   CBA (Delaware) Finance, Inc.,               1,998,678
                           1.73%, 10/15/04
              14,000,000   CIT Group, Inc., 1.61%, 10/4/04            13,998,158
               7,627,000   Falcon Asset Securitization Corp.,          7,621,720
                           1.81%, 10/15/04 (c)
               7,000,000   Falcon Asset Securitization Corp.,          6,992,670
                           1.82%, 10/22/04 (c)
                 250,000   General Electric Capital Corp.,               249,500
                           1.83%, 11/10/04
               4,000,000   Household Finance Corp., 1.82%,             3,992,044
                           11/10/04
              10,000,000   Household Finance Corp., 1.84%,             9,977,375
                           11/15/04
               6,000,000   Long Lane Master Trust IV, 1.83%,           5,993,700
                           10/22/04 (c)
               4,400,000   Long Lane Master Trust IV, 1.84%,           4,393,806
                           10/29/04 (c)

               8,318,000   Morgan Stanley Dean Witter & Co.,           8,311,008
                           1.81%, 10/18/04
               3,231,000   New Center Asset Trust, 1.78%,              3,224,403
                           11/12/04
               7,234,000   Preferred Receivables Funding               7,231,890
                           Corp., 1.78%, 10/7/04 (c)
               2,771,000   Royal Bank of Scotland, plc, 1.73%,         2,769,561
                            10/12/04
               3,148,000   Sheffield Receivables Corp., 1.78%,         3,147,082
                            10/7/04 (c)
               2,000,000   Sheffield Receivables Corp., 1.83%,         1,998,900
                            10/12/04 (c)
               5,670,000   Sheffield Receivables Corp., 1.82%,         5,664,643
                            10/20/04 (c)
               4,300,000   Spintab Swedmortgage, 1.78%,                4,297,701
                           10/12/04
                 392,000   Spintab Swedmortgage, 1.88%,                  390,912
                           11/24/04
               1,100,000   Swedbank, 1.76%, 10/4/04                    1,099,841
               4,716,000   Thunder Bay Funding, Inc., 1.93%,           4,696,088
                           12/20/04 (c)
               1,188,000   Westpac Trust Securities New                1,187,178
                           Zealand, Ltd., 1.81%, 10/15/04
                                                                  --------------
                                                                     117,173,643
                                                                  --------------

Insurance  (9.2%):
              13,000,000   ING American Insurance Holdings,           12,967,890
                           1.74%, 11/22/04
               1,453,000   John Hancock Financial Services,            1,452,776
                           1.88%, 10/4/04 (c)
              13,000,000   John Hancock Financial Services,           12,984,602
                           1.67%, 10/27/04 (c)
                                                                  --------------
                                                                      27,405,268
                                                                  --------------

Utilities  (0.8%):
               2,421,000   National Rural Utilities, 1.83%,            2,418,942
                           10/18/04
                                                                  --------------
TOTAL COMMERCIAL PAPER (COST $170,522,190)                           170,522,190
                                                                  --------------

CORPORATE BONDS  (8.7%):

Banking/Financial Services  (5.4%):
               6,000,000   Goldman Sachs Group, Inc., 2.03%,           6,002,377
                           9/13/05 * (c)
               5,000,000   Merrill Lynch & Co., 1.70%, 10/1/05*        5,000,000
               5,000,000   Morgan Stanley, 1.64%, 12/27/04 *           5,000,000
                                                                  --------------
                                                                      16,002,377
                                                                  --------------

Insurance  (3.3%):
              10,000,000   Irish Life & Permanent plc, 1.82%,          9,998,179
                           9/21/05 * (c)
                                                                  --------------
TOTAL CORPORATE BONDS (COST $26,000,556)                              26,000,556
                                                                  --------------

DEPOSIT ACCOUNT  (0.0%):

                     484   TNT Offshore Deposit Account                      484
                                                                  --------------
TOTAL DEPOSIT ACCOUNT (COST $484)                                            484
                                                                  --------------

U.S. GOVERNMENT SPONSORED ENTERPRISES (16.7%):

Federal National Mortgage Association (16.7%):
              25,000,000   1.90%, 12/8/04                             24,911,695
               9,259,000   1.90%, 12/10/04                             9,225,333
               5,000,000   1.40%, 3/29/05                              5,000,000

              11,000,000   1.95%, 4/29/05                             10,877,121
                                                                  --------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $50,014,149)        50,014,149
                                                                  --------------

TOTAL INVESTMENTS (COST $299,540,320) (a) - 100.1%                $  299,540,320
                                                                  ==============

------------
Percentages noted above are based on net assets as of September 30, 2004.

* Variable rate security. The rates presented represent the rate in effect at September 30, 2004. The dates presented represents the maturity date.

(a) Represents cost for financial reporting purposes and is substantially the same as federal income tax purposes.

(b)   The rates presented represent the effective yields at September 30, 2004.

(c) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ OPPENHEIMER EMERGING GROWTH FUND
Schedule of Portfolio Investments                          September 30, 2004
(Unaudited)

                                                                                                FAIR
                              SHARES                                                            VALUE
                              ------                                                            -----
COMMON STOCKS (98.5%):
Advertising (0.9%):
                    54,000    Ventiv Health, Inc. *                                         $        915,300
                                                                                            ----------------
Banking/Financial Services  (3.2%):
                    42,600    Commercial Capital Bancorp, Inc.                                       966,594
                    35,000    Harris & Harris Group, Inc. *                                          361,900
                    17,000    Investors Financial Services Corp.                                     767,210
                     8,200    Redwood Trust, Inc.                                                    511,844
                    12,800    Westcorp                                                               544,256
                                                                                            ----------------
                                                                                                   3,151,804
                                                                                            ----------------
Computers (12.8%):
                    67,800    Aladdin Knowledge Systems *                                          1,518,788
                    20,000    Autodesk, Inc.                                                         972,600
                    21,200    Blackboard, Inc. *                                                     363,792
                    19,800    Cognizant Technology Solutions Corp. *                                 604,098
                    45,500    F5 Networks, Inc. *                                                  1,385,930
                    17,700    Given Imaging, Ltd. *                                                  680,565
                    12,000    Global Payments, Inc.                                                  642,600
                    70,000    iVillage, Inc. *                                                       420,000
                    51,400    Macromedia, Inc. *                                                   1,032,112
                     5,700    Netease.com, Inc., ADR *                                               216,201
                    94,800    NIC, Inc. *                                                            508,128
                    30,800    Novatel Wireless, Inc. *                                               723,800
                    36,600    PalmOne, Inc. *                                                      1,114,104
                   110,800    SupportSoft, Inc. *                                                  1,079,192
                    14,400    Verint Systems, Inc. *                                                 530,496
                    26,500    VeriSign, Inc. *                                                       526,820
                    27,700    Witness Systems, Inc. *                                                445,139
                                                                                            ----------------
                                                                                                  12,764,365
                                                                                            ----------------
E-Commerce (3.6%):
                    28,700    Ask Jeeves, Inc. *                                                     938,777
                    28,000    Infospace, Inc. *                                                    1,326,920
                    41,700    Jupitermedia Corp. *                                                   742,260
                    22,300    SINA Corp. *                                                           568,427
                                                                                            ----------------
                                                                                                   3,576,384
                                                                                            ----------------
Educational Services (2.0%):
                    59,700    eCollege.com, Inc. *                                                   576,105
                    30,000    Education Lending Group, Inc. *                                        443,400
                    20,000    First Marblehead Corp. *                                               928,000
                                                                                            ----------------
                                                                                                   1,947,505
                                                                                            ----------------
Electronics (10.5%):
                    27,800    AMIS Holdings, Inc. *                                                  375,856
                    20,000    ATMI, Inc. *                                                           409,600
                     3,700    Cogent, Inc. *                                                          67,414
                    30,000    Flir Systems, Inc. *                                                 1,755,000
                    15,000    Integrated Circuit Systems, Inc. *                                     322,500
                    50,000    Integrated Device Technology, Inc. *                                   476,500
                    32,300    Magma Design Automation, Inc. *                                        487,084
                    84,000    Microsemi Corp. *                                                    1,184,400
                   132,600    Microtune, Inc. *                                                      700,128
                    22,200    NAVTEQ Corp. *                                                         791,208
                   165,000    On Semiconductor Corp. *                                               516,450
                    18,000    Silicon Laboratories, Inc. *                                           595,620

                          145,700    Skyworks Solutions, Inc. *                                    1,384,150
                           36,600    Trident Microsystems *                                          368,562
                           45,000    Vicor Corp.                                                     454,950
                           36,200    Zoran Corp. *                                                   569,064
                                                                                                  ----------
                                                                                                  10,458,486
                                                                                                  ----------
Health Care (5.2%):
                           43,300    Amedisys, Inc. *                                              1,296,835
                           27,000    Gen-Probe, Inc. *                                             1,076,490
                           40,000    HealthExtras, Inc. *                                            557,600
                           21,200    Immucor, Inc. *                                                 524,700
                           24,700    INAMED Corp. *                                                1,177,449
                           20,000    Psychiatric Solutions, Inc. *                                   507,000
                                                                                                  ----------
                                                                                                   5,140,074
                                                                                                  ----------
Manufacturing (5.6%):
                           11,350    Ceradyne, Inc. *                                                498,379
                           17,000    Commercial Metals Co.                                           675,240
                           15,000    FMC Technologies, Inc. *                                        501,000
                           46,200    GrafTech International, Ltd. *                                  644,490
                           36,200    Intermagnetics General, Corp. *                                 838,030
                           20,000    Lone Star Technologies, Inc. *                                  756,000
                           10,000    Meritage Corp. *                                                786,000
                            9,900    Olin Corp.                                                      198,000
                           43,000    Oregon Steel Mills, Inc. *                                      715,090
                                                                                                  ----------
                                                                                                   5,612,229
                                                                                                  ----------
Media (4.4%):
                           20,000    Avid Technology, Inc. *                                         937,400
                           53,000    Central Eurpoean Media Enterprises, Ltd., Class A *           1,503,080
                           59,200    Macrovision Corp. *                                           1,425,536
                           77,800    TiVo, Inc. *                                                    515,036
                                                                                                  ----------
                                                                                                   4,381,052
                                                                                                  ----------
Medical Equipment & Supplies (1.6%):
                           21,900    Animas Corp. *                                                  352,590
                           25,300    ArthroCare Corp. *                                              741,037
                           22,700    Palomar Medical Technologies, Inc. *                            497,584
                                                                                                  ----------
                                                                                                   1,591,211
                                                                                                  ----------
Oil & Gas (1.1%):
                           10,000    Frontline, Ltd.                                                 471,900
                           20,000    Headwaters, Inc. *                                              617,200
                                                                                                  ----------
                                                                                                   1,089,100
                                                                                                  ----------
Pharmaceuticals (9.2%):
                           64,700    Bio-Imaging Technologies, Inc. *                                315,736
                           34,500    DOV Pharmaceutical, Inc. *                                      591,330
                           30,000    Eon Labs, Inc. *                                                651,000
                           45,000    First Horizon Pharmaceutical Corp. *                            900,450
                          100,600    Isolagen, Inc. *                                                950,670
                           75,000    LifeCell Corp. *                                                750,000
                           32,200    Martek Biosciences Corp. *                                    1,566,208
                           55,400    MGI Pharma, Inc. *                                            1,478,626
                           51,100    Pharmacyclics, Inc. *                                           526,841
                           40,000    Salix Pharmaceuticals, Ltd. *                                   860,800
                           44,300    VaxGen, Inc. *                                                  591,405
                                                                                                  ----------
                                                                                                   9,183,066
                                                                                                  ----------
Retail/Wholesale  (7.5%):
                           23,400    American Eagle Outfitters, Inc.                                 862,290
                           56,600    Deckers Outdoor Corp. *                                       1,924,400
                           28,100    Design Within Reach, Inc. *                                     483,039
                           50,300    Guess ?, Inc. *                                                 895,843
                           11,800    MSC Industrial Direct Co., Class A                              402,144
                           50,000    Navarre Corp. *                                                 724,500
                           12,000    P.F. Chang's China Bistro, Inc. *                               581,880
                           25,000    Quiksilver, Inc. *                                              635,500
                           27,100    Urban Outfitters, Inc. *                                        932,240
                                                                                                  ----------

                                                                                                   7,441,836
                                                                                                  ----------
Services (13.5%):
                            3,800    51job, Inc., ADR *                                               78,850
                           40,000    aQuantive, Inc. *                                               386,000
                           40,000    BJ's Restaurants, Inc. *                                        634,800
                           28,900    Color Kinetics, Inc. *                                          369,920
                           28,000    EGL, Inc. *                                                     847,280
                           36,100    Exar Corp. *                                                    511,176
                           15,000    General Maritime Corp. *                                        522,450
                           33,200    Laureate Education, Inc. *                                    1,235,704
                           17,000    Life Time Fitness, Inc. *                                       436,220
                           67,200    Metrologic Instruments, Inc. *                                1,065,120
                           45,000    Omicell, Inc. *                                                 594,900
                           26,000    Resources Connection, Inc. *                                    982,280
                           55,600    Shuffle Master, Inc. *                                        2,082,775
                           61,900    Sonic Solutions *                                             1,010,208
                           12,000    Sra International, Inc., Class A *                              618,720
                           35,000    Symyx Technologies, Inc. *                                      824,250
                           42,900    VCA Antech, Inc. *                                              885,027
                           16,000    Veeco Instruments, Inc. *                                       335,520
                                                                                                  ----------
                                                                                                  13,421,200
                                                                                                  ----------
Telecommunications (12.1%):
                           32,000    ADTRAN, Inc.                                                    725,760
                           70,000    Aeroflex, Inc. *                                                739,900
                          123,700    Airspan Networks, Inc. *                                        671,691
                           64,800    Andrew Corp. *                                                  793,152
                          144,000    Arris Group, Inc. *                                             751,680
                           26,900    Atheros Communications *                                        274,380
                           77,700    AudioCodes, Ltd. *                                              978,243
                            4,500    CallWave, Inc. *                                                      0
                           40,000    Ditech Communications Corp. *                                   895,600
                           52,500    IXC Communications, Inc. *                                      510,300
                           40,500    J2 Global Communications, Inc. *                              1,279,395
                           27,800    JAMDAT Mobile, Inc. *                                           641,346
                           39,400    MarketWatch.Com, Inc. *                                         492,106
                           24,000    Plantronics, Inc.                                             1,037,760
                           30,000    Shanda Interactive Entertainment, Ltd., ADR *                   720,000
                           60,900    Sierra Wireless, Inc. *                                       1,084,020
                          186,500    WJ Communications, Inc. *                                       455,060
                                                                                                  ----------
                                                                                                  12,050,393
                                                                                                  ----------
Transportation (1.7%):
                           15,000    Landstar System, Inc. *                                         880,200
                           27,000    Old Dominion Freight Line, Inc. *                               777,870
                            1,600    Ship Finance International, Ltd.                                 32,160
                                                                                                  ----------
                                                                                                   1,690,230
                                                                                                  ----------
Travel/Entertainment (3.6%):
                           83,550    Activision, Inc. *                                            1,158,839
                            9,200    Penn National Gaming, Inc. *                                    371,680
                           70,600    Scientific Games Corp., Class A *                             1,348,460
                           15,300    Yellow Roadway Corp. *                                          717,417
                                                                                                  ----------
                                                                                                   3,596,396
                                                                                                  ----------
TOTAL COMMON STOCKS (COST $90,919,761)                                                            98,010,631
                                                                                                  ----------
DEPOSIT ACCOUNT (3.9%):
                        3,883,341    NTRS London Deposit Account                                   3,883,341
                                                                                                  ----------
TOTAL DEPOSIT ACCOUNT (3,883,341)

COLLATERAL FOR SECURITIES ON LOAN (39.8%):
                       39,631,139    Northern Trust Institutional Liquid Asset Portfolio          39,631,139
                                                                                                  ----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $39,631,139)                                        39,631,139
                                                                                                  ----------

TOTAL INVESTMENTS (COST $134,434,241) (a)   -   142.2%                                         $ 141,525,111
                                                                                               =============

------------
Percentages noted above are based on net assets as of September 30, 2004.

*     Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation                                       $     13,031,698
Unrealized depreciation                                             (5,940,828)
                                                              ----------------
Net unrealized appreciation                                   $      7,090,870
                                                              ================

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
Schedule of Portfolio Investments                           September 30, 2004
(Unaudited)

                                                                                                               FAIR
                     SHARES                                                                                    VALUE
                     ------                                                                                    -----
COMMON STOCKS (92.7%):
Banking/Financial Services (0.7%):
                    25,000    Harris & Harris Group, Inc. *                                               $       258,500
                                                                                                          ---------------
Computers (32.1%):
                     8,000    Adobe Systems, Inc.                                                                 395,760
                    25,000    Advanced Digital Information Corp. *                                                217,500
                    26,400    Aladdin Knowledge Systems *                                                         591,386
                    18,700    Apple Computer, Inc. *                                                              724,625
                    32,000    ATI Technologies, Inc. *                                                            490,560
                    11,600    Autodesk, Inc.                                                                      564,108
                    17,400    Cisco Systems, Inc. *                                                               314,940
                    10,000    Cognizant Technology Solutions Corp. *                                              305,100
                    25,000    F5 Networks, Inc. *                                                                 761,500
                     9,600    Infosys Technologies, Ltd., ADR                                                     543,360
                    24,700    Juniper Networks, Inc. *                                                            582,920
                    26,700    Macromedia, Inc. *                                                                  536,136
                    24,800    Mercury Interactive Corp. *                                                         865,024
                    30,100    Microsoft Corp.                                                                     832,265
                    10,000    Netease.com, Inc., ADR *                                                            379,300
                    60,000    Network Engines, Inc. *                                                             108,600
                    49,300    NIC, Inc. *                                                                         264,248
                    11,700    Novatel Wireless, Inc. *                                                            274,950
                    20,400    Packeteer, Inc. *                                                                   220,524
                    17,000    PalmOne, Inc. *                                                                     517,480
                     6,000    Research In Motion, Ltd. *                                                          458,040
                    20,300    SanDisk Corp. *                                                                     591,136
                    25,300    Silicon Storage Technology, Inc. *                                                  161,161
                    48,300    SupportSoft, Inc. *                                                                 470,442
                    16,200    Symantec Corp. *                                                                    889,056
                     5,600    Verint Systems, Inc. *                                                              206,304
                    10,800    Witness Systems, Inc. *                                                             173,556
                                                                                                          ---------------
                                                                                                               12,439,981
                                                                                                          ---------------
E-Commerce (6.6%):
                    17,800    Ask Jeeves, Inc. *                                                                  582,238
                     9,700    Ctrip.com International, Ltd., ADR *                                                 336,590
                    10,000    Infospace, Inc. *                                                                   473,900
                    14,800    Jupitermedia Corp. *                                                                263,440
                    16,700    SINA Corp. *                                                                        425,683
                    13,200    Yahoo!, Inc. *                                                                      447,612
                                                                                                          ---------------
                                                                                                                2,529,463
                                                                                                          ---------------
Educational Services (0.8%):
                    31,000    eCollege.com, Inc. *                                                                299,150
                                                                                                          ---------------
Electronics (21.1%):
                    17,400    Analog Devices, Inc.                                                                674,772
                    10,700    ASML Holding NV, NY Registered Shares *                                             137,709
                    15,000    ATMI, Inc. *                                                                        307,200
                    51,950    AU Optronics Corp., ADR                                                             650,414
                     1,500    Cogent, Inc. *                                                                       27,330
                    20,000    Cypress Semiconductor Corp. *                                                       176,800
                     9,300    Flir Systems, Inc. *                                                                544,050
                     6,000    Integrated Circuit Systems, Inc. *                                                  129,000
                    25,000    Integrated Device Technology, Inc. *                                                238,250

                    30,650    Intel Corp.                                                                         614,839
                    11,000    Linear Technology Corp.                                                             398,640
                    28,000    Marvell Technology Group, Ltd. *                                                    731,640
                    12,000    Microchip Technology, Inc.                                                          322,080
                    34,500    Microsemi Corp. *                                                                   486,450
                    54,500    Microtune, Inc. *                                                                   287,760
                     9,100    NAVTEQ Corp. *                                                                      324,324
                    84,900    On Semiconductor Corp. *                                                            265,737
                     7,500    Silicon Laboratories, Inc. *                                                        248,175
                    75,400    Skyworks Solutions, Inc. *                                                          716,300
                    27,100    Staktek Hldgs, Inc. *                                                               105,690
                    14,200    Trident Microsystems *                                                              142,994
                    10,000    TTM Technologies, Inc. *                                                             88,900
                    28,000    Vicor Corp.                                                                         283,080
                    14,900    Zoran Corp. *                                                                       234,228
                                                                                                               ----------
                                                                                                                8,136,362
                                                                                                               ----------
Manufacturing (1.9%):
                    12,000    Zebra Technologies Corp., Class A *                                                 732,120
                                                                                                               ----------
Media (3.3%):
                    10,000    Avid Technology, Inc. *                                                             468,700
                    23,100    Macrovision Corp. *                                                                 556,248
                    36,100    TiVo, Inc. *                                                                        238,982
                                                                                                               ----------
                                                                                                                1,263,930
                                                                                                               ----------
Pharmaceuticals (4.9%):
                     5,000    Amgen, Inc. *                                                                       283,400
                    10,000    Gilead Sciences, Inc. *                                                             373,800
                    12,000    Martek Biosciences Corp. *                                                          583,680
                    25,000    MGI Pharma, Inc. *                                                                  667,250
                                                                                                               ----------
                                                                                                                1,908,130
                                                                                                               ----------
Services (2.0%):
                     1,500    51job, Inc., ADR *                                                                   31,125
                    11,400    Color Kinetics, Inc. *                                                              145,920
                    36,100    Sonic Solutions *                                                                   589,152
                                                                                                               ----------
                                                                                                                  766,197
                                                                                                               ----------
Telecommunications (18.1%):
                    30,000    ADTRAN, Inc.                                                                        680,400
                    43,000    Aeroflex, Inc. *                                                                    454,510
                    44,900    Airspan Networks, Inc. *                                                            243,807
                    55,700    Andrew Corp. *                                                                      681,768
                    14,600    Atheros Communications *                                                            148,920
                    51,800    AudioCodes, Ltd. *                                                                  652,162
                     1,800    CallWave, Inc. *                                                                          0
                    60,000    Corning, Inc. *                                                                     664,800
                    18,000    Ditech Communications Corp. *                                                       403,020
                    18,800    J2 Global Communications, Inc. *                                                    593,892
                       400    JAMDAT Mobile, Inc. *                                                                 9,228
                    15,200    MarketWatch.Com, Inc. *                                                             189,848
                    14,000    Plantronics, Inc.                                                                   605,360
                    13,500    Polycom, Inc. *                                                                     267,570
                     8,200    QUALCOMM, Inc.                                                                      320,128
                    15,000    Shanda Interactive Entertainment, Ltd., ADR *                                       360,000
                    29,300    Sierra Wireless, Inc. *                                                             521,540
                    76,900    WJ Communications, Inc. *                                                           187,636
                                                                                                               ----------
                                                                                                                6,984,589
                                                                                                               ----------
Travel/Entertainment (1.2%):
                    34,550    Activision, Inc. *                                                                  479,209
                                                                                                               ----------
TOTAL COMMON STOCKS (COST $36,517,015)                                                                         35,797,631
                                                                                                               ----------
DEPOSIT ACCOUNT (7.8%):
                    3,003,980 NTRS London Deposit Account                                                       3,003,980
                                                                                                               ----------
TOTAL DEPOSIT ACCOUNT (COST $3,003,980)                                                                         3,003,980
                                                                                                               ----------

COLLATERAL FOR SECURITIES ON LOAN (32.6%):
                    12,582,273    Northern Trust Institutional Liquid Asset Portfolio                          12,582,273
                                                                                                          ---------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $12,582,273)                                                     12,582,273
                                                                                                          ---------------
TOTAL INVESTMENTS (COST $52,103,268) (a)   -   133.1%                                                     $    51,383,884
                                                                                                          ===============

------------
Percentages noted above are based on net assets as of September 30, 2004.

*     Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

 Unrealized appreciation             $         3,561,611
 Unrealized depreciation                      (4,280,995)
                                     -------------------
 Net unrealized depreciation         $          (719,384)
                                     ===================

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ OPPENHEIMER GLOBAL FUND
Schedule of Portfolio Investments                            September 30, 2004
(Unaudited)

                                                                                               FAIR
                     SHARES                                                                    VALUE
                     ------                                                                    -----
COMMON STOCKS (93.1%):
Aerospace/Defense  (2.1%):
                   13,600    Empresa Brasileira de Aeronautica SA, ADR                    $        359,040
                    4,010    Lockheed Martin Corp.                                                 223,678
                    9,800    Raytheon Co.                                                          372,204
                                                                                          ----------------
                                                                                                   954,922
                                                                                          ----------------
Airlines (0.5%):
                    4,740    Boeing Co.                                                            244,679
                                                                                          ----------------
Banking/Financial Services (14.7%):
                   15,490    3I Group plc                                                          155,925
                   19,080    ABN AMRO Holding NV                                                   434,019
                    8,220    ACE, Ltd.                                                             329,293
                    7,060    American Express Co.                                                  363,308
                   12,750    Anglo Irish Bank Corp.                                                235,955
                   13,170    Australia and New Zeland Banking Group, Ltd.                          182,290
                   14,850    Charles Schwab Corp.                                                  136,472
                    3,480    Citigroup, Inc.                                                       153,538
                    1,690    Commerce Bancorp, Inc.                                                 93,288
                    7,600    Credit Saison Company, Ltd.                                           234,186
                   28,000    HSBC Holdings plc                                                     445,299
                   19,500    ICICI Bank, Ltd., ADR                                                 269,100
                   22,004    J.P. Morgan Chase & Co.                                               874,219
                   16,860    MBNA Corp.                                                            424,872
                    5,795    MLP AG                                                                 93,118
                    3,480    Northern Trust Corp.                                                  141,984
                   98,000    Resona Holdings, Inc. *                                               147,871
                   33,020    Royal Bank of Scotland Group plc                                      954,967
                    4,820    Societe Generale                                                      427,119
                   10,120    Wachovia Corp.                                                        475,134
                                                                                          ----------------
                                                                                                 6,571,957
                                                                                          ----------------
Computers (6.5%):
                   24,020    BEA Systems, Inc. *                                                   165,978
                    3,200    Canon, Inc.                                                           150,670
                   15,600    Cisco Systems, Inc. *                                                 282,360
                    1,470    Electronic Arts, Inc. *                                                67,605
                    5,480    International Business Machines Corp.                                 469,855
                    7,270    Juniper Networks, Inc. *                                              171,572
                   30,770    Novell, Inc. *                                                        194,159
                    6,740    Red Hat, Inc. *                                                        82,498
                    2,977    SAP AG                                                                464,665
                   61,220    Sun Microsystems, Inc. *                                              247,329
                    5,480    Symantec Corp. *                                                      300,742
                    5,500    Trend Micro, Inc.                                                     236,968
                    5,480    VERITAS Software Corp. *                                               97,544
                                                                                          ----------------
                                                                                                 2,931,945
                                                                                          ----------------
Diversified (0.4%):
                   21,000    Hutchison Whampoa, Ltd.                                               164,294
                                                                                          ----------------
E-Commerce (0.4%):
                    4,740    Amazon.com, Inc. *                                                    193,676
                                                                                          ----------------
Electronics (3.8%):
                   32,350    Advanced Micro Devices, Inc. *                                        420,550
                    2,200    Altera Corp. *                                                         43,054

                   15,490    Cadence Design Systems, Inc. *                                        201,990
                      600    Keyence Corp.                                                         126,419
                   18,760    National Semiconductor Corp. *                                        290,592
                    1,001    Samsung Electronics Company, Ltd.                                     397,967
                   13,000    Sharp Corp.                                                           179,139
                    1,300    Silicon Laboratories, Inc. *                                           43,017
                                                                                                 ---------
                                                                                                 1,702,728
                                                                                                 ---------
Health Care (2.3%):
                    8,220    Applera Corp. - Applied Biosystems Group                              155,111
                    2,740    Express Scripts, Inc. *                                               179,032
                    4,850    Quest Diagnostics, Inc.                                               427,867
                   28,990    Smith & Nephew plc                                                    266,865
                                                                                                 ---------
                                                                                                 1,028,875
                                                                                                 ---------
Insurance (2.6%):
                   27,847    Aegon NV                                                              300,618
                      140    Berkshire Hathaway, Inc., Class B *                                   401,941
                    2,010    Everest Re Group, Ltd.                                                149,403
                    6,950    Manulife Financial Corp.                                              305,240
                                                                                                 ---------
                                                                                                 1,157,202
                                                                                                 ---------
Manufacturing (10.0%):
                   55,520    Cadbury Schweppes plc                                                 427,580
                    2,950    Coach, Inc. *                                                         125,139
                    9,590    Companhia de Bebidas das Americas, ADR                                214,816
                    6,990    Diageo plc                                                             87,399
                    3,020    Essilor International SA                                              194,372
                   48,900    Fomento Economico Mexicano SA, de CV                                  216,121
                    8,740    Gillette Co.                                                          364,808
                   66,490    Grupo Modelo SA, de CV, Series C                                      161,829
                    5,484    Hyundai Heavy Industries Company, Ltd.                                147,573
                    3,400    Murata Manufacturing Company, Ltd.                                    163,796
                   17,164    NIKON Corp.                                                           161,944
                      385    Porsche AG                                                            249,612
                   36,690    Reckitt Benckiser plc                                                 900,212
                   12,000    Shiseido Company, Ltd.                                                147,798
                    3,208    Siemens AG                                                            235,398
                   244,269   Taiwan Semiconductor Manufacturing Company, Ltd.                      310,764
                   10,500    Toyota Motor Corp.                                                    402,763
                                                                                                 ---------
                                                                                                 4,511,924
                                                                                                 ---------
Media (7.2%):
                    6,950    Grupo Televisa SA                                                     366,474
                   32,980    Pearson plc                                                           353,197
                   24,040    Reed Elsevier plc                                                     211,278
                   91,000    Singapore Press Holdings, Ltd.                                        256,049
                  400,000    Sirius Satellite Radio, Inc. *                                      1,280,000
                    6,060    Societe Television Francaise 1                                        172,142
                   74,000    Television Broadcasts, Ltd.                                           331,230
                   12,330    Wolters Kluwer NV                                                     207,787
                       13    Yahoo Japan Corp. *                                                    57,901
                                                                                                 ---------
                                                                                                 3,236,058
                                                                                                 ---------
Oil/Gas (8.3%):
                    7,270    BP plc, ADR                                                           418,243
                    8,020    ChevronTexaco Corp.                                                   430,193
                    6,000    EnCana Corp.                                                          277,549
                    9,060    Eni SpA                                                               203,274
                   15,070    GlobalSantaFe Corp.                                                   461,896
                  127,000    Hong Kong and China Gas Company, Ltd.                                 236,995
                   17,810    Huskey Energy, Inc.                                                   434,731

                    3,130    Technip SA                                                            506,063
                      970    Total SA, Class B                                                     197,848
                   16,220    Transocean, Inc. *                                                    580,351
                                                                                                 ---------
                                                                                                 3,747,143
                                                                                                 ---------
Pharmaceuticals (11.3%):
                    6,950    Affymetrix, Inc. *                                                    213,435
                    7,800    Amgen, Inc. *                                                         442,104
                    4,560    AstraZeneca plc                                                       187,160
                      220    Aventis SA                                                             18,496
                   12,000    Chugai Pharmaceutical Company, Ltd.                                   173,322
                    2,740    Eli Lilly & Co.                                                       164,537
                    4,430    Genentech, Inc. *                                                     232,221
                    4,110    Genzyme Corp. *                                                       223,625
                   11,900    Gilead Sciences, Inc. *                                               444,822
                    5,170    Human Genome Sciences, Inc. *                                          56,405
                    8,960    IMS Health, Inc.                                                      214,323
                    4,850    Millennium Pharmaceuticals, Inc. *                                     66,494
                    3,590    Nektar Therapeutic *                                                   51,983
                    6,803    Novartis AG, Registered Shares                                        317,994
                   11,060    Pfizer, Inc.                                                          338,436
                    5,426    Roche Holding AG                                                      562,167
                    9,705    Sanofi-Synthelabo SA                                                  704,895
                   13,170    Schering-Plough Corp.                                                 251,020
                   18,000    Shionogi & Company, Ltd.                                              258,347
                    6,000    Teva Pharmaceutical Industries, Ltd., ADR                             155,700
                                                                                                 ---------
                                                                                                 5,077,486
                                                                                                 ---------
Retail/Wholesale (6.3%):
                   17,200    Boots Group plc                                                       200,098
                    3,080    Carrefour SA                                                          145,065
                   21,600    Circuit City Stores, Inc.                                             331,344
                  158,300    Dixons Group plc                                                      489,802
                    8,960    Gap, Inc.                                                             167,552
                   34,040    Hennes & Mauritz AB, Class B                                          937,464
                    5,590    RadioShack Corp.                                                      160,098
                    4,200    Seven-eleven Japan Company, Ltd.                                      120,256
                    5,690    Starbucks Corp. *                                                     258,667
                                                                                                 ---------
                                                                                                 2,810,346
                                                                                                 ---------
Services (1.7%):
                   22,300    Electricidade de Portugal S.A.                                         65,176
                    8,390    JC Decaux SA *                                                        190,955
                    6,000    JGC Corp.                                                              61,137
                    3,359    Leighton Holdings, Ltd.                                                23,418
                    4,320    Northrop Grumman Corp.                                                230,385
                   18,320    WPP Group plc                                                         170,801
                                                                                                 ---------
                                                                                                   741,872
                                                                                                 ---------
Telecommunications (13.2%):
                   17,680    Alcatel SA *                                                          206,914
                   21,070    Corning, Inc. *                                                       233,456
                   15,400    France Telecom SA                                                     384,210
                   76,600    JDS Uniphase Corp. *                                                  258,142
                      140    KDDI                                                                  680,816
                   11,710    QUALCOMM, Inc.                                                        457,158
                    5,270    Scientific-Atlanta, Inc.                                              136,598
                   12,860    SK Telecom Company, Ltd., ADR                                         250,127
                   23,180    Tandberg ASA                                                          209,898
                   22,195    Tele Norte Leste Participacoes S.A.                                   292,775
                  321,750    Telefonaktiebolaget Lm Ericsson, Class B *                            998,798
                  727,570    Vodafone Group plc                                                  1,743,610
                       13    Yahoo Japan Corp. *                                                    57,429
                                                                                                 ---------
                                                                                                 5,909,931
                                                                                                 ---------
Transportation (0.5%):
                    5,590    Burlington Resources, Inc.                                            228,072
                                                                                                 ---------

Travel/Entertainment (1.3%):
                   24,020    Amadeus Global Travel Distribution SA, Class A                        190,296
                      200    Carnival Corp.                                                          9,458
                    8,950    International Game Technology                                         321,753
                    9,700    Peninsular & Oriental Steam Navigation Co.                             46,228
                                                                                          ----------------
                                                                                                   567,735
                                                                                          ----------------
TOTAL COMMON STOCKS (COST $40,918,760)                                                          41,780,845
                                                                                          ----------------
DEPOSIT ACCOUNT (12.4%):
                5,568,203    NTRS London Deposit Account                                         5,568,203
                                                                                          ----------------
TOTAL DEPOSIT ACCOUNT (COST $5,568,203)                                                          5,568,203
                                                                                          ----------------
TOTAL INVESTMENTS (COST $46,486,963) (a)   -   105.5%                                     $     47,349,048
                                                                                          ================

------------
Percentages noted above are based on net assets as of September 30, 2004.

*     Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation                $  1,859,713
Unrealized depreciation                    (997,628)
                                       ------------
Net unrealized appreciation            $    862,085
                                       ============

      The following represents the concentrations by country as of September 30, 2004 based upon the total fair value.

    COUNTRY                                                  PERCENTAGE
    -------                                                  ----------
United States                                                 52.4%
United Kingdom                                                13.1%
Japan                                                          7.1%
France                                                         6.6%
Sweden                                                         4.1%
Hong Kong                                                      2.5%
Canada                                                         2.2%
Germany                                                        2.2%
Netherlands                                                    1.9%
Switzerland                                                    1.9%
Korea                                                          1.2%
Mexico                                                         0.8%
Taiwan                                                         0.7%
Brazil                                                         0.6%
Ireland                                                        0.5%
Singapore                                                      0.5%
Australia                                                      0.4%
Italy                                                          0.4%
Norway                                                         0.4%
Spain                                                          0.4%
Portugal                                                       0.1%
                                                            ------
Total                                                       100.00%

SEE ACCOMPANYING NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
Schedule of Portfolio Investments                         September 30, 2004
(Unaudited)

                                                                                               FAIR
                     SHARES                                                                    VALUE
                     ------                                                                    -----
COMMON STOCKS (92.1%):
Banking/Financial Services (15.1%):
                   37,820    3I Group plc                                                  $      380,701
                    9,000    ABN AMRO Holding NV                                                  204,726
                   57,636    Amp, Ltd.                                                            261,305
                   44,300    Anglo Irish Bank Corp.                                               819,830
                   55,210    Collins Stewart Tullett plc *                                        400,181
                   21,900    ICICI Bank, Ltd., ADR                                                302,220
                   37,000    Joyo Bank, Ltd.                                                      149,325
                       71    Mitsubishi Tokyo Financial Group, Inc.                               593,092
                   17,007    MLP AG                                                               273,280
                    4,100    National Australia Bank, Ltd.                                         80,499
                   12,170    Royal Bank of Scotland Group plc                                     351,967
                   48,300    Skandia Forsakrings AB                                               191,069
                    3,300    Societe Generale                                                     292,426
                                                                                           --------------
                                                                                                4,300,621
                                                                                           --------------
Computers (4.0%):
                   25,017    Autonomy Corp. plc *                                                  85,793
                    8,000    Canon, Inc.                                                          376,676
                   17,500    Getronics NV *                                                        36,565
                    8,000    Infosys Technologies, Ltd., ADR                                      452,799
                    3,036    Logitech International SA *                                          147,521
                    1,660    Ubi Soft Entertainment SA *                                           31,856
                                                                                           --------------
                                                                                                1,131,210
                                                                                           --------------
Electronics (6.9%):
                   47,300    Art Advanced Research Technologies, Inc. *                            57,372
                   15,500    ASM International NV *                                               205,840
                   35,080    Electrocomponents plc                                                197,696
                   10,589    Epcos AG *                                                           159,484
                    1,100    Keyence Corp.                                                        231,768
                   10,000    Nippon Electric Glass Company, Ltd.                                  222,697
                   12,800    Omron Corp.                                                          283,307
                      299    Samsung Electronics Company, Ltd.                                    118,873
                   22,000    Sharp Corp.                                                          303,159
                    5,700    Sony Corp.                                                           194,810
                                                                                           --------------
                                                                                                1,975,006
                                                                                           --------------
Health Care (1.8%):
                   12,200    Alleanza Assicurazioni SPA                                           141,262
                   16,800    Luxottica Group SPA                                                  301,295
                   21,500    Ortivus AB, Class B *                                                 77,964
                                                                                           --------------
                                                                                                  520,521
                                                                                           --------------
Manufacturing (19.7%):
                   11,839    Aalberts Industries NV                                               430,683
                   18,050    Cadbury Schweppes plc                                                139,010
                   18,300    Compania Vale do Rio Doce, ADR                                       352,275
                    7,482    Continental AG                                                       406,646
                  112,000    Empresa Brasileira de Aeronautica SA                                 736,347
                    4,420    Essilor International SA                                             284,479
                   61,431    Foster's Group, Ltd.                                                 211,453
                    7,767    Hyundai Heavy Industries Company, Ltd.                               209,008

                   20,000    Konica Minolta Holdings, Inc.                                        273,963
                    3,150    L'Oreal SA                                                           206,657
                    1,600    Nidec Corp.                                                          162,014
                    2,600    Pernod Ricard SA                                                     345,675
                      472    Porsche AG                                                           306,018
                    7,660    Rio Tinto plc                                                        206,265
                    1,172    SEB SA                                                               113,403
                    3,398    Siemens AG                                                           249,340
                    3,000    Takeda Chemical Industries, Ltd.                                     136,345
                    1,900    Tdk Corp.                                                            126,765
                    5,800    Terumo Corp.                                                         132,327
                    1,800    Toyota Motor Corp.                                                    69,045
                   17,060    Unilever plc                                                         139,037
                   20,000    Ushio, Inc.                                                          337,772
                                                                                                ---------
                                                                                                5,574,527
                                                                                                ---------
Media (6.3%):
                    5,940    British Sky Broadcasting Group plc                                    51,585
                    5,960    Gestevision Telecinco SA *                                           107,926
                    4,100    Grupo Televisa SA                                                    216,193
                    4,920    Lg Home Shopping, Inc.                                               189,839
                   19,200    Mediaset SPA                                                         218,255
                    8,380    Societe Television Francaise 1                                       238,044
                    2,500    Sogecable SA *                                                       100,740
                    3,720    T-Online International AG *                                           40,344
                   24,300    The News Corporation, Ltd.                                           201,771
                   12,270    Vivendi Universal SA *                                               314,818
                       28    Yahoo Japan Corp. *                                                  124,710
                                                                                                ---------
                                                                                                1,804,225
                                                                                                ---------
Oil/Gas (4.8%):
                    4,800    BP plc, ADR                                                          276,144
                    3,380    Technip SA                                                           546,483
                    2,010    Total SA, Class B                                                    409,975
                    3,400    Tsakos Energy Navigation, Ltd.                                       119,510
                                                                                                ---------
                                                                                                1,352,112
                                                                                                ---------
Pharmaceuticals (9.9%):
                    1,230    AstraZeneca plc                                                       50,484
                      120    Aventis SA                                                            10,089
                    5,000    Dr. Reddy's Laboratories, Ltd., ADR                                   80,600
                    5,000    Fujisawa Pharmaceutical Company, Ltd.                                112,939
                    9,930    GlaxoSmithKline plc                                                  214,309
                   12,600    H. Lundbeck A/S                                                      228,459
                    8,500    Neurosearch A/S *                                                    323,153
                   40,620    NicOx SA *                                                           160,146
                  190,700    Novogen, Ltd. *                                                      686,945
                    4,481    Sanofi-Synthelabo SA                                                 325,465
                    3,707    Schering AG                                                          233,748
                   12,000    Shionogi & Company, Ltd.                                             172,231
                   99,220    SkyePharma plc *                                                     104,281
                    4,400    Teva Pharmaceutical Industries, Ltd., ADR                            114,180
                                                                                                ---------
                                                                                                2,817,029
                                                                                                ---------
Real Estate (1.1%):
                   28,000    Sumitomo Realty & Development Company, Ltd.                          299,050
                                                                                                ---------
Retail/Wholesale (6.4%):
                   11,200    Buhrmann NV                                                           84,552
                    1,760    Carrefour SA                                                          82,894
                    5,193    Compagnie Finaciere Richemont AG, Class A                            144,099
                  101,810    Dixons Group plc                                                     315,014
                    7,950    Heineken NV                                                          239,672
                   14,800    Hennes & Mauritz AB, Class B                                         407,593
                      552    Nestle SA, Registered Shares                                         126,795
                   10,220    Next plc                                                             302,424

                    6,691    Takashimaya Company, Ltd.                                             55,771
                    7,600    Woolworths, Ltd.                                                      75,328
                                                                                          ---------------
                                                                                                1,834,142
                                                                                          ---------------
Services (3.8%):
                   65,220    BTG plc *                                                            115,821
                    4,664    Daito Trust Construction Company, Ltd.                               189,078
                    3,500    Impala Platinum Holdings, Ltd.                                       281,301
                    2,000    Koninklijke Boskalis Westminster NV                                   53,106
                   16,330    Leighton Holdings, Ltd.                                              113,846
                    6,100    Prosegur, Compania de Seguridad SA                                   100,598
                    6,600    Randstad Holding NV                                                  239,358
                                                                                          ---------------
                                                                                                1,093,108
                                                                                          ---------------
Telecommunications (10.1%):
                       71    KDDI                                                                 345,271
                   10,600    Nokia Oyj                                                            146,071
                    7,100    SK Telecom Company, Ltd., ADR                                        138,095
                   42,400    Tandberg ASA                                                         383,938
                   35,900    Telecom Italia Mobile S.P.A.                                         193,777
                  239,300    Telefonaktiebolaget Lm Ericsson, Class B *                           742,851
                    2,656    United Internet AG, Registered Shares                                57,147
                  315,780    Vodafone Group plc                                                   756,761
                       28    Yahoo Japan Corp. *                                                  123,692
                                                                                          ---------------
                                                                                                2,887,603
                                                                                          ---------------
Travel/Entertainment (2.2%):
                   24,400    Amadeus Global Travel Distribution SA, Class A                       193,306
                    4,900    Carnival Corp.                                                       231,722
                   21,150    William Hill plc                                                     204,467
                                                                                          ---------------
                                                                                                  629,495
                                                                                          ---------------
TOTAL COMMON STOCKS (COST $26,612,840)                                                         26,218,649
                                                                                          ---------------
DEPOSIT ACCOUNT (8.0%):
                2,276,033    NTRS London Deposit Account                                        2,276,033
                                                                                          ---------------
TOTAL DEPOSIT ACCOUNT (COST $2,276,033)                                                         2,276,033
                                                                                          ---------------
TOTAL INVESTMENTS (COST $28,888,873) (a)   -   100.1%                                     $    28,494,682
                                                                                          ===============

------------
Percentages noted above are based on net assets as of September 30, 2004.

*     Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

 Unrealized appreciation             $     1,169,980
 Unrealized depreciation                  (1,564,171)
                                     ---------------
 Net unrealized depreciation         $      (394,191)
                                     ===============

      The following represents the concentrations by country as of September 30, 2004 based upon the total fair value.

      COUNTRY                                  PERCENTAGE
      -------                                  ----------
Japan                                             17.6%
United States                                     16.7%
United Kingdom                                    14.1%
France                                            11.6%
Germany                                            6.1%
Australia                                          5.7%

Sweden                                             5.0%
Netherlands                                        4.4%
Italy                                              3.1%
Ireland                                            2.9%
Brazil                                             2.6%
Denmark                                            1.9%
Spain                                              1.9%
Korea                                              1.8%
Switzerland                                        1.5%
Norway                                             1.4%
South Africa                                       1.0%
Finland                                            0.5%
Canada                                             0.2%
                                                ------
Total                                           100.00%
                                                ------

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                  FAIR
         SHARES                                                                   VALUE
         ------                                                                   -----
COMMON STOCKS (93.6%):
Airlines (0.9%):
            2,300  Boeing Co.                                                  $  118,726
            2,500  United Technologies Corp.                                      233,450
                                                                               ----------
                                                                                  352,176
                                                                               ----------

Banking & Financial Services (21.7%):
              600  ACE, Ltd.                                                       24,036
            1,600  AFLAC, Inc.                                                     62,736
              500  Allmerica Financial Corp. *                                     13,440
            3,700  Allstate Corp.                                                 177,563
              100  American Capital Strategies, Ltd.                                3,134
            4,400  American Express Co.                                           226,424
           12,500  American International Group, Inc.                             849,875
            1,200  Aon Corp.                                                       34,488
              100  Astoria Financial Corp.                                          3,549
           22,700  Bank of America Corp.                                          983,591
            2,700  Bank of New York Company, Inc.                                  78,759
              600  Banknorth Group, Inc.                                           21,000
            1,000  BB&T Corp.                                                      39,690
              500  Bear Stearns Companies, Inc.                                    48,085
              400  Capital One Financial Corp.                                     29,560
              400  Charles Schwab Corp.                                             3,676
              100  Chicago Mercantile Exchange                                     16,130
              600  Chubb Corp.                                                     42,168
              400  CIGNA Corp.                                                     27,852
              400  Cincinnati Financial Corp.                                      16,488
              900  CIT Group, Inc.                                                 33,651
           29,200  Citigroup, Inc.                                              1,288,304
              100  City National Corp.                                              6,495
              100  Colonial Bancgroup, Inc.                                         2,045
              500  Comerica, Inc.                                                  29,675
            2,100  Countrywide Credit Industries, Inc.                             82,719
              200  Doral Financial Corp.                                            8,294
            1,500  E*Trade Group, Inc. *                                           17,130
            5,700  Fannie Mae                                                     361,380
            1,000  Fidelity National Financial                                     38,100
              800  Fifth Third Bancorp                                             39,376
              100  First American Financial Corp.                                   3,083
            1,500  Freddie Mac                                                     97,860
              600  Fremont General Corp.                                           13,890
            1,500  GreenPoint Financial Corp.                                      69,615
              200  H&R Block, Inc.                                                  9,884
            1,400  Hartford Financial Services Group, Inc.                         86,702
              800  Huntington Bancshares, Inc.                                     19,928
              400  Independence Community Bank Corp.                               15,620
              300  IndyMac Bancorp, Inc.                                           10,860
           21,284  J.P. Morgan Chase & Co.                                        845,613
            1,400  KeyCorp                                                         44,240
              200  Knight Trading Group, Inc. *                                     1,846
              100  LandAmerica Financial Group, Inc.                                4,550
              150  Legg Mason, Inc.                                                 7,991
              800  Lincoln National Corp.                                          37,600
              100  M&T Bank Corp.                                                   9,570
              400  MBIA, Inc.                                                      23,284
            4,700  MBNA Corp.                                                     118,440

            1,000  Mellon Financial Corp.                                          27,690
            4,900  Merrill Lynch & Company, Inc.                                  243,628
            1,400  MetLife, Inc.                                                   54,110
              500  MGIC Investment Corp.                                           33,275
            6,600  Morgan Stanley                                                 325,380
            3,200  National City Corp.                                            123,584
              400  Nationwide Financial Services, Inc.                             14,044
              100  New Century Financial Corp.                                      6,022
              600  Northern Trust Corp.                                            24,480
              300  PMI Group, Inc.                                                 12,174
            1,800  PNC Financial Services Group                                    97,380
            2,300  Principal Financial Group, Inc.                                 82,731
            1,200  Progressive Corp.                                              101,700
              400  R & G Finanical Corp., Class B                                  15,460
              600  Reinsurance Group of America, Inc.                              24,720
              400  RenaissanceRe Holdings, Ltd.                                    20,632
              400  SAFECO Corp.                                                    18,260
              200  StanCorp Financial Group, Inc.                                  14,240
            1,500  SunTrust Banks, Inc.                                           105,615
              100  T. Rowe Price Group, Inc.                                        5,094
              100  Torchmark Corp.                                                  5,318
           13,400  U.S. Bancorp                                                   387,260
              500  UnionBanCal Corp.                                               29,605
            8,500  Wachovia Corp.                                                 399,075
              200  Webster Financial Corp.                                          9,878
            9,000  Wells Fargo & Co.                                              536,670
              300  Zions Bancorp                                                   18,312
                                                                               ----------
                                                                                8,766,326
                                                                               ----------

Beverages (2.8%):
            2,600  Anheuser-Busch Companies, Inc.                                 129,870
           12,200  Coca-Cola Co.                                                  488,610
            1,000  Pepsi Bottling Group, Inc.                                      27,150
              600  Pepsiamericas, Inc.                                             11,460
           10,100  PepsiCo, Inc.                                                  491,365
                                                                               ----------
                                                                                1,148,455
                                                                               ----------

Computers (10.7%):
              800  Adobe Systems, Inc.                                             39,576
            1,800  Apple Computer, Inc. *                                          69,750
              600  Autodesk, Inc.                                                  29,178
            1,300  Avaya, Inc. *                                                   18,122
            1,200  BMC Software, Inc. *                                            18,972
              300  Brocade Communications Systems, Inc. *                           1,695
           35,800  Cisco Systems, Inc. *                                          647,980
            1,000  Computer Associates International, Inc.                         26,300
            1,600  Compuware Corp. *                                                8,240
           14,000  Dell, Inc. *                                                   498,400
              100  Earthlink, Inc. *                                                1,030
              200  Electronic Arts, Inc. *                                          9,198
           17,600  Hewlett-Packard Co.                                            330,000
              500  IKON Office Solutions, Inc.                                      6,010
            8,000  International Business Machines Corp.                          685,920
            1,000  Lexmark International, Inc. *                                   84,010
              800  Macfee, Inc. *                                                  16,080
           48,000  Microsoft Corp.                                              1,327,200
              400  NCR Corp. *                                                     19,836
           28,700  Oracle Corp. *                                                 323,736
              300  Siebel Systems, Inc. *                                           2,262
              400  Storage Technology Corp. *                                      10,104
            4,000  Sun Microsystems, Inc. *                                        16,160
            1,300  Sybase, Inc. *                                                  17,927
            1,300  Symantec Corp. *                                                71,344
              300  Tech Data Corp. *                                               11,565
            1,600  TIBCO Software, Inc. *                                          13,616

            1,500  United Online, Inc. *                                           14,430
            1,400  VERITAS Software Corp. *                                        24,920
                                                                               ----------
                                                                                4,343,561
                                                                               ----------

Construction (0.4%):
              100  D. R. Horton, Inc.                                               3,311
              400  Hovnanian Enterprises, Inc. , Class A *                         16,040
              400  KB HOME                                                         33,796
            1,100  Louisiana-Pacific Corp.                                         28,545
              400  M.D.C. Holdings, Inc.                                           29,240
              100  Pulte Homes, Inc.                                                6,137
              300  Ryland Group, Inc.                                              27,798
              100  Standard Pacific Corp.                                           5,637
              300  Vulcan Materials Co.                                            15,285
                                                                               ----------
                                                                                  165,789
                                                                               ----------

E-Commerce (0.5%):
              600  Amazon.com, Inc. *                                              24,516
              400  Checkfree Corp. *                                               11,068
            1,700  eBay, Inc. *                                                   156,298
              700  IAC/InterActiveCorp *                                           15,414
                                                                               ----------
                                                                                  207,296
                                                                               ----------

Educational services (0.1%):
              600  Apollo Group, Inc. *                                            44,022
              300  ITT Educational Services, Inc. *                                10,815
                                                                               ----------
                                                                                   54,837
                                                                               ----------

Electronics (3.7%):
            1,000  Agilent Technologies, Inc. *                                    21,570
            1,600  Altera Corp. *                                                  31,312
              500  Amphenol Corp., Class A*                                        17,130
            2,700  Analog Devices, Inc.                                           104,706
            4,100  Applied Materials, Inc. *                                       67,609
              500  Arrow Electronics, Inc. *                                       11,290
            3,000  Atmel Corp. *                                                   10,860
              600  Cree, Inc. *                                                    18,318
            1,400  Emerson Electric Co.                                            86,646
              100  Engelhard Corp.                                                  2,835
              300  Hubbell, Inc.                                                   13,449
           41,000  Intel Corp.                                                    822,460
              900  Linear Technology Corp.                                         32,616
            1,000  Microchip Technology, Inc.                                      26,840
              300  Molex, Inc.                                                      8,946
            1,800  National Semiconductor Corp. *                                  27,882
            1,600  Sanmina-SCI Corp. *                                             11,280
              500  Tektronix, Inc.                                                 16,625
            7,900  Texas Instruments, Inc.                                        168,112
              100  Thomas & Betts Corp.                                             2,682
                                                                               ----------
                                                                                1,503,168
                                                                               ----------

Health Care (7.5%):
            6,500  Abbott Laboratories                                            275,340
              900  Aetna, Inc.                                                     89,937
              600  Applera Corp. - Applied Biosystems Group                        11,322
              100  Baxter International, Inc.                                       3,216
            1,100  Becton, Dickinson & Co.                                         56,870
              100  Cardinal Health, Inc.                                            4,377
              400  Covance, Inc. *                                                 15,988
              500  Coventry Health Care, Inc. *                                    26,685
              500  Estee Lauder Companies, Inc., Class A                           20,900
              100  Express Scripts, Inc. *                                          6,534
              200  Guidant Corp.                                                   13,208
              600  Humana, Inc. *                                                  11,988
           14,800  Johnson & Johnson                                              833,684
            1,200  Kimberly-Clark Corp.                                            77,508
              500  Laboratory Corporation of America                               21,860
                   Holdings *

              200  LifePoint Hospitals, Inc. *                                      6,002
            6,600  Medtronic, Inc.                                                342,540
              500  Nu Skin Enterprises, Inc., Class A                              11,755
              400  Pediatrix Medical Group, Inc. *                                 21,940
           12,900  Procter & Gamble Co.                                           698,148
              200  Quest Diagnostics, Inc.                                         17,644
              100  Select Medical Corp.                                             1,343
            2,300  Stryker Corp.                                                  110,584
              100  Sunrise Senior Living, Inc. *                                    3,512
            1,200  UnitedHealth Group, Inc.                                        88,488
              100  Visx, Inc. *                                                     2,060
              200  Wellchoice, Inc. *                                               7,466
            2,300  WellPoint Health Networks, Inc. *                              241,707
                                                                               ----------
                                                                                3,022,606
                                                                               ----------

Insurance (0.1%):
              500  Cna Financial Corp *                                            12,005
              100  Jefferson-Pilot Corp.                                            4,966
              300  Marsh & McLennan Companies, Inc.                                13,728
              100  Mercury General Corp.                                            5,289
              200  Old Republic International Corp.                                 5,006
              200  PartnerRe, Ltd.                                                 10,938
                                                                               ----------
                                                                                   51,932
                                                                               ----------

Manufacturing (9.3%):
            5,300  3M Co.                                                         423,841
              100  Aftermarket Technology Corp. *                                   1,258
            5,200  Alcoa, Inc.                                                    174,668
              200  American Standard Companies, Inc. *                              7,782
              400  Archer-Daniels-Midland Co.                                       6,792
              400  Autoliv, Inc.                                                   16,160
              200  Black & Decker Corp.                                            15,488
              200  Briggs & Stratton Corp.                                         16,240
              400  Cabot Corp.                                                     15,428
              600  Caterpillar, Inc.                                               48,270
              200  Cooper Industries, Ltd., Class A                                11,800
              500  Cooper Tire & Rubber Co.                                        10,085
              200  Cummins Engine, Inc.                                            14,778
              100  Dade Behring Holdings, Inc. *                                    5,572
            1,400  Dana Corp.                                                      24,766
              700  Deere & Co.                                                     45,185
              100  Dover Corp.                                                      3,887
              200  Eastman Chemical Co.                                             9,510
            5,900  Ford Motor Co.                                                  82,895
              200  General Dynamics Corp.                                          20,420
           51,900  General Electric Co.                                         1,742,802
              300  General Motors Corp.                                            12,744
            1,200  Georgia-Pacific Corp.                                           43,140
            3,800  Gillette Co.                                                   158,612
              800  Grand Prideco, Inc. *                                           16,392
            2,800  H.J. Heinz Co.                                                 100,856
              500  Hasbro, Inc.                                                     9,400
              200  Hershey Foods Corp.                                              9,342
            1,500  Honeywell International, Inc.                                   53,790
              200  Illinois Tool Works, Inc.                                       18,634
              800  Ingersoll Rand Co.                                              54,376
            1,000  Kellogg Co.                                                     42,660
              100  Leggett & Platt, Inc.                                            2,810
              600  Masco Corp.                                                     20,718
              300  MeadWestvaco Corp.                                               9,570
              100  Meritage Corp. *                                                 7,860
              700  Newell Rubbermaid, Inc.                                         14,028
              700  Nike, Inc., Class B                                             55,160
              500  Nucor Corp.                                                     45,685
              100  OM Group, Inc. *                                                 3,656
              700  Owens-Illinois, Inc. *                                          11,200

            1,000  PACCAR, Inc.                                                    69,120
              400  Parker Hannifin Corp.                                           23,544
              500  Phelps Dodge Corp.                                              46,015
              100  Polaris Industries, Inc.                                         5,582
              200  Precision Castparts Corp.                                       12,010
              500  Reynolds American, Inc.                                         34,020
              200  Rockwell Automation, Inc.                                        7,740
              800  Rohm and Haas Co.                                               34,376
              700  Sara Lee Corp.                                                  16,002
              300  Smithfield Foods, Inc. *                                         7,500
              300  Southern Peru Copper Corp.                                      15,498
              400  Spx Corp.                                                       14,160
              300  Stanley Works                                                   12,759
              500  Thermo Electron Corp. *                                         13,510
              500  Timken Co.                                                      12,310
              300  United Defense Industries, Inc. *                               11,997
              400  United States Steel Corp.                                       15,048
              200  Whirlpool Corp.                                                 12,018
                                                                               ----------
                                                                                3,751,469
                                                                               ----------

Media (2.2%):
            8,700  Comcast Corp., Class A *                                       245,688
              300  Cox Communications, Inc., Class A *                              9,939
              100  E.W. Scripps Co., Class A                                        4,778
              100  Harman International Industries, Inc.                           10,775
              900  McGraw-Hill Company, Inc.                                       71,721
              100  New York Times Co., Class A                                      3,910
           17,800  Time Warner, Inc. *                                            287,292
            7,800  Viacom, Inc., Class B                                          261,768
                                                                               ----------
                                                                                  895,871
                                                                               ----------

Oil/Gas (8.3%):
              300  Amerada Hess Corp.                                              26,700
            1,100  Apache Corp.                                                    55,121
            1,200  Baker Hughes, Inc.                                              52,464
            1,000  Canadian Natural Resources                                      40,035
              300  Chesapeake Energy Corp.                                          4,749
           13,200  ChevronTexaco Corp.                                            708,048
              100  Cimarex Energy Co. *                                             3,494
            3,300  ConocoPhillips                                                 273,405
              300  EOG Resources, Inc.                                             19,755
           34,100  Exxon Mobil Corp.                                            1,648,053
            2,500  Frontier Oil Corp.                                              59,025
              500  Halliburton Co.                                                 16,845
              300  Houston Exploration Co. *                                       17,805
              100  Kerr-McGee Corp.                                                 5,725
            1,900  Marathon Oil Corp.                                              78,432
              100  Newfield Exploration Comp. *                                     6,124
              500  Noble Energy, Inc.                                              29,120
            1,300  Occidental Petroleum Corp.                                      72,709
              600  Oil States International, Inc. *                                11,220
            1,700  Paramount Resources, Ltd. *                                     31,334
              100  Pioneer Natural Resources Co.                                    3,448
              200  Precision Drilling Corp. *                                      11,516
              600  Sunoco, Inc.                                                    44,388
              700  Talisman Energy, Inc. *                                         18,196
              400  Teekay Shipping Corp.                                           17,236
              600  Tesoro Petroleum Corp. *                                        17,718
            1,300  Unocal Corp.                                                    55,900
              100  Valero Energy Corp.                                              8,021
            2,000  Williams Companies, Inc.                                        24,200
                                                                               ----------
                                                                                3,360,786
                                                                               ----------

Pharmaceuticals (7.5%):
              200  AmerisourceBergen Corp.                                         10,742
            5,400  Amgen, Inc. *                                                  306,072
            1,000  Andrx Corp. *                                                   22,360
            9,100  Bristol-Myers Squibb Co.                                       215,397

              300  Cephalon, Inc. *                                                14,370
            4,400  Eli Lilly & Co.                                                264,220
            1,200  Endo Pharmaceuticals Holdings, Inc. *                           22,032
              200  Eon Labs, Inc. *                                                 4,340
              400  Forest Laboratories, Inc. *                                     17,992
            1,900  Genentech, Inc. *                                               99,598
            1,100  Hospira, Inc. *                                                 33,660
              700  IMS Health, Inc.                                                16,744
              700  Medco Health Solutions, Inc. *                                  21,630
           14,000  Merck & Co, Inc.                                               462,000
           43,400  Pfizer, Inc.                                                 1,328,040
              200  Schering-Plough Corp.                                            3,812
            4,600  Wyeth                                                          172,040
                                                                               ----------
                                                                                3,015,049
                                                                               ----------

Retail/Wholesale (8.7%):
              600  Abercrombie & Fitch Co., Class A                                18,900
              300  Action Performance Companies, Inc.                               3,039
              300  Aeropostale, Inc. *                                              7,860
              500  Albertson's, Inc.                                               11,965
           12,400  Altria Group, Inc.                                             583,296
              500  American Eagle Outfitters, Inc.                                 18,425
              600  AnnTaylor Stores, Corp. *                                       14,040
              550  Applebee's International, Inc.                                  13,904
              800  AutoNation, Inc. *                                              13,664
              100  Barnes & Noble, Inc. *                                           3,700
              400  Bausch & Lomb, Inc.                                             26,580
            1,200  Best Buy Company, Inc.                                          65,088
              800  Borders Group, Inc.                                             19,840
              200  CBRL Group, Inc.                                                 7,216
              300  CEC Entertainment, Inc. *                                       11,025
            1,100  Circuit City Stores, Inc.                                       16,874
            1,300  Claire's Stores, Inc.                                           32,552
            1,400  Colgate-Palmolive Co.                                           63,252
            2,100  Costco Wholesale Corp.                                          87,276
              200  Dillard's, Inc., Class A                                         3,948
              100  Dollar General Corp.                                             2,015
              100  Electronics Boutique Holdings Corp. *                            3,410
              200  Energizer Holdings, Inc. *                                       9,220
              800  Federated Department Stores, Inc.                               36,344
              500  Foot Locker, Inc.                                               11,850
            5,400  Gap, Inc.                                                      100,980
              100  Genuine Parts Co.                                                3,838
           14,000  Home Depot, Inc.                                               548,800
              700  Ingram Micro, Inc., Class A *                                   11,270
            1,400  J.C. Penney Company, Inc.                                       49,392
              200  Jones Apparel Group, Inc.                                        7,160
              200  Kmart Holding Corp. *                                           17,494
              100  Lear Corp.                                                       5,445
              600  Limited Brands                                                  13,374
            1,600  Lowe's Companies, Inc.                                          86,960
              500  May Department Stores Co.                                       12,815
            4,500  McDonald's Corp.                                               126,135
              200  Micheals Stores, Inc                                            11,842
              100  Nieman Marcus Group, Inc.                                        5,750
              700  Nordstrom, Inc.                                                 26,768
            1,100  Office Depot, Inc. *                                            16,533
              600  Pacific Sunwear of California, Inc. *                           12,630
              600  PerkinElmer, Inc.                                               10,332
              400  RadioShack Corp.                                                11,456
              100  RARE Hospitality International, Inc. *                           2,665
            2,500  Rite Aid Corp. *                                                 8,800
              800  Sears, Roebuck & Co.                                            31,880
              700  Sherwin-Williams Co.                                            30,772

            4,600  Staples, Inc.                                                  137,172
              500  SUPERVALU, Inc.                                                 13,775
            2,200  Sysco Corp.                                                     65,824
              500  Talbots, Inc.                                                   12,395
            2,000  Target Corp.                                                    90,500
              300  Textron, Inc.                                                   19,281
              400  Timberland Company, Class A *                                   22,720
            2,000  TJX Companies, Inc.                                             44,080
              800  Toys "R" Us, Inc. *                                             14,192
            1,100  Tyson Foods, Inc., Class A                                      17,622
              200  UST, Inc.                                                        8,052
              100  W.W. Grainger, Inc.                                              5,765
           12,900  Wal-Mart Stores, Inc.                                          686,280
              900  Walgreen Co.                                                    32,247
              300  Weyerhaeuser Co.                                                19,944
            1,600  YUM! Brands, Inc.                                               65,056
              400  Zale Corp. *                                                    11,240
                                                                               ----------
                                                                                3,504,519
                                                                               ----------

Services (2.2%):
              500  Acxiom Corp.                                                    11,870
            2,500  Automatic Data Processing, Inc.                                103,300
              400  Brinks Co.                                                      12,068
            2,000  Cendant Corp.                                                   43,200
              200  CNF, Inc.                                                        8,198
              800  Computer Sciences Corp. *                                       37,680
              300  Constellation Energy Group, Inc.                                11,952
              800  Convergys Corp. *                                               10,744
              100  CSG Systems International, Inc. *                                1,541
            2,300  Dow Chemical Co.                                               103,914
              600  Duke Energy Corp.                                               13,734
            1,500  E.I. du Pont de Nemours and Co.                                 64,200
              100  EGL, Inc. *                                                      3,026
            2,000  Electronic Data Systems Corp.                                   38,780
              100  Expeditors International of Washington, Inc.                     5,170
              700  J.B. Hunt Transport Services, Inc.                              25,998
              700  Loews Corp.                                                     40,950
            1,400  Monsanto Co.                                                    50,988
              300  Northrop Grumman Corp.                                          15,999
              600  Republic Services, Inc.                                         17,856
              700  Robert Half International, Inc.                                 18,039
              500  Ryder System, Inc.                                              23,520
              100  St Joe Co.                                                       4,777
            2,700  United Parcel Service, Inc., Class B                           204,984
              700  VCA Antech, Inc. *                                              14,441
              500  Waste Management, Inc.                                          13,670
                                                                               ----------
                                                                                  900,599
                                                                               ----------

Telecommunications (5.4%):
              400  ADTRAN, Inc.                                                     9,072
              900  Alltel Corp.                                                    49,419
              600  Amdocs, Ltd. *                                                  13,098
           10,500  BellSouth Corp.                                                284,760
              400  CenturyTel, Inc.                                                13,696
              600  Clear Channel Communications, Inc.                              18,702
              100  Comverse Technology, Inc. *                                      1,883
            1,800  Corning, Inc. *                                                 19,944
              200  Harris Corp.                                                    10,988
            7,800  Lucent Technologies, Inc. *                                     24,726
           10,100  Motorola, Inc.                                                 182,204
            4,300  Nextel Communications, Inc., Class A *                         102,512
            8,400  QUALCOMM, Inc.                                                 327,936
           19,300  SBC Communications, Inc.                                       500,835
              900  Scientific-Atlanta, Inc.                                        23,328
              500  Sprint Corp.                                                    10,065

              200  Telephone and Data Systems, Inc.                                16,834
           14,100  Verizon Communications, Inc.                                   555,258
                                                                              -----------
                                                                                2,165,260
                                                                              -----------

Transportation (0.3%):
            1,800  Burlington Resources, Inc.                                      73,440
              600  Norfolk Southern Corp.                                          17,844
              900  OMI Corp.                                                       14,418
              500  Swift Transportation Company, Inc. *                             8,410
                                                                              -----------
                                                                                  114,112
                                                                              -----------

Travel/Entertainment (1.0%):
              200  Brunswick Corp.                                                  9,152
            1,000  Caesars Entertainment, Inc. *                                   16,700
              200  Choice Hotels International, Inc.                               11,518
              300  Harley-Davidson, Inc.                                           17,832
              200  Harrah's Entertainment, Inc.                                    10,596
            2,000  International Game Technology                                   71,900
              200  Mandalay Resort Group                                           13,730
            1,100  Marriott International, Inc., Class A                           57,156
              100  Marvel Enterprises, Inc. *                                       1,456
              500  Sabre Holdings Corp., Class A                                   12,265
            8,900  Walt Disney Co.                                                200,695
                                                                              -----------
                                                                                  423,000
                                                                              -----------

Utilities (0.3%):
              200  American Electric Power Company, Inc.                            6,392
            1,100  Edison International                                            29,161
            1,400  Exelon Corp.                                                    51,366
            1,300  PG&E Corp. *                                                    39,520
                                                                              -----------
                                                                                  126,439
                                                                              -----------
TOTAL COMMON STOCKS (COST $37,800,680)                                         37,873,250
                                                                              -----------

INVESTMENT COMPANIES (5.7%):
            1,800  iShares S&P 500 Index Fund                                     201,132
            3,800  iShares Trust Russell 2000                                     433,276
           15,000  Standard & Poors Depositary
                   Receipt Trust Series 1                                       1,676,400
                                                                              -----------
TOTAL INVESTMENT COMPANIES (COST $2,305,469)                                    2,310,808
                                                                              -----------

DEPOSIT ACCOUNT (4.5%):
        1,829,667  NTRS London Deposit Account                                  1,829,667
                                                                              -----------
TOTAL DEPOSIT ACCOUNT (COST $1,829,667)                                         1,829,667
                                                                              -----------

TOTAL INVESTMENTS (COST $41,935,816) (a) - 103.8%                             $42,013,725
                                                                              ===========

------------
Percentages noted above are based on net assets as of September 30, 2004.

 *    Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation       $ 1,285,459
Unrealized depreciation        (1,207,550)
                              -----------
Net unrealized appreciation   $    77,909
                              ===========

      The following represents the concentrations by country as of September 30, 2004 based upon the total fair value.

   COUNTRY                          PERCENTAGE
   -------                          ----------
United States                           99.8%
Canada                                   0.2%
                                      ------
Total                                 100.00%
                                      ------

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                 FAIR
         SHARES                                                                  VALUE
         ------                                                                  -----
COMMON STOCKS (91.0%):
Aerospace/Defense (1.2%):
           13,700  Curtiss-Wright Corp.                                       $   784,051
           17,400  Kaman Corp., Class A                                           207,756
                                                                              -----------
                                                                                  991,807
                                                                              -----------

Banking & Financial Services (5.8%):
           26,900  AMCORE Financial, Inc.                                         763,422
           34,100  BancorpSouth, Inc.                                             783,959
           32,300  Commercial Federal Corp.                                       871,454
           31,230  Old National Bancorp                                           775,753
           31,600  Susquehanna Bancshares, Inc.                                   777,360
           35,920  Washington Federal, Inc.                                       903,388
                                                                              -----------
                                                                                4,875,336
                                                                              -----------

Chemicals (2.3%):
           26,100  Lubrizol Corp.                                                 903,060
           71,500  Methanex Corp.                                               1,077,505
                                                                              -----------
                                                                                1,980,565
                                                                              -----------

Food (1.9%):
           16,900  Corn Products International, Inc.                              779,090
           38,200  Sensient Technologies Corp.                                    826,648
                                                                              -----------
                                                                                1,605,738
                                                                              -----------

Health Care (4.1%):
           33,900  Arrow International, Inc.                                    1,013,610
           20,200  Invacare Corp.                                                 929,200
           13,200  Landauer, Inc.                                                 619,476
           36,600  Owens & Minor, Inc.                                            929,640
                                                                              -----------
                                                                                3,491,926
                                                                              -----------

Insurance (3.7%):
           19,200  AmerUs Group Co.                                               787,200
           21,050  Delphi Financial Group, Inc., Class A                          845,579
           11,500  LandAmerica Financial Group, Inc.                              523,250
           46,000  Scottish Re Group, Ltd.                                        973,820
                                                                              -----------
                                                                                3,129,849
                                                                              -----------

Manufacturing (20.4%):
           34,320  Acuity Brands, Inc.                                            815,786
           30,800  Albany International Corp., Class A                            918,148
           47,800  ArvinMeritor, Inc.                                             896,250
           27,000  Barnes Group, Inc.                                             741,690
           62,700  Callaway Golf Co.                                              662,739
           31,800  Chicago Bridge and Iron Co.                                    953,682
           28,300  Crane Co.                                                      818,436
           20,100  Harsco Corp.                                                   902,490
           21,800  Kellwood Co.                                                   794,610
           21,100  Lancaster Colony Corp.                                         889,682
           57,400  Lennox International, Inc.                                     857,556
           13,500  Libbey, Inc.                                                   252,450
           28,800  Lincoln Electric Holdings, Inc.                                903,168
           60,000  Methode Electronics, Inc., Class A                             767,400
           10,500  Precision Castparts Corp.                                      630,525
           33,800  Regal-Beloit Corp.                                             817,622
           54,500  RPM International, Inc.                                        961,924
           43,800  Russell Corp.                                                  737,592
           33,900  Sturm, Ruger & Company, Inc.                                   305,439
           20,700  Teleflex, Inc.                                                 879,750

           39,200  Valmont Industries, Inc.                                       818,104
           27,700  York International Corp.                                       875,043
                                                                              -----------
                                                                               17,200,086
                                                                              -----------

Metals/Mining (5.3%):
           24,100  Arch Coal, Inc.                                                855,309
           24,100  Commercial Metals Co.                                          957,252
           66,600  Goldcorp, Inc. *                                               923,076
          120,800  Iamgold Corp.                                                  970,024
           28,300  Massey Energy Co.                                              818,719
                                                                              -----------
                                                                                4,524,380
                                                                              -----------

Oil & Gas (13.1%):
           31,300  Atmos Energy Corp.                                             788,447
           15,600  Berry Petroleum Co., Class A                                   572,988
           18,700  Cabot Oil & Gas Corp.                                          839,630
           16,100  Energen Corp.                                                  829,955
            4,600  Holly Corp.                                                    117,300
           28,200  National Fuel Gas Co.                                          798,906
           21,800  Nicor, Inc.                                                    800,060
           21,300  Penn Virginia Corp.                                            843,267
           49,000  Range Resources Corp.                                          857,010
           23,200  St. Mary Land & Exploration Co.                                923,592
           25,700  Tidewater, Inc.                                                836,535
           22,300  UGI Corp.                                                      830,898
           27,400  WD-40 Co.                                                      783,640
           28,100  Western Gas Resources, Inc.                                    803,379
           11,000  World Fuel Services Corp.                                      393,800
                                                                              -----------
                                                                               11,019,407
                                                                              -----------

Paper/Forest Products (1.9%):
           51,800  Rock - Tenn Co., Class A                                       815,332
           23,800  Universal Forest Products, Inc.                                813,960
                                                                              -----------
                                                                                1,629,292
                                                                              -----------

Pharmaceuticals (0.3%):
           10,200  West Pharmaceutical Services, Inc.                             212,670
                                                                              -----------

Real Estate Investment Trusts (7.7%):
           12,700  CBL & Associates Properties, Inc.                              774,065
           46,200  Equity One, Inc.                                               906,444
           23,500  First Industrial Realty Trust, Inc.                            867,150
           20,900  Healthcare Realty Trust, Inc.                                  815,936
           71,600  HRPT Properties Trust                                          786,884
           38,700  Nationwide Health Properties, Inc.                             803,025
           32,100  New Plan Excel Realty Trust                                    802,500
           20,100  Shurgard Storage Centers, Inc., Class A                        779,880
                                                                              -----------
                                                                                6,535,884
                                                                              -----------

Retail/Wholesale (8.5%):
            7,900  Arctic Cat, Inc.                                               205,005
           33,900  Bob Evans Farms, Inc.                                          920,724
           35,800  Brown Shoe Company, Inc.                                       897,148
           39,000  Burlington Coat Factory Warehouse Corp.                        827,970
           43,900  Casey's General Stores, Inc.                                   816,101
           19,400  Cato Corp., Class A                                            431,650
           30,100  Fresh Del Monte Produce, Inc.                                  749,791
           28,800  Landry's  Restaurants, Inc.                                    785,952
           40,900  Ruddick Corp.                                                  803,276
           23,100  Weis Markets, Inc.                                             782,628
                                                                              -----------
                                                                                7,220,245
                                                                              -----------

Services (1.5%):
           24,400  Banta Corp.                                                    969,900
           15,100  Ennis, Inc.                                                    323,442
                                                                              -----------
                                                                                1,293,342
                                                                              -----------

Tobacco (1.1%):
           20,200  Universal Corp.                                                901,728
                                                                              -----------

Transportation (5.3%):

           24,300  Alexander & Baldwin, Inc.                                      824,742
           21,700  Arkansas Best Corp.                                            794,654
           21,400  Frontline, Ltd.                                              1,009,866
            1,730  Ship Finance International                                      34,773
           21,300  Teekay Shipping Corp.                                          917,817
           25,500  USF Corp.                                                      915,195
                                                                              -----------
                                                                                4,497,047
                                                                              -----------

Travel/Entertainment (1.1%):
           51,100  Intrawest  Corp.                                               967,834
                                                                              -----------

Utilities (5.8%):
           49,900  Cleco Corp.                                                    860,276
           28,100  Northwest Natural Gas Co.                                      891,613
           18,700  Peoples Energy Corp.                                           779,416
           35,750  PNM Resources, Inc.                                            804,733
           32,200  Vectren Corp.                                                  810,796
           27,000  WGL Holdings, Inc.                                             763,020
                                                                              -----------
                                                                                4,909,854
                                                                              -----------
TOTAL COMMON STOCKS (COST $70,948,641)                                         76,986,990
                                                                              -----------

DEPOSIT ACCOUNT (9.6%):
        8,108,001  TNT Offshore Deposit Account                                 8,108,001
                                                                              -----------
TOTAL DEPOSIT ACCOUNT (COST $8,108,001)                                         8,108,001
                                                                              -----------

COLLATERAL FOR SECURITIES ON LOAN (16.9%):
       14,334,380  Northern Trust Institutional Liquid Asset Portfolio         14,334,380
                                                                              -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $14,334,380)                     14,334,380
                                                                              -----------

TOTAL INVESTMENTS (COST $93,391,022) (a) - 117.5%                             $99,429,371
                                                                              ===========

------------
Percentages noted above are based on net assets as of September 30, 2004.

 *    Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation       $ 7,354,144
Unrealized depreciation        (1,315,795)
                              -----------
Net unrealized appreciation   $ 6,038,349
                              ===========

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                 FAIR
         SHARES                                                                  VALUE
         ------                                                                  -----
COMMON STOCKS (84.3%):
Aerospace/Defense (0.9%):
        1,440,000  Bombardier, Inc. Class B *                                 $ 3,322,023
                                                                              -----------
Airlines (1.0%):
          403,200  AMR Corp. *                                                  2,955,456
          250,000  Delta Air Lines, Inc. *                                        822,500
                                                                              -----------
                                                                                3,777,956
                                                                              -----------

Automobiles (5.1%):
          395,400  Navistar International Corp. *                              14,704,926
          500,600  Visteon Corp.                                                3,999,794
                                                                              -----------
                                                                               18,704,720
                                                                              -----------

Banking & Financial Services (11.9%):
          428,800  AmeriCredit Corp. *                                          8,953,344
          383,400  CIT Group, Inc.                                             14,335,326
           43,700  Freddie Mac                                                  2,850,988
          317,700  J.P. Morgan Chase & Co.                                     12,622,221
           78,790  Liberty Media International *                                2,628,592
           45,800  PMI Group, Inc.                                              1,858,564
                                                                              -----------
                                                                               43,249,035
                                                                              -----------

Chemicals (8.3%):
          410,729  Crompton Corp.                                               3,897,818
           13,000  Eastman Chemical Co.                                           618,150
           96,400  FMC Corp. *                                                  4,682,148
          195,600  IMC Global, Inc. *                                           3,401,484
          170,000  Imperial Chemical Industries plc                               649,995
           56,000  Imperial Chemical Industries, ADR                              862,400
          347,200  Lyondell Chemical Co.                                        7,798,113
          170,000  Millennium Chemicals, Inc. *                                 3,605,700
          231,000  Olin Corp.                                                   4,620,000
                                                                              -----------
                                                                               30,135,808
                                                                              -----------

Computers (0.9%):
            1,000  Electronic Data Systems Corp.                                   19,390
          100,000  Take-Two Interactive Software *                              3,285,000
                                                                              -----------
                                                                                3,304,390
                                                                              -----------

Electronics (12.4%):
          196,300  Arrow Electronics, Inc. *                                    4,432,454
          322,200  Avnet, Inc. *                                                5,516,064
          179,100  Kulicke & Soffa Industries, Inc. *                           1,011,915
          656,583  Micron Technology, Inc. *                                    7,898,693
        1,849,514  Sanmina-SCI Corp. *                                         13,039,075
          109,600  Societe Nationale D'ETUDE ET DE                              2,235,483
                   Contruction DE *
        1,553,700  Solectron Corp. *                                            7,690,815
          202,200  Teradyne, Inc. *                                             2,709,480
           11,500  Thomas & Betts Corp.                                           308,430
                                                                              -----------
                                                                               44,842,409
                                                                              -----------

Health Care (1.4%):
            1,000  Health Net, Inc. *                                              24,720
          455,400  Tenet Healthcare Corp. *                                     4,913,766
                                                                              -----------
                                                                                4,938,486
                                                                              -----------

Insurance (4.0%):
          109,600  American Equity Investment Life
                   Holding Co.                                                  1,040,104
           46,100  Conseco, Inc. *                                                814,126

           13,200  Fairfax Financial Holdings, Ltd.                             1,642,936
           69,300  Loews Corp.                                                  4,054,050
           65,000  Old Republic International Corp.                             1,626,950
           50,000  Scottish Re Group, Ltd.                                      1,058,500
          282,700  UnumProvident Corp.                                          4,435,563
                                                                             ------------
                                                                               14,672,229
                                                                             ------------

Manufacturing (7.1%):
          137,600  Alcan, Inc.                                                  6,577,280
          225,400  ArvinMeritor, Inc.                                           4,226,250
          244,400  Cooper Tire & Rubber Co.                                     4,929,548
          175,000  Timken Co.                                                   4,308,500
          190,400  Tyco International, Ltd.                                     5,837,664
                                                                             ------------
                                                                               25,879,242
                                                                             ------------

Media (1.4%):
          583,614  Liberty Media Corp., Class A *                               5,089,114
                                                                             ------------
Oil/Gas (1.9%):
          280,784  Pride International, Inc. *                                  5,556,715
           76,000  Yukos, ADR                                                   1,219,040
                                                                             ------------
                                                                                6,775,755
                                                                             ------------

Paper/Forest Products (5.4%):
          802,000  Abitibi-Consolidated, Inc.                                   5,054,622
          298,900  Bowater, Inc.                                               11,414,990
           60,000  Smurfit-Stone Container Corp. *                              1,162,200
          332,600  Tembec, Inc. *                                               2,201,689
                                                                             ------------
                                                                               19,833,501
                                                                             ------------

Retail/Wholesale (6.5%):
           10,000  Delhaize Group                                                 636,154
           93,400  Hollywood Entertainment Corp. *                                921,858
          228,600  J.C. Penney Company, Inc.                                    8,065,008
                   (Holding Company)
          240,000  Payless ShoeSource, Inc. *                                   2,431,200
          301,300  Safeway, Inc. *                                              5,818,103
          232,600  Smithfield Foods, Inc. *                                     5,815,000
                                                                             ------------
                                                                               23,687,323
                                                                             ------------

Services (0.9%):
          385,000  BearingPoint, Inc. *                                         3,441,900
                                                                             ------------
Telecommunications (2.9%):
          160,000  IDT Corp., Class B *                                         2,404,800
        1,083,204  UnitedGlobalCom, Inc., Class A *                             8,091,534
                                                                             ------------
                                                                               10,496,334
                                                                             ------------

Tobacco (1.0%):
          155,300  Loews Corp. - Carolina Group                                 3,784,661
                                                                             ------------
Transportation (5.4%):
          290,600  CSX Corp.                                                    9,647,920
          307,700  Swift Transportation Co., Inc. *                             5,175,514
          306,200  United Rentals, Inc. *                                       4,865,518
                                                                             ------------
                                                                               19,688,952
                                                                             ------------

Utilities (5.9%):
          225,000  AES Corp. *                                                  2,247,750
          284,300  Allegheny Energy, Inc. *                                     4,537,428
          409,600  Allied Waste Industries, Inc. *                              3,624,960
        1,194,700  Reliant Resources, Inc. *                                   11,146,551
                                                                             ------------
                                                                               21,556,689
                                                                             ------------
TOTAL COMMON STOCKS (COST $268,884,522)                                       307,180,527
                                                                             ------------

INVESTMENT COMPANIES (4.4%):
           70,000  iShares Russell 1000 Value Index Fund                        4,238,500
           65,000  iShares Trust S&P 500/Barra                                  3,741,400
           71,900  Standard & Poors Depositary                                  8,035,544
                   Receipt Trust Series 1
                                                                             ------------
TOTAL INVESTMENT COMPANIES (COST $15,365,163)                                  16,015,444
                                                                             ------------

DEPOSIT ACCOUNT (12.3%)
       45,230,384  NTRS London Deposit Account                                 45,230,384
                                                                             ------------
TOTAL DEPOSIT ACCOUNT (COST $45,230,384)                                       45,230,384
                                                                             ------------

CONVERTIBLE BOND (0.1%):
Computers (0.1%):
          261,000  Micron Technology, Inc., 2.50%,
                   2/1/10 (b)                                                     314,505
                                                                             ------------
TOTAL CONVERTIBLE BOND (COST $261,000)                                            314,505
                                                                             ------------

COLLATERAL FOR SECURITIES ON LOAN (25.9%):
       94,273,242  Northern Trust Institutional Liquid Asset Portfolio         94,273,242
                                                                             ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $94,273,242)                     94,273,242
                                                                             ------------

TOTAL INVESTMENTS (COST $424,014,311) (a) - 127.0%                           $463,014,102
                                                                             ============

------------
Percentages noted above are based on net assets as of September 30, 2004.

*    Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation       $ 48,149,641
Unrealized depreciation         (9,149,850)
                              ------------
Net unrealized appreciation   $ 38,999,791
                              ============

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

      The following represents the concentrations by country as of September 30, 2004 based upon the total fair value.

   COUNTRY                        PERCENTAGE
   -------                        ----------
United States                         95.7%
Canada                                 3.3%
France                                 0.6%
United Kingdom                         0.2%
Belgium                                0.2%
                                    ------
Total                               100.00%
                                    ------

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                 FAIR
         SHARES                                                                  VALUE
         ------                                                                  -----
COMMON STOCKS (83.5%):
Aerospace/Defense (3.3%):
          112,300  Boeing Co.                                                $  5,796,926
                                                                             ------------

Automobiles (0.9%):
           40,400  Navistar International Corp. *                               1,502,476
                                                                             ------------
Banking & Financial Services (25.3%):
          156,718  Bank of America Corp.                                        6,790,591
          174,700  Citigroup, Inc.                                              7,707,764
          130,500  Fannie Mae                                                   8,273,701
          117,500  Freddie Mac                                                  7,665,700
          193,100  J.P. Morgan Chase & Co.                                      7,671,863
            8,000  Lehman Brothers Holdings, Inc.                                 637,760
           96,500  Merrill Lynch & Company, Inc.                                4,797,980
            4,300  Morgan Stanley                                                 211,990
           11,800  Prudential Financial, Inc.                                     555,072
                                                                             ------------
                                                                               44,312,421
                                                                             ------------

Chemicals (1.1%):
           43,300  Dow Chemical Co.                                             1,956,294
                                                                             ------------
Computers (4.8%):
           80,000  Electronic Data Systems Corp.                                1,551,200
          364,000  Hewlett-Packard Co.                                          6,825,000
                                                                             ------------
                                                                                8,376,200
                                                                             ------------

Electronics (5.8%):
          272,335  Micron Technology, Inc. *                                    3,276,190
          495,200  Sanmina-SCI Corp. *                                          3,491,160
           75,000  Sony Corp.                                                   2,563,287
           65,700  Teradyne, Inc. *                                               880,380
                                                                             ------------
                                                                               10,211,017
                                                                             ------------

Insurance (1.8%):
           12,000  CIGNA Corp.                                                    835,560
           92,700  Genworth Financial Inc., Class A *                           2,159,910
            4,873  The St. Paul Travelers Companies, Inc.                         161,101
                                                                             ------------
                                                                                3,156,571
                                                                             ------------

Manufacturing (11.9%):
          381,000  ABB, Ltd. *                                                  2,331,716
          197,235  Alcan, Inc.                                                  9,427,833
          148,200  Honeywell International, Inc.                                5,314,452
          124,700  Tyco International, Ltd.                                     3,823,302
                                                                             ------------
                                                                               20,897,303
                                                                             ------------

Media (4.5%):
          879,493  Liberty Media Corp., Class A *                               7,669,179
            9,100  Time Warner, Inc. *                                            146,874
                                                                             ------------
                                                                                7,816,053
                                                                             ------------

Oil/Gas (0.7%):
            4,700  Royal Dutch Petroleum Co., NY                                  242,520
           65,000  Yukos, ADR                                                   1,042,600
                                                                             ------------
                                                                                1,285,120
                                                                             ------------

Paper/Forest Products (0.1%):
            5,900  International Paper Co.                                        238,419
                                                                             ------------

Pharmaceuticals (4.1%):
            6,800  Bristol-Myers Squibb Co.                                       160,956
           42,100  Merck & Company, Inc.                                        1,389,300

          296,500  Schering-Plough Corp.                                        5,651,290
                                                                             ------------
                                                                                7,201,546
                                                                             ------------

Retail/Wholesale (5.2%):
           98,700  J.C. Penney Company, Inc.                                    3,482,136
                   (Holding Company)
          259,000  Safeway, Inc. *                                              5,001,290
           26,100  Sara Lee Corp.                                                 596,646
                                                                             ------------
                                                                                9,080,072
                                                                             ------------

Telecommunications (3.8%):
          276,000  AT&T Wireless Services, Inc. *                               4,079,280
          105,500  Nextel Communications, Inc., Class A *                       2,515,120
            5,000  Nokia Corp., ADR                                                68,600
                                                                             ------------
                                                                                6,663,000
                                                                             ------------

Tobacco (4.7%):
          174,900  Altria Group, Inc.                                           8,227,296
                                                                             ------------
Utilities (5.5%):
          189,100  General Electric Co.                                         6,349,978
           56,000  Korea Electric Power Corp., ADR                                590,800
           97,500  Waste Management, Inc.                                       2,665,650
                                                                             ------------
                                                                                9,606,428
                                                                             ------------

TOTAL COMMON STOCKS (COST $136,364,775)                                       146,327,142
                                                                             ------------

INVESTMENT COMPANIES (4.7%):
           47,900  iShares Russell 1000 Value Index Fund                        2,900,345
           45,600  iShares Trust S&P 500/Barra                                  2,624,736
           23,200  Standard & Poors Depositary
                   Receipt Trust Series 1                                       2,592,832
                                                                             ------------
TOTAL INVESTMENT COMPANIES (COST $7,343,632)                                    8,117,913
                                                                             ------------

DEPOSIT ACCOUNT (12.6%):
       22,098,778  NTRS London Deposit Account                                 22,098,778
                                                                             ------------
TOTAL DEPOSIT ACCOUNT (COST $22,098,778)                                       22,098,778
                                                                             ------------

CONVERTIBLE BONDS (0.1%):
Computers (0.1%):
           86,000  Micron Technology, Inc., 2.50%,
                   2/1/10 (b)                                                     103,630
                                                                             ------------
TOTAL CONVERTIBLE BONDS (COST $86,000)                                            103,630
                                                                             ------------

COLLATERAL FOR SECURITIES ON LOAN (9.0%):
       15,842,997  Northern Trust Institutional Liquid Asset
                   Portfolio                                                   15,842,997
                                                                             ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $15,842,997)                     15,842,997
                                                                             ------------

TOTAL INVESTMENTS (COST $181,736,182) (a) - 109.9%                           $192,490,460
                                                                             ============

------------
Percentages noted above are based on net assets as of September 30, 2004.

 *    Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation       $ 14,898,325
Unrealized depreciation         (4,144,047)
                              ------------
Net unrealized appreciation   $ 10,754,278
                              ============

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

      The following represents the concentrations by country as of September 30, 2004 based upon the total fair value.

   COUNTRY                       PERCENTAGE
   -------                       ----------
United States                        97.2%
Switzerland                           1.3%
Japan                                 1.5%
                                    -----
Total                               100.0%
                                    -----

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                                FAIR
                 SHARES                                                                                         VALUE
                 -------                                                                                -------------------
COMMON STOCKS (94.7%):
Consumer Discretionary (26.9%):
                  17,020   Accenture, Ltd., Class A *                                                   $           460,391
                  29,180   Activision, Inc. *                                                                       404,727
                  12,160   Adobe Systems, Inc.                                                                      601,555
                  14,675   Aeropostale, Inc. *                                                                      384,485
                  12,160   Alliance Data Systems Corp. *                                                            493,210
                   9,830   American Eagle Outfitters, Inc.                                                          362,236
                  12,160   Barnes & Noble, Inc. *                                                                   449,920
                  14,590   Brunswick Corp.                                                                          667,638
                  29,180   Cendant Corp.                                                                            630,288
                   9,730   ChoicePoint, Inc. *                                                                      414,985
                  38,910   Circuit City Stores, Inc.                                                                596,879
                  19,450   Claire's Stores, Inc.                                                                    487,028
                  17,000   Coach, Inc. *                                                                            721,140
                   7,290   Corporate Executive Board Co.                                                            446,440
                  14,590   Dick's Sporting Goods, Inc. *                                                            519,696
                   9,730   eBay, Inc. *                                                                             894,575
                   7,290   Fastenal Co.                                                                             419,904
                   9,730   Getty Images, Inc. *                                                                     538,069
                   7,290   Harman International Industries, Inc.                                                    785,498
                  14,590   J.B. Hunt Transport Services, Inc.                                                       541,873
                  14,590   J.C. Penney Company, Inc.                                                                514,735
                   9,730   Lamar Advertising Co. *                                                                  404,865
                  12,670   Marriott International, Inc., Class A                                                    658,333
                   7,290   Meredith Corp.                                                                           374,560
                  14,690   MGM Mirage *                                                                             729,359
                   7,290   Michaels Stores, Inc.                                                                    431,641
                  17,020   Pacific Sunwear of California, Inc. *                                                    358,271
                   9,900   Polo Ralph Lauren Corp.                                                                  360,063
                  14,590   Robert Half International, Inc.                                                          375,984
                   9,730   Ryder System, Inc.                                                                       457,699
                  19,450   Sabre Holdings Corp.                                                                     477,109
                  14,590   Starbucks Corp. *                                                                        663,261
                  17,020   Starwood Hotels & Resorts Worldwide, Inc.                                                790,067
                   9,750   Williams-Sonoma, Inc. *                                                                  366,113
                   7,410   Wynn Resorts, Ltd. *                                                                     383,023
                  24,320   Xm Satellite Radio Holdings, Inc., Class A *                                             754,406
                   9,730   Yellow Roadway Corp. *                                                                   456,240
                  12,200   YUM! Brands, Inc.                                                                        496,052
                                                                                                        -------------------
                                                                                                                 19,872,318
                                                                                                        -------------------
Consumer Staples (3.3%):
                  12,190   American Greetings Corp., Class A                                                        306,213
                   7,290   Avery-Dennison Corp.                                                                     479,536
                  14,820   BJ's Wholesale Club, Inc. *                                                              405,179
                  12,160   CVS Corp.                                                                                512,301
                   4,860   Fortune Brands, Inc.                                                                     360,077
                   7,350   Hershey Foods Corp.                                                                      343,319
                                                                                                        -------------------
                                                                                                                  2,406,625
                                                                                                        -------------------
Energy (8.2%):
                  29,180   Archer-Daniels-Midland Co.                                                               495,476
                  19,450   ENSCO International, Inc.                                                                635,432
                  14,590   Maverick Tube Corp. *                                                                    449,518

                   7,290   Murphy Oil Corp.                                                                         632,553
                   9,730   Noble Energy, Inc.                                                                       566,675
                  12,160   Sempra Energy                                                                            440,070
                  14,590   Smith International, Inc. *                                                              886,051
                  10,090   Southwestern Energy Co. *                                                                423,679
                  14,590   Ultra Petroleum Corp. *                                                                  715,640
                   9,730   Valero Energy Corp.                                                                      780,443
                                                                                                        -------------------
                                                                                                                  6,025,537
                                                                                                        -------------------
Financials (7.6%):
                   9,730   Bank of Hawaii Corp.                                                                     459,743
                   7,290   Bear Stearns Companies, Inc.                                                             701,079
                  14,590   CIT Group, Inc.                                                                          545,520
                   7,290   Compass Bancshares, Inc.                                                                 319,448
                  14,590   Huntington Bancshares, Inc.                                                              363,437
                   9,730   Investors Financial Services Corp.                                                       439,115
                  10,935   Legg Mason, Inc.                                                                         582,507
                   9,730   Lincoln National Corp.                                                                   457,310
                   4,860   MGIC Investment Corp.                                                                    323,433
                   9,730   New Century Financial                                                                    585,941
                  14,580   TCF Financial Corp.                                                                      441,628
                   9,730   W.R. Berkley                                                                             410,217
                                                                                                        -------------------
                                                                                                                  5,629,378
                                                                                                        -------------------
Health Care (17.1%):
                  29,180   Abgenix, Inc. *                                                                          287,715
                   9,730   Advanced Medical Optics *                                                                385,016
                  10,120   AtheroGenics, Inc. *                                                                     333,454
                   7,290   Bausch & Lomb, Inc.                                                                      484,421
                   9,730   Biogen Idec, Inc. *                                                                      595,184
                  14,590   Biomet, Inc.                                                                             683,979
                   9,730   C. R. Bard, Inc.                                                                         551,010
                   7,290   Celgene Corp. *                                                                          424,497
                  12,160   Charles River Laboratories International, Inc. *                                         556,928
                  14,740   Community Health Systems, Inc. *                                                         393,263
                  12,160   Covance, Inc. *                                                                          486,035
                   9,725   Coventry Health Care, Inc. *                                                             519,023
                   9,730   Dade Behring Holdings, Inc. *                                                            542,136
                   9,730   Digene Corp. *                                                                           252,591
                  24,320   Elan Corp. plc, ADR *                                                                    569,088
                  14,590   Eon Labs, Inc. *                                                                         316,603
                  21,880   eResearch Technology, Inc. *                                                             291,660
                  29,180   Gilead Sciences, Inc. *                                                                1,090,748
                   4,860   IDEXX Laboratories, Inc. *                                                               246,596
                   4,950   INAMED Corp. *                                                                           235,967
                   9,840   Laboratory Corporation of America Holdings *                                             430,205
                   7,290   Patterson Companies, Inc. *                                                              558,122
                   9,730   Sepracor, Inc. *                                                                         474,629
                   9,730   Sierra Health Services, Inc. *                                                           466,359
                  26,750   Teva Pharmaceutical Industries, Ltd., ADR                                                694,163
                   9,730   Zimmer Holdings, Inc. *                                                                  769,059
                                                                                                        -------------------
                                                                                                                 12,638,451
                                                                                                        -------------------
Industrials (9.0%):
                   9,700   Apollo Group, Inc., Class A *                                                            711,690
                   9,730   Armor Holdings, Inc. *                                                                   404,865
                   4,860   Black & Decker Corp.                                                                     376,358
                  12,160   Brinks Co.                                                                               366,867
                   4,860   Cummins, Inc.                                                                            359,105
                   9,730   Eaton Corp.                                                                              616,980
                   7,290   Fisher Scientific International, Inc. *                                                  425,226
                   4,960   KB Home                                                                                  419,070
                  24,380   Lam Research Corp. *                                                                     533,434
                   7,290   Parker Hannifin Corp.                                                                    429,089
                  14,590   Rockwell Automation, Inc.                                                                564,633
                   9,730   Standard-Pacific Corp.                                                                   548,480

                  14,590   Tektronix, Inc.                                                                          485,118
                   9,730   United Defense Industries, Inc. *                                                        389,103
                                                                                                        -------------------
                                                                                                                  6,630,018
                                                                                                        -------------------
Information Technology (16.7%):
                  24,320   Altera Corp. *                                                                           475,942
                   9,760   Amphenol Corp., Class A *                                                                334,378
                  14,590   Apple Computer, Inc. *                                                                   565,363
                  19,450   Autodesk, Inc.                                                                           945,854
                   7,290   Avid Technology, Inc. *                                                                  341,682
                  48,440   Brocade Communications Systems, Inc. *                                                   273,686
                  12,160   Cognos, Inc. *                                                                           431,923
                  19,450   Commscope, Inc. *                                                                        420,120
                  29,180   Comverse Technology, Inc. *                                                              549,459
                  19,450   Cree, Inc. *                                                                             593,809
                   9,730   Digital River, Inc. *                                                                    289,759
                   9,730   DST Systems, Inc. *                                                                      432,693
                  24,320   Juniper Networks, Inc. *                                                                 573,952
                   4,940   Lexmark International, Inc. *                                                            415,009
                  14,760   Marvell Technology Group, Ltd. *                                                         385,679
                  14,590   Microchip Technology, Inc.                                                               391,596
                  29,180   Micron Technology, Inc. *                                                                351,035
                   9,730   NCR Corp. *                                                                              482,511
                  24,320   Nextel Partners, Inc., Class A *                                                         403,226
                   9,730   Research in Motion, Ltd. *                                                               742,788
                  24,320   RSA Security, Inc. *                                                                     469,376
                  48,630   Skyworks Solutions, Inc. *                                                               461,985
                  19,450   Symantec Corp. *                                                                       1,067,415
                  48,630   Tellabs, Inc. *                                                                          446,910
                   7,295   Zebra Technologies Corp., Class A *                                                      445,068
                                                                                                        -------------------

                                                                                                                 12,291,218
                                                                                                        -------------------
Materials (5.2%):
                   9,730   Cytec Industries, Inc.                                                                   476,284
                  10,350   Dycom Industries, Inc. *                                                                 293,837
                   9,730   Eastman Chemical Co.                                                                     462,662
                  29,180   IMC Global, Inc. *                                                                       507,439
                  14,590   Masco Corp.                                                                              503,793
                   7,290   Nucor Corp.                                                                              666,086
                   9,730   Rayonier, Inc.                                                                           440,185
                   7,290   Temple-Inland, Inc.                                                                      489,524
                                                                                                        -------------------
                                                                                                                  3,839,810
                                                                                                        -------------------
Utilities (0.7%):
                  19,450   Western Wireless Corp., Class A *                                                        500,060
                                                                                                        -------------------
TOTAL COMMON STOCKS (COST $62,285,226)                                                                           69,833,415
                                                                                                        -------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (3.9%):
Federal Home Loan Bank (3.9%):
               2,884,000   1.51%, 10/1/04 (b)                                                                     2,884,000
                                                                                                        -------------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $2,884,000)                                                      2,884,000
                                                                                                        -------------------
DEPOSIT ACCOUNT (0.0%):
                     653   TNT Offshore Deposit Account                                                                 653
                                                                                                        -------------------
TOTAL DEPOSIT ACCOUNT (COST $653)                                                                                       653
                                                                                                        -------------------
COLLATERAL FOR SECURITIES ON LOAN (19.5%):
              14,419,791   Northern Trust Institutional Liquid Asset Portfolio                                   14,419,791
                                                                                                        -------------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $14,419,791)                                                       14,419,791
                                                                                                        -------------------
TOTAL INVESTMENTS (COST $79,589,670) (a)   -   118.1%                                                   $        87,137,859
                                                                                                        ===================

----------
Percentages noted above are based on net assets as of September 30, 2004.

*    Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation            $      8,555,755
Unrealized depreciation                  (1,007,566)
                                   ----------------
Net unrealized appreciation        $      7,548,189
                                   ================

(b) The rate presented represents the effective yield at September 30, 2004.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ VAN KAMPEN COMSTOCK FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                               FAIR
                 SHARES                                                                                        VALUE
                 -------                                                                                -------------------
COMMON STOCKS (93.4%):
Consumer Discretionary (8.7%):
                 155,400   Clear Channel Communications, Inc.                                           $         4,843,817
                  63,700   Darden Restaurants, Inc.                                                               1,485,484
                  66,500   Eastman Kodak Co.                                                                      2,142,630
                  43,550   Federated Department Stores, Inc.                                                      1,978,477
                  71,500   Jones Apparel Group, Inc.                                                              2,559,700
                 374,300   Liberty Media Corp., Class A *                                                         3,263,896
                  28,855   Liberty Media International, Inc., Class A *                                             962,661
                  86,200   Mattel, Inc.                                                                           1,562,806
                  25,700   May Department Stores Co.                                                                658,691
                 125,360   McDonald's Corp.                                                                       3,513,841
                 174,560   Walt Disney Co.                                                                        3,936,328
                                                                                                        -------------------
                                                                                                                 26,908,331
                                                                                                        -------------------
Consumer Staples (7.3%):
                  90,430   Altria Group, Inc.                                                                     4,253,827
                  47,060   CVS Corp.                                                                              1,982,638
                 118,420   Kimberly-Clark Corp.                                                                   7,648,748
                 103,000   Kraft Foods, Inc., Class A                                                             3,267,160
                 133,590   Kroger Co. *                                                                           2,073,317
                  58,700   Unilever NV, NY Shares                                                                 3,392,860
                                                                                                        -------------------
                                                                                                                 22,618,550
                                                                                                        -------------------
Energy (13.4%):
                  33,560   BP plc, ADR                                                                            1,930,707
                  39,830   ConocoPhillips                                                                         3,299,916
                 117,500   GlobalSantaFe Corp.                                                                    3,601,375
                 389,630   Halliburton Co.                                                                       13,126,634
                 102,500   Petroleo Brasileiro S. A., ADR                                                         3,613,125
                  31,100   Royal Dutch Petroleum Co., NY Shares                                                   1,604,760
                  87,370   Schlumberger, Ltd.                                                                     5,880,875
                  45,100   Total Fina Elf SA, ADR                                                                 4,607,867
                 110,500   Transocean, Inc. *                                                                     3,953,690
                                                                                                        -------------------
                                                                                                                 41,618,949
                                                                                                        -------------------
Financials (19.3%):
                  58,000   Allstate Corp.                                                                         2,783,420
                  26,560   Ambac Financial Group, Inc.                                                            2,123,472
                  40,500   Assurant, Inc.                                                                         1,053,000
                 169,900   Bank of America Corp.                                                                  7,361,766
                   3,465   Capital One Financial Corp.                                                              256,064
                  64,790   Chubb Corp.                                                                            4,553,441
                 142,240   Citigroup, Inc.                                                                        6,275,629
                  19,000   Fannie Mae                                                                             1,204,600
                 171,720   Freddie Mac                                                                           11,203,012
                  47,700   Genworth Financial, Inc., Class A *                                                    1,111,410
                   1,800   Goldman Sachs Group, Inc.                                                                167,832
                  31,780   J.P. Morgan Chase & Co.                                                                1,262,619
                  14,200   Lehman Brothers Holdings, Inc.                                                         1,132,024
                  28,880   Merrill Lynch & Company, Inc.                                                          1,435,914
                  49,600   MetLife, Inc.                                                                          1,917,040
                  68,400   PNC Financial Services Group                                                           3,700,440
                   4,300   RenaissanceRe Holdings, Ltd.                                                             221,794
                   8,000   SouthTrust Corp.                                                                         333,280
                  28,439   St. Paul Travelers Companies, Inc.                                                       940,193

                   7,690   SunTrust Banks, Inc.                                                                     541,453
                  44,550   Torchmark Corp.                                                                        2,369,169
                  30,000   Wachovia Corp.                                                                         1,408,500
                 105,590   Wells Fargo & Co.                                                                      6,296,332
                                                                                                        -------------------
                                                                                                                 59,652,404
                                                                                                        -------------------
Health Care (11.8%):
                  12,620   Aetna, Inc.                                                                            1,261,117
                  39,700   AmerisourceBergen Corp.                                                                2,132,287
                 400,200   Bristol-Myers Squibb Co.                                                               9,472,734
                 242,200   GlaxoSmithKline plc, ADR                                                              10,591,406
                  23,710   Merck & Company, Inc.                                                                    782,430
                 132,162   Pfizer, Inc.                                                                           4,044,157
                  33,170   Roche Holding AG, ADR                                                                  3,426,706
                 153,760   Schering-Plough Corp.                                                                  2,930,666
                  55,690   Wyeth                                                                                  2,082,806
                                                                                                        -------------------
                                                                                                                 36,724,309
                                                                                                        -------------------
Industrials (0.2%):
                  26,740   Cognex Corp.                                                                             700,588
                                                                                                        -------------------
Information Technology (3.4%):
                  26,900   Affiliated Computer Services, Inc., Class A *                                          1,497,523
                  11,000   Andrew Corp. *                                                                           134,640
                   9,330   Check Point Software Technologies, Ltd. *                                                158,330
                  60,370   Credence Systems Corp. *                                                                 434,664
                  69,875   Flextronics International, Ltd. *                                                        925,844
                  94,349   Hewlett-Packard Co.                                                                    1,769,043
                   6,600   Intel Corp.                                                                              132,396
                  11,090   International Business Machines Corp.                                                    950,857
                  13,120   Jabil Circuit, Inc. *                                                                    301,760
                  34,640   JDS Uniphase Corp. *                                                                     116,737
                  34,710   KEMET Corp. *                                                                            280,804
                   9,775   Lexmark International, Inc. *                                                            821,198
                  25,700   Microsoft Corp.                                                                          710,605
                  36,250   Nokia Corp., ADR                                                                         497,350
                   6,390   Novellus Systems, Inc. *                                                                 169,910
                  40,990   SunGard Data Systems, Inc. *                                                             974,332
                  20,354   Telefonaktiebolaget LM Ericsson, ADR *                                                   635,859
                                                                                                        -------------------
                                                                                                                 10,511,852
                                                                                                        -------------------
Materials (12.8%):
                 168,800   Alcoa, Inc.                                                                            5,669,992
                 176,560   Dow Chemical Co.                                                                       7,976,981
                 121,900   E. I. du Pont de Nemours and Co.                                                       5,217,320
                 217,500   Georgia-Pacific Corp.                                                                  7,819,125
                 271,900   International Paper Co.                                                               10,987,479
                  49,900   Rohm and Haas Co.                                                                      2,144,203
                                                                                                        -------------------
                                                                                                                 39,815,100
                                                                                                        -------------------
Telecommunication Services (11.0%):
                   3,600   Amdocs, Ltd. *                                                                            78,588
                 359,400   SBC Communications, Inc.                                                               9,326,430
                 701,910   Sprint Corp.                                                                          14,129,448
                 273,300   Verizon Communications, Inc.                                                          10,762,554
                                                                                                        -------------------
                                                                                                                 34,297,020
                                                                                                        -------------------
Utilities (5.5%):
                  51,650   American Electric Power Company, Inc.                                                  1,650,734
                  39,290   Constellation Energy Group, Inc.                                                       1,565,314
                  40,800   Dominion Resources, Inc.                                                               2,662,200
                  72,500   FirstEnergy Corp.                                                                      2,978,300
                  49,540   Public Service Enterprise Group, Inc.                                                  2,110,404
                  36,290   Scottish Power plc, ADR                                                                1,119,184
                 103,410   TXU Corp.                                                                              4,955,406
                                                                                                        -------------------
                                                                                                                 17,041,542
                                                                                                        -------------------

TOTAL COMMON STOCKS (COST $253,420,189)                                                                         289,888,645
                                                                                                        -------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (6.2%):

Federal Home Loan Bank (6.2%):
              19,412,000   1.51%, 10/1/04 (b)                                                                    19,412,000
                                                                                                        -------------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $19,412,000)                                                    19,412,000
                                                                                                        -------------------
DEPOSIT ACCOUNT (0.0%):
                   1,661   TNT Offshore Deposit Account                                                               1,661
                                                                                                        -------------------
TOTAL DEPOSIT ACCOUNT (COST $1,661)                                                                                   1,661
                                                                                                        -------------------
COLLATERAL FOR SECURITIES ON LOAN (10.0%):
              31,151,554   Northern Trust Institutional Liquid Asset Portfolio                                   31,151,554
                                                                                                        -------------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $31,151,554)                                                       31,151,554
                                                                                                        -------------------
TOTAL INVESTMENTS (COST $303,985,404) (a) - 109.6%                                                      $       340,453,860
                                                                                                        ===================

----------
Percentages noted above are based on net assets as of September 30, 2004.

*   Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation             $    40,942,224
Unrealized depreciation                  (4,473,768)
                                    ---------------
Net unrealized appreciation         $    36,468,456
                                    ===============

(b) The rate presented represents the effective yield at September 30, 2004.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ VAN KAMPEN EMERGING GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                               FAIR
                 SHARES                                                                                        VALUE
                 -------                                                                                -------------------
COMMON STOCKS (92.8%):
Consumer Discretionary (20.8%):
                  15,700   American Eagle Outfitters, Inc.                                              $           578,545
                  31,100   Avon Products, Inc.                                                                    1,358,448
                  16,950   Burlington Northern Santa Fe Corp.                                                       649,355
                  15,550   Carnival Corp.                                                                           735,360
                  39,400   Circuit City Stores, Inc.                                                                604,396
                  16,900   Coach, Inc. *                                                                            716,898
                  21,100   Costco Wholesale Corp.                                                                   876,916
                  21,970   eBay, Inc. *                                                                           2,019,921
                  10,450   Fastenal Co.                                                                             601,920
                  16,250   FedEx Corp.                                                                            1,392,463
                  16,600   Gillette Co.                                                                             692,884
                   7,250   Harley-Davidson, Inc.                                                                    430,940
                   8,300   Harman International Industries, Inc.                                                    894,325
                  56,400   Home Depot, Inc.                                                                       2,210,879
                  38,100   J.C. Penney Company, Inc.                                                              1,344,168
                  15,550   Lamar Advertising Co. *                                                                  647,036
                  22,650   Limited, Inc.                                                                            504,869
                  12,450   Mandalay Resort Group                                                                    854,693
                  20,750   News Corporation, Ltd., ADR                                                              682,053
                  15,550   NIKE, Inc., Class B                                                                    1,225,340
                   5,700   Nordstrom, Inc.                                                                          217,968
                  21,300   Norfolk Southern Corp.                                                                   633,462
                  11,100   PACCAR, Inc.                                                                             767,232
                   7,700   PETsMART, Inc.                                                                           218,603
                  41,500   Staples, Inc.                                                                          1,237,530
                  30,250   Starbucks Corp. *                                                                      1,375,165
                  31,100   Starwood Hotels & Resorts Worldwide, Inc.                                              1,443,661
                  44,150   Time Warner, Inc. *                                                                      712,581
                  27,200   Xm Satellite Radio Holdings, Inc., Class A *                                             843,744
                  65,800   Yahoo!, Inc. *                                                                         2,231,277
                                                                                                        -------------------
                                                                                                                 28,702,632
                                                                                                        -------------------
Consumer Staples (4.1%):
                  14,650   Hershey Foods Corp.                                                                      684,302
                  20,750   Kellogg Co.                                                                              885,195
                  11,250   Kimberly-Clark Corp.                                                                     726,638
                  51,850   Procter & Gamble Co.                                                                   2,806,121
                  16,600   Walgreen Co.                                                                             594,778
                                                                                                        -------------------
                                                                                                                  5,697,034
                                                                                                        -------------------
Energy (9.9%):
                  10,350   Amerada Hess Corp.                                                                       921,150
                  21,750   Baker Hughes, Inc.                                                                       950,910
                  15,550   BJ Services Co.                                                                          814,976
                  25,950   Burlington Resources, Inc.                                                             1,058,760
                  39,500   ChevronTexaco Corp.                                                                    2,118,780
                  67,250   Exxon Mobil Corp.                                                                      3,250,192
                  41,600   General Electric Co.                                                                   1,396,928
                  16,850   Monsanto Co.                                                                             613,677
                  15,550   Occidental Petroleum Corp.                                                               869,712
                  20,770   Smith International, Inc. *                                                            1,261,362
                  11,100   Weatherford International, Ltd. *                                                        566,322
                                                                                                        -------------------
                                                                                                                 13,822,769
                                                                                                        -------------------

Financials (5.9%):
                  25,950   American Express Co.                                                                   1,335,386
                  11,150   American International Group, Inc.                                                       758,089
                  48,650   Bank of America Corp.                                                                  2,108,004
                   7,550   Bear Stearns Companies, Inc.                                                             726,084
                  10,600   Capital One Financial Corp.                                                              783,340
                  21,748   Countrywide Financial Corp.                                                              856,654
                  15,550   MGIC Investment Corp.                                                                  1,034,852
                  13,750   SAFECO Corp.                                                                             627,688
                                                                                                        -------------------
                                                                                                                  8,230,097
                                                                                                        -------------------
Health Care (18.3%):
                  10,550   Aetna, Inc.                                                                            1,054,262
                  23,800   Amgen, Inc. *                                                                          1,348,984
                  15,550   Becton, Dickinson & Co.                                                                  803,935
                  21,250   Biogen Idec, Inc. *                                                                    1,299,863
                  26,450   Biomet, Inc.                                                                           1,239,976
                  16,000   Boston Scientific Corp. *                                                                635,680
                  12,450   C. R. Bard, Inc.                                                                         705,044
                  10,350   Celgene Corp. *                                                                          602,681
                  10,650   Coventry Health Care, Inc. *                                                             568,391
                  21,300   Elan Corp. plc, ADR *                                                                    498,420
                  10,550   Eli Lilly & Co.                                                                          633,528
                  15,550   Eon Labs, Inc. *                                                                         337,435
                  51,300   Gilead Sciences, Inc. *                                                                1,917,593
                  53,650   Johnson & Johnson                                                                      3,022,104
                  38,050   Novartis AG, ADR                                                                       1,775,793
                  67,150   Pfizer, Inc.                                                                           2,054,789
                  10,350   Quest Diagnostics, Inc.                                                                  913,077
                  13,500   Roche Holding AG, ADR                                                                  1,394,650
                  20,750   Sepracor, Inc. *                                                                       1,012,185
                  10,550   St. Jude Medical, Inc. *                                                                 794,099
                  22,800   Teva Pharmaceutical Industries, Ltd., ADR                                                591,660
                  20,740   UnitedHealth Group, Inc.                                                               1,529,367
                   8,750   Zimmer Holdings, Inc. *                                                                  691,600
                                                                                                        -------------------
                                                                                                                 25,425,116
                                                                                                        -------------------
Industrials (11.2%):
                  55,750   Applied Materials, Inc. *                                                                919,318
                  10,500   Black & Decker Corp.                                                                     813,120
                  39,500   Boeing Co.                                                                             2,038,989
                  26,950   Danaher Corp.                                                                          1,381,996
                  15,550   Eaton Corp.                                                                              986,026
                  10,550   Fisher Scientific International, Inc. *                                                  615,382
                   7,650   Illinois Tool Works, Inc.                                                                712,751
                  25,800   Lockheed Martin Corp.                                                                  1,439,123
                  14,350   Pulte Homes, Inc.                                                                        880,660
                  16,100   Rockwell Automation, Inc.                                                                623,070
                  10,850   Textron, Inc.                                                                            697,330
                  11,200   Toll Brothers, Inc. *                                                                    518,896
                  39,600   Tyco International, Ltd.                                                               1,214,136
                  18,450   United Technologies Corp.                                                              1,722,860
                  21,650   Wachovia Corp.                                                                         1,016,468
                                                                                                        -------------------
                                                                                                                 15,580,125
                                                                                                        -------------------
Information Technology (18.5%):
                  32,050   Adobe Systems, Inc.                                                                    1,585,514
                  49,000   Apple Computer, Inc. *                                                                 1,898,750
                  32,000   Autodesk, Inc.                                                                         1,556,160
                  42,750   Broadcom Corp., Class A *                                                              1,166,648
                  54,300   Cisco Systems, Inc. *                                                                    982,830
                  67,150   Corning, Inc. *                                                                          744,022
                  56,350   Dell, Inc. *                                                                           2,006,060
                   3,450   General Dynamics Corp.                                                                   352,245
                  10,350   L-3 Communications Holdings, Inc.                                                        693,450
                  43,700   Marvell Technology Group, Ltd. *                                                       1,141,881
                  27,150   Microchip Technology, Inc.                                                               728,706
                 101,050   Microsoft Corp.                                                                        2,794,032

                  84,950   Motorola, Inc.                                                                         1,532,498
                  59,650   QUALCOMM, Inc.                                                                         2,328,735
                  22,800   Research in Motion, Ltd. *                                                             1,740,552
                  14,500   SAP AG, ADR                                                                              564,775
                  36,300   Symantec Corp. *                                                                       1,992,144
                  54,650   Texas Instruments, Inc.                                                                1,162,952
                  12,450   Zebra Technologies Corp., Class A *                                                      759,575
                                                                                                        -------------------
                                                                                                                 25,731,529
                                                                                                        -------------------
Materials (2.5%):
                  27,400   Dow Chemical Co.                                                                       1,237,931
                  21,250   Masco Corp.                                                                              733,763
                   8,400   Nucor Corp.                                                                              767,508
                   7,950   Phelps Dodge Corp.                                                                       731,639
                                                                                                        -------------------
                                                                                                                  3,470,841
                                                                                                        -------------------
Telecommunication Services (1.2%):
                  43,400   Verizon Communications, Inc.                                                           1,709,092
                   9,000   Winstar Communications, Inc. *                                                                10
                                                                                                        -------------------
                                                                                                                  1,709,102
                                                                                                        -------------------
Utilities (0.4%):
                  16,300   Exelon Corp.                                                                             598,047
                                                                                                        -------------------
TOTAL COMMON STOCKS (COST $117,587,651)                                                                         128,967,292
                                                                                                        -------------------
DEPOSIT ACCOUNT (0.0%):
                   1,173   TNT Offshore Deposit Account                                                               1,173
                                                                                                        -------------------
TOTAL DEPOSIT ACCOUNT (COST $1,173)                                                                                   1,173
                                                                                                        -------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (8.0%):

Federal Home Loan Bank (8.0%):
              11,103,000   1.51%, 10/1/04 (b)                                                                    11,103,000
                                                                                                        -------------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $11,103,000)                                                    11,103,000
                                                                                                        -------------------
COLLATERAL FOR SECURITIES ON LOAN (9.4%):
              13,058,015   Northern Trust Institutional Liquid Asset Portfolio                                   13,058,015
                                                                                                        -------------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $13,058,015)                                                       13,058,015
                                                                                                        -------------------
TOTAL INVESTMENTS (COST $141,749,839) (a)   -   110.2%                                                  $       153,129,480
                                                                                                        ===================

----------
Percentages noted above are based on net assets as of September 30, 2004.

*     Non-income producing security.

ADR - American Depository Receipt

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation            $     13,170,164
Unrealized depreciation                  (1,790,523)
                                   ----------------
Net unrealized appreciation        $     11,379,641
                                   ================

(b) The rate presented represents the effective yield at September 30, 2004.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY & INCOME FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                                       FAIR
                            SHARES                                                                                     VALUE
                     -------------------                                                                         ------------------
COMMON STOCKS (61.2%):
Consumer Discretionary (12.2%):
                  16,100   Accenture, Ltd., Class A *                                                            $          435,505
                  15,810   Clear Channel Communications, Inc.                                                               492,798
                   6,840   Hilton Hotels Corp.                                                                              128,866
                  25,240   Honda Motor Company, Ltd.                                                                        614,846
                   6,700   Interpublic Group of Companies, Inc. *                                                            70,953
                  10,090   Kimberly-Clark Corp.                                                                             651,713
                   5,720   Kohl's Corp. *                                                                                   275,647
                   5,630   Magna International, Inc., Class A                                                               417,070
                   5,890   Marriott International, Inc., Class A                                                            306,044
                   9,230   McDonald's Corp.                                                                                 258,717
                  17,680   Norfolk Southern Corp.                                                                           525,803
                   4,060   Starwood Hotels & Resorts Worldwide, Inc.                                                        188,465
                   7,950   Target Corp.                                                                                     359,738
                  43,780   Time Warner, Inc. *                                                                              706,610
                   1,930   Union Pacific Corp.                                                                              113,098
                  20,780   Walt Disney Co.                                                                                  468,589
                                                                                                                 ------------------
                                                                                                                          6,014,462
                                                                                                                 ------------------
Consumer Staples (2.7%):
                   5,160   Altria Group, Inc.                                                                               242,726
                  10,250   Cadbury Schweppes plc, ADR                                                                       316,828
                  10,950   Coca-Cola Co.                                                                                    438,547
                  11,000   Kraft Foods, Inc., Class A                                                                       348,920
                                                                                                                 ------------------
                                                                                                                          1,347,021
                                                                                                                 ------------------
Energy (9.8%):
                  17,500   BP plc, ADR                                                                                    1,006,775
                   8,060   ConocoPhillips                                                                                   667,771
                  15,480   Exxon Mobil Corp.                                                                                748,148
                  15,170   General Electric Co.                                                                             509,409
                  13,270   Royal Dutch Petroleum Co., NY Shares                                                             684,732
                  13,210   Schlumberger, Ltd.                                                                               889,165
                   4,010   Valero Energy Corp.                                                                              321,642
                                                                                                                 ------------------
                                                                                                                          4,827,642
                                                                                                                 ------------------
Financials (16.0%):
                   7,970   Automatic Data Processing, Inc.                                                                  329,320
                  10,780   Bank of America Corp.                                                                            467,097
                   9,590   Chubb Corp.                                                                                      673,985
                   4,660   CIGNA Corp.                                                                                      324,476
                  15,520   Citigroup, Inc.                                                                                  684,743
                   1,200   Equifax, Inc.                                                                                     31,632
                   7,300   First Data Corp.                                                                                 317,550
                   8,050   Freddie Mac                                                                                      525,182
                     930   Goldman Sachs Group, Inc.                                                                         86,713
                   8,210   Hartford Financial Services Group, Inc.                                                          508,445
                  27,378   J.P. Morgan Chase & Co.                                                                        1,087,729
                   8,330   Lehman Brothers Holdings, Inc.                                                                   664,068
                  11,930   Merrill Lynch & Company, Inc.                                                                    593,160
                  10,120   MetLife, Inc.                                                                                    391,138
                   4,610   PNC Financial Services Group                                                                     249,401
                   8,360   Prudential Financial, Inc.                                                                       393,254

                  11,160   St. Paul Travelers Companies, Inc.                                                               368,950
                   9,420   SunGard Data Systems, Inc. *                                                                     223,913
                                                                                                                         ----------
                                                                                                                          7,920,756
                                                                                                                         ----------
Health Care (5.4%):
                     790   Bausch & Lomb, Inc.                                                                               52,496
                  37,730   Bristol-Myers Squibb Co.                                                                         893,068
                   6,160   Roche Holding AG, ADR                                                                            636,374
                   3,540   Sanofi-Aventis, ADR                                                                              129,599
                  33,660   Schering-Plough Corp.                                                                            641,560
                   7,600   Wyeth                                                                                            284,240
                                                                                                                         ----------
                                                                                                                          2,637,337
                                                                                                                         ----------
Industrials (2.5%):
                   3,520   Ingersoll Rand Co.                                                                               239,254
                   6,740   Northrop Grumman Corp.                                                                           359,444
                   5,500   Parker Hannifin Corp.                                                                            323,730
                   7,470   Raytheon Co.                                                                                     283,711
                                                                                                                         ----------
                                                                                                                          1,206,139
                                                                                                                         ----------
Information Technology (3.2%):
                  16,240   AT&T Wireless Services, Inc. *                                                                   240,027
                  11,080   Computer Associates International, Inc.                                                          291,404
                  14,670   Hewlett-Packard Co.                                                                              275,063
                   2,980   International Business Machines Corp.                                                            255,505
                  12,050   Microsoft Corp.                                                                                  333,182
                  10,170   Motorola, Inc.                                                                                   183,467
                                                                                                                         ----------
                                                                                                                          1,578,648
                                                                                                                         ----------
Materials (3.8%):
                  29,060   Bayer AG, ADR                                                                                    797,116
                   9,230   Dow Chemical Co.                                                                                 417,011
                   9,270   Newmont Mining Corp.                                                                             422,063
                   3,340   Temple-Inland, Inc.                                                                              224,281
                                                                                                                         ----------
                                                                                                                          1,860,471
                                                                                                                         ----------
Utilities (5.6%):
                   5,000   Consolidated Edison, Inc.                                                                        210,200
                   6,730   Edison International                                                                             178,412
                   6,620   Entergy Corp.                                                                                    401,238
                  10,810   Exelon Corp.                                                                                     396,619
                   7,500   FirstEnergy Corp.                                                                                308,100
                   8,510   SBC Communications, Inc.                                                                         220,835
                  26,900   Sprint Corp.                                                                                     541,497
                  12,860   Verizon Communications, Inc.                                                                     506,427
                                                                                                                         ----------
                                                                                                                          2,763,328
                                                                                                                         ----------
TOTAL COMMON STOCKS (COST $29,484,457)                                                                                   30,155,804
                                                                                                                         ----------
U.S. GOVERNMENT SPONSORED ENTERPRISES (12.5%):
Federal Home Loan Bank (8.3%):
              $4,093,000   1.51%, 10/1/04 (b)                                                                             4,093,000
                                                                                                                         ----------
Federal Home Loan Mortgage Corporation (0.9%):
                 375,000   2.38%, 2/15/07                                                                                   370,063
                   1,612   11.00%, 11/1/10, Pool #431768                                                                      1,746
                   1,733   13.00%, 6/1/11, Pool # 431756                                                                      2,001
                  17,669   11.50%, 5/1/14, Pool # 189822                                                                     20,201
                   7,492   11.00%, 9/1/15, Pool # 170141                                                                      8,448
                  17,245   10.00%, 9/1/17, Pool # 555283                                                                     19,406
                  13,944   10.50%, 11/1/17, Pool # 360016                                                                    15,763
                                                                                                                         ----------
                                                                                                                            437,628
                                                                                                                         ----------
Federal National Conventional Loan (2.1%):
                   7,890   10.50%, 12/1/16, Pool # 124783                                                                     8,933
                     738   8.00%, 4/1/30, Pool # 526980                                                                         798
                     814   7.50%, 7/1/30, Pool # 541844                                                                         872
                  19,082   7.50%, 9/1/30, Pool # 190308                                                                      20,435
                 175,000   7.00%, 10/1/30, Pool # 42359                                                                     185,500
                  15,332   8.50%, 11/1/30, Pool # 547877                                                                     16,626

                  17,892   7.50%, 12/1/30, Pool # 541493                                                                     19,161
                  17,234   7.50%, 2/1/31, Pool# 253643                                                                       18,471
                   3,325   8.00%, 7/1/31, Pool # 253905                                                                       3,595
                  18,693   8.00%, 5/1/32, Pool # 645398                                                                      20,215
                 700,000   6.50%, 11/1/32, Pool # 46970                                                                     732,374
                                                                                                                          ---------
                                                                                                                          1,026,980
                                                                                                                          ---------
Federal National Mortgage Association (1.1%):
                 350,000   6.63%, 10/15/07                                                                                  384,214
                 175,000   4.25%, 5/15/09                                                                                   179,076
                                                                                                                          ---------
                                                                                                                            563,290
                                                                                                                          ---------
Government National Mortgage Association (0.1%):
                  13,420   10.00%, 10/15/21, Pool # 780488                                                                   15,119
                  15,125   10.50%, 4/15/25, Pool # 780127                                                                    17,088
                                                                                                                          ---------
                                                                                                                             32,207
                                                                                                                          ---------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $6,258,767)                                                             6,153,105
                                                                                                                          ---------
U.S. TREASURY OBLIGATIONS (10.2%):
U.S. Treasury Bonds (1.8%):
                 745,000   6.13%, 8/15/29                                                                                   868,245
                                                                                                                          ---------
U.S. Treasury Notes (8.3%):
               2,415,000   3.50%, 11/15/06                                                                                2,457,358
               1,195,000   4.75%, 11/15/08                                                                                1,266,700
                 335,000   3.88%, 2/15/13                                                                                   332,906
                                                                                                                          ---------
                                                                                                                          4,056,964
                                                                                                                          ---------
U.S. Treasury STRIPS (0.1%):
                 125,000   1.78%, 2/15/25 (b)                                                                                43,319
                  75,000   1.77%, 2/15/25 (b)                                                                                26,095
                                                                                                                          ---------
                                                                                                                             69,414
                                                                                                                          ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $4,876,984)                                                                         4,994,623
                                                                                                                          ---------
CONVERTIBLE BONDS (9.1%):
Financials (0.6%):
                 300,000   American Express Co., 1.85%, 12/1/33                                                             316,500
                                                                                                                          ---------
Health Care (3.9%):
               1,000,000   Amgen, Inc., 0.70%, 3/1/32 (b)                                                                   730,000
                 300,000   Edwards Lifesciences Corp., 3.88%, 5/15/33                                                       306,000
                 500,000   Medimmune, Inc., 1.00%, 7/15/23                                                                  475,000
                 400,000   Watson Pharmaceuticals, Inc., 1.75%, 3/15/23                                                     397,000
                                                                                                                          ---------
                                                                                                                          1,908,000
                                                                                                                          ---------
Industrials (1.2%):
                 500,000   Halliburton Co., 3.13%, 7/15/23                                                                  569,375
                                                                                                                          ---------
Information Technology (0.6%):
                 250,000   Advanced Micro Devices, Inc., 4.75%, 2/1/22                                                      241,562
                  39,000   Teradyne, Inc., 3.75%, 10/15/06                                                                   38,854
                                                                                                                          ---------
                                                                                                                            280,416
                                                                                                                          ---------
Utilities (2.8%):
                 500,000   Calpine Corp., 4.75%, 11/15/23                                                                   338,125
               1,000,000   Nortel Networks Corp., 4.25%, 9/1/08                                                             965,000
                  38,000   PG&E Corp., 9.50%, 6/30/10                                                                        94,003
                                                                                                                          ---------
                                                                                                                          1,397,128
                                                                                                                          ---------
TOTAL CONVERTIBLE BONDS (COST $2,305,886)                                                                                 4,471,419
                                                                                                                          ---------
PREFERRED STOCK (6.8%):
Consumer Discretionary (0.1%):
                   1,100   Newell Financial Trust I                                                                          47,850
                                                                                                                          ---------
Energy  (0.5%):

                   7,000   El Paso Energy Capital Trust I                                                                   242,900
                                                                                                                          ---------
Financials (0.5%):
                  10,000   Conseco, Inc.                                                                                    246,200
                                                                                                                          ---------
Health Care (2.2%):
                   8,000   Baxter International, Inc.                                                                       428,000
                   8,000   Mckesson Financing Trust                                                                         389,000
                   5,000   Schering-Plough Corp.                                                                            264,750
                                                                                                                          ---------
                                                                                                                          1,081,750
                                                                                                                          ---------
Industrials (2.2%):
                   5,000   Amerada Hess Corp.                                                                               398,125
                  15,000   Coltec Capital Trust                                                                             671,850
                                                                                                                          ---------
                                                                                                                          1,069,975
Utilities (1.3%):
                  20,000   Centerpointe Energy, Inc.                                                                        650,000
                                                                                                                          ---------
TOTAL PREFERRED STOCK (COST $2,511,321)                                                                                   3,338,675
                                                                                                                          ---------
CORPORATE BONDS (1.9%):
Consumer Discretionary (0.2%):
                  10,000   Fedex Corp., 7.25%, 2/15/11                                                                       11,448
                  15,000   Hyatt Equities, LLC, 6.88%, 6/15/07                                                               16,005
                  30,000   May Department Stores Co., 7.88%, 3/1/30                                                          35,841
                  15,000   Philip Morris, 7.75%, 1/15/27                                                                     15,845
                                                                                                                          ---------
                                                                                                                             79,139
                                                                                                                          ---------
Consumer Staples (0.1%):
                  25,000   Kraft Foods, Inc., 5.63%, 11/1/11                                                                 26,406
                                                                                                                          ---------
Energy (0.1%):
                  15,000   Amerada Hess Corp., 7.88%, 10/1/29                                                                17,346
                  20,000   Occidental Petroleum Corp., 8.45%, 2/15/29                                                        26,737
                  10,000   Petro-Canada, 5.35%, 7/15/33                                                                       9,163
                                                                                                                          ---------
                                                                                                                             53,246
                                                                                                                          ---------
Financials (0.4%):
                  25,000   Countrywide Home Loans, Inc., 3.25%, 5/21/08                                                      24,585
                  20,000   EOP Operating Limited Partnership, 4.75%, 3/15/14                                                 19,303
                  95,000   General Motors Acceptance Corp., 6.88%, 9/15/11                                                   99,658
                  10,000   General Motors Acceptance Corp., 8.00%, 11/1/31                                                   10,350
                  25,000   MBNA America Bank Corp., 7.13%, 11/15/12                                                          28,291
                                                                                                                          ---------
                                                                                                                            182,187
                                                                                                                          ---------
Industrials (0.4%):
                  20,000   Arizona Public Service Co., 5.80%, 6/30/14                                                        21,079
                   5,000   Csx Corp., 2.75%, 2/15/06                                                                          4,987
                   5,000   Csx Corp., 9.00%, 8/15/06                                                                          5,513
                   5,000   DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12                                                   5,679
                  15,000   DaimlerChrysler NA Holding Corp., 8.50%, 1/18/31                                                  18,336
                   5,000   Enterprise Products Operating, L.P., 5.60%, 10/15/14                                               5,038
                  35,000   Ford Motor Credit Co., 7.25%, 10/25/11                                                            37,874
                  10,000   Kerr-McGee Corp., 6.88%, 9/15/11                                                                  11,186
                  15,000   Nexen, Inc., 5.05%, 11/20/13                                                                      14,892
                  10,000   Norfolk Southern Corp., 7.35%, 5/15/07                                                            10,939

                  20,000   Northrop Grumman Corp., 7.13%, 2/15/11                                                            22,989
                  10,000   Raytheon Co., 4.85%, 1/15/11                                                                      10,266
                  17,438   Systems 2001 Asset Trust, 6.66%, 9/15/13                                                          19,371
                   5,000   Union Pacific Corp., 6.79%, 11/9/07                                                                5,446
                  11,000   Union Pacific Corp., 6.65%, 1/15/11                                                               12,227
                                                                                                                 ------------------
                                                                                                                            205,822
                                                                                                                 ------------------
Materials (0.1%):
                  10,000   International Paper Co., 5.85%, 10/30/12                                                          10,565
                  30,000   Weyerhaeuser Co., 6.75%, 3/15/12                                                                  33,642
                                                                                                                 ------------------
                                                                                                                             44,207
                                                                                                                 ------------------
Telecommunication Services (0.4%):
                  30,000   AOL Time Warner, Inc., 7.70%, 5/1/32                                                              34,884
                  10,000   AT&T Wireless Services, Inc., 8.75%, 3/1/31                                                       13,130
                  10,000   Clear Channel Communications, Inc., 7.65%, 9/15/10                                                11,411
                  35,000   Comcast Cable Communications, Inc., 6.75%, 1/30/11                                                38,822
                  20,000   Deutsche Telekom International Finance BV, 8.25%, 6/15/30                                         25,852
                  30,000   News America, Inc., 7.13%, 4/8/28                                                                 33,192
                  45,000   Verizon Global Funding Corp., 7.75%, 12/1/30                                                      53,893
                                                                                                                 ------------------
                                                                                                                            211,184
                                                                                                                 ------------------
Utilities (0.2%):
                  10,000   Cincinnati Gas & Electric Co., 5.70%, 9/15/12                                                     10,576
                  10,000   Cincinnati Gas & Electric Co., 5.38%, 6/15/33                                                      9,160
                  10,000   Ohio Edison Co., 5.45%, 5/1/15                                                                    10,129
                  25,000   Ohio Power Co., 6.60%, 2/15/33                                                                    27,280
                  15,000   Pacific Gas & Electric Co., 6.05%, 3/1/34                                                         15,267
                  15,000   Ras Laffan Liquefied Natural Gas Company, Ltd., 8.29%, 3/15/14                                    17,658
                  10,000   South Carolina Electric & Gas Co., 5.30%, 5/15/33                                                  9,559
                   5,000   Southern California Edison Co., 5.00%, 1/15/14                                                     5,085
                   5,000   Sprint Capital Corp., 8.75%, 3/15/32                                                               6,346
                                                                                                                 ------------------
                                                                                                                            111,060
                                                                                                                 ------------------
TOTAL CORPORATE BONDS (COST $3,795,823)                                                                                     913,251
                                                                                                                 ------------------
DEPOSIT ACCOUNT (0.0%):

                   2,153   TNT Offshore Deposit Account                                                                       2,153
                                                                                                                 ------------------
TOTAL DEPOSIT ACCOUNT (COST $2,153)                                                                                           2,153
                                                                                                                 ------------------
TOTAL INVESTMENTS (COST $49,235,391) (A)  -  101.7%                                                              $       50,029,030
                                                                                                                 ==================
------------
Percentages noted above are based on net assets as of September 30, 2004.

*   Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation                  $     1,400,779
Unrealized depreciation                         (607,140)
                                         ---------------
Net unrealized appreciation              $       793,639
                                         ===============

(b) The rate presented represents the effective yield at September 30, 2004.

SEE ACCOMPANYING NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                                        FAIR
                       SHARES                                                                                          VALUE
               ---------------------                                                                             ------------------
COMMON STOCKS (93.4%):
Consumer Discretionary (13.3%):
                  41,970   Capital Radio plc                                                                     $          312,579
                  12,451   Fortune Brands, Inc.                                                                             922,495
                  73,399   New York Times Co., Class A                                                                    2,869,900
                 199,246   Reed Elsevier NV                                                                               2,569,717
                 343,266   SMG plc *                                                                                        684,231
                 115,736   Torstar Corp., Class B                                                                         2,330,501
                 177,935   WPP Group plc                                                                                  1,658,921
                                                                                                                 ------------------
                                                                                                                         11,348,344
                                                                                                                 ------------------
Consumer Staples (58.5%):
                 464,677   Allied Domecq plc                                                                              3,949,144
                  58,343   Altadis SA                                                                                     1,988,183
                  76,608   Altria Group, Inc.                                                                             3,603,640
                 464,343   British American Tobacco plc                                                                   6,739,853
                  21,361   Brown-Forman Corp., Class B                                                                      978,334
                 672,150   Cadbury Schweppes plc                                                                          5,176,475
                 295,918   Diageo plc                                                                                     3,699,980
                  47,084   Groupe Danone                                                                                  3,706,756
                 140,849   Imperial Tobacco Group plc                                                                     3,072,976
                  36,476   Kimberly-Clark Corp.                                                                           2,355,985
                  94,329   Koninklijke Numico N.V. *                                                                      3,008,016
                  15,973   Nestle SA, Registered Shares                                                                   3,669,005
                 164,802   Reckitt Benckiser plc                                                                          4,043,525
                 383,473   Swedish Match AB                                                                               4,055,797
                                                                                                                 ------------------
                                                                                                                         50,047,669
                                                                                                                 ------------------
Health Care (16.0%):
                 101,978   Bristol-Myers Squibb Co.                                                                       2,413,819
                 160,860   GlaxoSmithKline plc                                                                            3,471,673
                  71,243   Merck & Company, Inc.                                                                          2,351,019
                  71,204   Novartis AG, Registered Shares                                                                 3,328,305
                  29,906   Sanofi-Aventis                                                                                 2,172,142
                                                                                                                 ------------------
                                                                                                                         13,736,958
                                                                                                                 ------------------
Industrials (5.6%):
                  66,288   Kone Oyj, B Shares                                                                             3,998,467
                  39,134   Zardoya Otis SA                                                                                  841,037
                                                                                                                 ------------------
                                                                                                                          4,839,504
                                                                                                                 ------------------
TOTAL COMMON STOCKS (COST $79,759,073)                                                                                   79,903,951
                                                                                                                 ------------------
DEPOSIT ACCOUNT (12.3%):
              10,501,133   NTRS London Deposit Account                                                                   10,501,133
                                                                                                                 ------------------
TOTAL DEPOSIT ACCOUNT (COST $10,501,133)                                                                                 10,501,133
                                                                                                                 ------------------
COLLATERAL FOR SECURITIES ON LOAN (2.2%):
               1,845,202   Northern Trust Institutional Liquid Asset Portfolio                                            1,845,202
                                                                                                                 ------------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $1,845,202)                                                                 1,845,202
                                                                                                                 ------------------
TOTAL INVESTMENTS (COST $92,105,408) (a)   -   107.9%                                                            $       92,318,810
                                                                                                                 ==================

------------
Percentages noted above are based on net assets as of September 30, 2004.

* Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation          $  2,526,376
Unrealized depreciation            (2,312,974)
                                 ------------
Net unrealized appreciation      $    213,402
                                 ============

FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                                                    DELIVERY                          UNREALIZED
                                                      DATE       CONTRACT AMOUNT     APPRECIATION
                                                    --------     ---------------     ------------
SHORT

Receive U.S. Dollars in exchange
for 7,295,000 British Pounds                        10/18/04     $    13,269,547     $     66,869

LONG

Deliver U.S. Dollars in exchange
for 1,499,006 British Pounds                         10/4/04     $     2,710,802     $      4,773
Deliver U.S. Dollars in exchange
for 825,630 Euro                                     10/4/04           1,024,029            2,819
Deliver U.S. Dollars in exchange
for 1,312,871 Swedish Krone                          10/4/04             179,845              491
Deliver U.S. Dollars in exchange
for 717,070 Swiss Franc                              10/4/04             573,426            2,580

The following represents the concentrations by country as of September 30, 2004 based upon the total fair value.

COUNTRY                                         PERCENTAGE
-------                                         ----------
United Kingdom                                      36.3%
United States                                       28.8%
Switzerland                                          7.7%
France                                               6.5%
Netherlands                                          6.1%
Sweden                                               4.5%
Finland                                              4.4%
Spain                                                3.1%
Canada                                               2.6%
                                                   -----
                                                   100.0%
                                                   -----

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ VAN KAMPEN GROWTH AND INCOME FUND
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

                                                                                                                        FAIR
                             SHARES                                                                                     VALUE
                             ------                                                                              ------------------
COMMON STOCKS (96.5%):
Consumer Discretionary  (17.7%):
                  94,390   Accenture, Ltd., Class A *                                                            $        2,553,250
                  92,650   Clear Channel Communications, Inc.                                                             2,887,901
                  44,480   Hilton Hotels Corp.                                                                              838,003
                 161,530   Honda Motor Company, Ltd.                                                                      3,934,870
                  43,580   Interpublic Group of Companies, Inc.*                                                            461,512
                  34,620   Kohl's Corp. *                                                                                 1,668,338
                  37,050   Magna International, Inc., Class A                                                             2,744,664
                  34,510   Marriott International, Inc., Class A                                                          1,793,140
                  54,080   McDonald's Corp.                                                                               1,515,862
                 126,640   Norfolk Southern Corp.                                                                         3,766,273
                  23,490   Starwood Hotels & Resorts Worldwide, Inc.                                                      1,090,406
                  47,150   Target Corp.                                                                                   2,133,538
                 285,690   Time Warner, Inc. *                                                                            4,611,036
                  14,820   Union Pacific Corp.                                                                              868,452
                 145,320   Walt Disney Co.                                                                                3,276,966
                                                                                                                 ------------------
                                                                                                                         34,144,211
                                                                                                                 ------------------
Consumer Staples (6.1%):
                  30,280   Altria Group, Inc.                                                                             1,424,371
                  66,410   Cadbury Schweppes plc, ADR                                                                     2,052,733
                  64,160   Coca-Cola Co.                                                                                  2,569,608
                  59,180   Kimberly-Clark Corp.                                                                           3,822,437
                  64,450   Kraft Foods, Inc., Class A                                                                     2,044,354
                                                                                                                 ------------------
                                                                                                                         11,913,503
                                                                                                                 ------------------
Energy (15.1%):
                 112,460   BP plc, ADR                                                                                    6,469,824
                  47,224   ConocoPhillips                                                                                 3,912,508
                  90,732   Exxon Mobil Corp.                                                                              4,385,078
                  88,890   General Electric Co.                                                                           2,984,926
                  77,780   Royal Dutch Petroleum Co., NY Shares                                                           4,013,448
                  80,710   Schlumberger, Ltd.                                                                             5,432,590
                  25,990   Valero Energy Corp.                                                                            2,084,658
                                                                                                                 ------------------
                                                                                                                         29,283,032
                                                                                                                 ------------------
Financials (25.3%):
                  46,720   Automatic Data Processing, Inc.                                                                1,930,470
                  63,210   Bank of America Corp.                                                                          2,738,889
                  62,160   Chubb Corp.                                                                                    4,368,604
                  27,300   CIGNA Corp.                                                                                    1,900,899
                  90,990   Citigroup, Inc.                                                                                4,014,479
                  87,960   Equifax, Inc.                                                                                  2,318,626
                  42,700   First Data Corp.                                                                               1,857,450
                  47,190   Freddie Mac                                                                                    3,078,676
                   5,490   Goldman Sachs Group, Inc.                                                                        511,888
                  48,160   Hartford Financial Services Group, Inc.                                                        2,982,549
                 158,767   J.P. Morgan Chase & Co.                                                                        6,307,812
                  48,830   Lehman Brothers Holdings, Inc.                                                                 3,892,728
                  69,950   Merrill Lynch & Company, Inc.                                                                  3,477,914
                  59,340   MetLife, Inc.                                                                                  2,293,491
                  27,050   PNC Financial Services Group                                                                   1,463,405
                  48,980   Prudential Financial, Inc.                                                                     2,304,019

                  65,428   St. Paul Travelers Companies, Inc.                                                             2,163,050
                  55,220   SunGard Data Systems, Inc. *                                                                   1,312,579
                                                                                                                 ------------------
                                                                                                                         48,917,528
                                                                                                                 ------------------
Health Care (9.9%):
                  45,540   Bausch & Lomb, Inc.                                                                            3,026,133
                 266,820   Bristol-Myers Squibb Co.                                                                       6,315,629
                  36,110   Roche Holding AG, ADR                                                                          3,730,430
                  21,870   Sanofi-Aventis, ADR                                                                              800,661
                 197,330   Schering-Plough Corp.                                                                          3,761,110
                  44,550   Wyeth                                                                                          1,666,170
                                                                                                                 ------------------
                                                                                                                         19,300,133
                                                                                                                 ------------------
Industrials (3.6%):
                  20,640   Ingersoll Rand Co.                                                                             1,402,901
                  39,500   Northrop Grumman Corp.                                                                         2,106,534
                  32,250   Parker Hannifin Corp.                                                                          1,898,235
                  43,770   Raytheon Co.                                                                                   1,662,385
                                                                                                                 ------------------
                                                                                                                          7,070,055
                                                                                                                 ------------------
Information Technology (4.8%):
                  97,740   AT&T Wireless Services, Inc. *                                                                 1,444,597
                  64,920   Computer Associates International, Inc.                                                        1,707,396
                  85,990   Hewlett-Packard Co.                                                                            1,612,313
                  17,450   International Business Machines Corp.                                                          1,496,163
                  70,620   Microsoft Corp.                                                                                1,952,643
                  59,620   Motorola, Inc.                                                                                 1,075,545
                                                                                                                 ------------------
                                                                                                                          9,288,657
                                                                                                                 ------------------
Materials (5.7%):
                 170,310   Bayer AG, ADR                                                                                  4,671,603
                  54,110   Dow Chemical Co.                                                                               2,444,690
                  54,330   Newmont Mining Corp.                                                                           2,473,645
                  22,730   Temple-Inland, Inc.                                                                            1,526,320
                                                                                                                 ------------------
                                                                                                                         11,116,258
                                                                                                                 ------------------
Utilities (8.3%):

                  29,270   Consolidated Edison, Inc.                                                                      1,230,511
                  39,450   Edison International                                                                           1,045,820
                  38,780   Entergy Corp.                                                                                  2,350,456
                  63,370   Exelon Corp.                                                                                   2,325,045
                  43,970   FirstEnergy Corp.                                                                              1,806,288
                  49,890   SBC Communications, Inc.                                                                       1,294,646
                 157,640   Sprint Corp.                                                                                   3,173,292
                  75,360   Verizon Communications, Inc.                                                                   2,967,677
                                                                                                                 ------------------
                                                                                                                         16,193,735
                                                                                                                 ------------------
TOTAL COMMON STOCKS (COST $167,097,087)                                                                                 187,227,112
                                                                                                                 ------------------

U.S. GOVERNMENT SPONSORED ENTERPRISE (3.0%):
Federal Home Loan Bank (3.0%):
               5,899,000   1.51%, 10/1/04 (b)                                                                             5,899,000
                                                                                                                 ------------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $5,899,000)                                                              5,899,000
                                                                                                                 ------------------

DEPOSIT ACCOUNT (0.0%):
                     489   TNT Offshore Deposit Account                                                                         489
                                                                                                                 ------------------
TOTAL DEPOSIT ACCOUNT (COST $489)                                                                                               489
                                                                                                                 ------------------

COLLATERAL FOR SECURITIES ON LOAN (8.3%):
              16,169,963   Northern Trust Institutional Liquid Asset Portfolio                                           16,169,963
                                                                                                                 ------------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $16,169,963)                                                               16,169,963
                                                                                                                 ------------------

TOTAL INVESTMENTS (COST $189,166,539) (a)   -   107.8%                                                           $      209,296,564
                                                                                                                 ==================

------------
Percentages noted above are based on net assets as of September 30, 2004.

* Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation                  $   22,548,988
Unrealized depreciation                      (2,418,963)
                                         --------------
Net unrealized appreciation              $   20,130,025
                                         ==============

(b) The rate presented represents the effective yield at September 30, 2004.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

USAZ VAN KAMPEN GROWTH FUND
Schedule of Portfolio Investments                            September 30, 2004
(Unaudited)

                                                                                                                        FAIR
                         SHARES                                                                                         VALUE
                ------------------------                                                                         ------------------
COMMON STOCKS  (97.9%):
Consumer Discretionary  (29.1%):
                  17,950   Chico's FAS, Inc. *                                                                   $          613,890
                  15,310   Coach, Inc. *                                                                                    649,450
                  11,200   Dex Media, Inc. *                                                                                237,104
                  35,900   Dollar Tree Stores, Inc. *                                                                       967,505
                   5,800   Four Seasons Hotels, Inc.                                                                        371,780
                   9,475   Gentex Corp.                                                                                     332,857
                   8,650   Getty Images, Inc. *                                                                             478,345
                  44,240   GTECH Holdings Corp.                                                                           1,120,157
                   4,750   Harman International Industries, Inc.                                                            511,813
                  30,325   International Game Technology                                                                  1,090,184
                   2,800   Kmart Holding Corp. *                                                                            244,916
                  30,600   Lamar Advertising Co. *                                                                        1,273,265
                  17,171   NTL, Inc. *                                                                                    1,065,804
                     970   NVR, Inc. *                                                                                      534,470
                  14,775   Outback Steakhouse, Inc.                                                                         613,606
                  14,690   P.F. Chang's China Bistro, Inc. *                                                                712,318
                  28,535   PETsMART, Inc.                                                                                   810,109
                   6,700   R.H. Donnelley Corp. *                                                                           330,712
                   5,973   Radio One, Inc., Class D *                                                                        84,996
                  45,035   Royal Caribbean Cruises, Ltd.                                                                  1,963,525
                  15,350   Sonic Corp. *                                                                                    393,421
                  39,825   Station Casinos, Inc.                                                                          1,953,017
                  13,100   Toys "R" Us, Inc. *                                                                              232,394
                  40,558   Univision Communications, Inc., Class A *                                                      1,282,037
                   9,900   Urban Outfitters, Inc. *                                                                         340,560
                     355   Washington Post Co., Class B                                                                     326,600
                  15,565   Wynn Resorts, Ltd. *                                                                             804,555
                  18,325   Xm Satellite Radio Holdings, Inc., Class A *                                                     568,442
                                                                                                                 ------------------
                                                                                                                         19,907,832
                                                                                                                 ------------------
Consumer Staples (1.7%):
                   9,700   Hershey Foods Corp.                                                                              453,087
                   9,800   McCormick & Co., Inc.                                                                            336,532
                   3,925   Whole Foods Market, Inc.                                                                         336,726
                                                                                                                 ------------------
                                                                                                                          1,126,345
                                                                                                                 ------------------
Energy (7.5%):
                   9,700   BJ Services Co.                                                                                  508,377
                  12,000   Patina Oil & Gas Corp.                                                                           354,840
                  10,885   Smith International, Inc. *                                                                      661,046
                  17,600   Suncor Energy, Inc.                                                                              563,376
                  50,435   Ultra Petroleum Corp. *                                                                        2,473,837
                  16,300   XTO Energy, Inc.                                                                                 529,424
                                                                                                                 ------------------
                                                                                                                          5,090,900
                                                                                                                 ------------------
Financials (8.5%):
                  53,225   Ameritrade Holding Corp. *                                                                       639,232
                  32,750   Brascan Corp., Class A *                                                                         989,049
                   7,000   Brown & Brown, Inc.                                                                              319,900
                   3,900   Chicago Mercantile Exchange                                                                      629,070
                   8,110   Doral Financial Corp.                                                                            336,322
                  11,610   Legg Mason, Inc.                                                                                 618,465
                   9,500   Moody's Corp.                                                                                    695,875
                  17,475   Plum Creek Timber Company, Inc.                                                                  612,149

                   7,950   UCBH Holdings, Inc.                                                                              310,607
                   1,240   White Mountains Insurance Group, Ltd.                                                            652,240
                                                                                                                         ----------
                                                                                                                          5,802,909
                                                                                                                         ----------
Health Care (17.9%):
                   3,385   Allergan, Inc.                                                                                   245,582
                  11,200   Amylin Pharmaceuticals, Inc. *                                                                   229,824
                  14,900   Biomet, Inc.                                                                                     698,512
                  12,050   C. R. Bard, Inc.                                                                                 682,392
                   7,240   Celgene Corp. *                                                                                  421,585
                  14,360   Charles River Laboratories International, Inc. *                                                 657,688
                  19,600   Dade Behring Holdings, Inc. *                                                                  1,092,072
                  14,700   Elan Corp. plc, ADR *                                                                            343,980
                  22,220   Fisher Scientific International, Inc. *                                                        1,296,092
                  10,300   Gen-Probe, Inc. *                                                                                410,661
                   9,300   Genzyme Corp. *                                                                                  506,013
                   9,400   Gilead Sciences, Inc. *                                                                          351,372
                   7,425   IDEXX Laboratories, Inc. *                                                                       376,745
                   8,100   ImClone Systems, Inc. *                                                                          428,085
                  18,200   INAMED Corp. *                                                                                   867,594
                  19,525   Kinetic Concepts, Inc. *                                                                       1,026,039
                   8,675   Patterson Companies, Inc. *                                                                      664,158
                  19,975   Stericycle, Inc. *                                                                               916,853
                  48,700   VCA Antech, Inc. *                                                                             1,004,681
                                                                                                                         ----------
                                                                                                                         12,219,928
                                                                                                                         ----------
Industrials (7.8%):
                   4,700   Apollo Group, Inc., Class A *                                                                    344,839
                  14,725   C.H. Robinson Worldwide, Inc.                                                                    683,093
                  14,800   ChoicePoint, Inc. *                                                                              631,220
                  16,675   Corporate Executive Board Co.                                                                  1,021,176
                  20,625   Graco, Inc.                                                                                      690,938
                  20,662   Iron Mountain, Inc. *                                                                            699,409
                   7,300   ITT Educational Services, Inc. *                                                                 263,165
                  13,300   Laureate Education, Inc. *                                                                       495,026
                   4,000   Precision Castparts Corp.                                                                        240,200
                  18,000   Servicemaster Co.                                                                                231,480
                                                                                                                         ----------
                                                                                                                          5,300,546
                                                                                                                         ----------
Information Technology (14.4%):
                  20,450   Adobe Systems, Inc.                                                                            1,011,661
                  18,175   Altera Corp. *                                                                                   355,685
                   8,900   Apple Computer, Inc. *                                                                           344,875
                  16,100   Ask Jeeves, Inc. *                                                                               526,631
                  10,900   Autodesk, Inc.                                                                                   530,067
                  31,500   Avaya, Inc. *                                                                                    439,110
                   5,190   CDW Corp.                                                                                        301,176
                  11,800   Cognizant Technology Solutions Corp. *                                                           360,018
                  16,300   Electronic Arts, Inc. *                                                                          749,637
                   5,300   Flir Systems, Inc. *                                                                             310,050
                  13,625   Global Payments, Inc.                                                                            729,619
                  27,400   Juniper Networks, Inc. *                                                                         646,640
                   6,125   KLA-Tencor Corp. *                                                                               254,065
                   5,900   Lexmark International, Inc. *                                                                    495,659
                  18,700   Linear Technology Corp.                                                                          677,688
                  28,500   Marvell Technology Group, Ltd. *                                                                 744,705
                  17,175   Mercury Interactive Corp. *                                                                      599,064
                  31,375   Network Appliance, Inc. *                                                                        721,625
                                                                                                                         ----------
                                                                                                                          9,797,975
                                                                                                                         ----------
Materials (5.5%):
                   9,875   Ecolab, Inc.                                                                                     310,470
                  22,900   Freeport-McMoRan Copper & Gold, Inc., Class B                                                    927,450
                   3,600   Phelps Dodge Corp.                                                                               331,308
                  32,875   Placer Dome, Inc.                                                                                653,555

                  16,100   Rinker Group, Ltd., ADR                                                                        1,008,504
                  10,920   Sealed Air Corp. *                                                                               506,142
                                                                                                                 ------------------
                                                                                                                          3,737,429
                                                                                                                 ------------------
Telecommunication Services (2.8%):
                  89,950   Crown Castle International Corp. *                                                             1,338,456
                  13,900   NII Holdings, Inc. *                                                                             572,819
                                                                                                                 ------------------
                                                                                                                          1,911,275
                                                                                                                 ------------------
Utilities (2.7%):
                  32,800   AES Corp.*                                                                                       327,672
                   5,300   Kinder Morgan, Inc.                                                                              332,946
                  15,625   Questar Corp.                                                                                    715,938
                  17,300   Western Gas Resources, Inc.                                                                      494,607
                                                                                                                 ------------------
                                                                                                                          1,871,163
                                                                                                                 ------------------
TOTAL COMMON STOCKS (COST $58,890,348)                                                                                   66,766,302
                                                                                                                 ------------------

U.S. GOVERNMENT SPONSORED ENTERPRISE (1.9%):
Federal Home Loan Bank (1.9%):
               1,303,000   1.51%, 10/1/04 (b)                                                                             1,303,000
                                                                                                                 ------------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $1,303,000)                                                              1,303,000
                                                                                                                 ------------------

DEPOSIT ACCOUNT (0.0%):
                     524   TNT Offshore Deposit Account                                                                         524
                                                                                                                 ------------------
TOTAL DEPOSIT ACCOUNT (COST $524)                                                                                               524
                                                                                                                 ------------------

COLLATERAL FOR SECURITIES ON LOAN (25.4%):
              17,375,190   Northern Trust Institutional Liquid Asset Portfolio                                           17,375,190
                                                                                                                 ------------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $17,375,190)                                                               17,375,190
                                                                                                                 ------------------

TOTAL INVESTMENTS (COST $77,569,062) (a)   -   125.2%                                                            $       85,445,016
                                                                                                                 ==================

------------
Percentages noted above are based on net assets as of September 30, 2004.

*      Non-income producing security.

ADR -  American Depository Receipt

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation            $ 8,928,392
Unrealized depreciation             (1,052,438)
                                   -----------
Net unrealized appreciation        $ 7,875,954
                                   ===========

(b) The rate presented represents the effective yield at September 30, 2004.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments ("the schedules"). The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of the schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the schedules. Actual results could differ from those estimates.

   SECURITY VALUATION

   Investments of the USAZ Money Market Fund are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

   Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price, or official closing price, on each business day. If there is no such reported sale, the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

   FOREIGN CURRENCY TRANSLATION

   The accounting records of the following funds in the Trust are able to hold foreign securities and are maintained in U.S. dollars: USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Legg Mason Value Fund and the USAZ Van Kampen Global Franchise Fund. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

   RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

   Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   Each Fund (except for the USAZ Money Market Fund, USAZ Van Kampen Comstock Fund and the USAZ Dreyfus Premier Small Cap Value Fund) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date, at which time realized gains and losses are recorded.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

SEPTEMBER 30, 2004

   SECURITY TRANSACTIONS

   Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date.

   FUTURES CONTRACTS

   Each Fund (except for the USAZ Money Market Fund) may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin" are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involve the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

   OPTIONS

   Each Fund (except for the USAZ Money Market Fund) may write put and call options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Funds may also purchase put and call options. The Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation. The USAZ AIM Dent Demographic Trends Fund had the following transactions in written put options during the period ended September 30, 2004:

                                                      Number of Contracts               Premiums
                                                      -------------------               --------
Balance at July 1, 2004                                               -                 $      -
Options written (Chico's FAS, Inc., expiration 11/04)                60                    8,421
Options expired                                                       -                        -
Options closed                                                        -                        -
Balance at September 30, 2004                                        60                 $  8,421

   SECURITY LOANS

   To generate additional income, each Fund (except for the USAZ Van Kampen Equity and Income Fund) may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. At September 30, 2004, the Funds had loans outstanding of:

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

SEPTEMBER 30, 2004

                                                                                        AVERAGE VALUE ON LOAN
                                                                                           FOR THE PERIOD
                                                         VALUE OF     VALUE OF LOANED       JULY THROUGH
                                                        COLLATERAL       SECURITIES       SEPTEMBER 30, 2004
                                                        ----------       ----------       ------------------
USAZ AIM Basic Value Fund .....................        $ 23,125,486    $   22,719,642           $  18,250,275
USAZ AIM Blue Chip Fund .......................           1,274,714         1,252,344               2,037,332
USAZ AIM Dent Demographic Trends Fund .........           3,965,852         3,896,253               4,722,268
USAZ AIM International Equity Fund ............           3,201,074         3,144,896               2,799,484
USAZ Davis NY Venture Fund ....................           4,427,701         4,349,997               3,697,371
USAZ Dreyfus Founders Growth and Income Fund ..           8,508,594         8,359,271               5,988,554
USAZ Legg Mason Value Fund ....................           1,720,507         1,690,313                 563,438
USAZ Oppenheimer Emerging Growth Fund .........          40,959,747        40,240,917              38,449,600
USAZ Oppenheimer Emerging Technologies Fund ...          13,004,086        12,775,868              11,820,613
USAZ PIMCO NFJ Small Cap Value Fund ...........          14,814,931        14,554,934              14,861,493
USAZ PIMCO PEA Renaissance Fund ...............          97,433,692        95,723,762              96,491,900
USAZ PIMCO PEA Value Fund .....................          16,374,123        16,086,762              11,786,947
USAZ Van Kampen Aggressive Growth Fund ........          14,903,205        14,641,658              15,027,765
USAZ Van Kampen Comstock Fund .................          32,195,889        31,630,862              25,245,142
USAZ Van Kampen Emerging Growth Fund ..........          13,495,777        13,258,930              13,216,824
USAZ Van Kampen Global Franchise Fund .........           1,907,062         1,873,593               1,967,317
USAZ Van Kampen Growth and Income Fund ........          16,712,050        16,418,759              13,622,678
USAZ Van Kampen Growth Fund ...................          17,957,682        17,642,530              15,518,204

   The Funds received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Banco De Santander and Krediet Bank as well as U.S. Treasury Bonds at September 30, 2004. Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    USAllianz Variable Insurance Products Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Troy A. Sheets          Troy A. Sheets, Treasurer
                       ---------------------------------------------------------

Date  November 29, 2004
      --------------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Troy A. Sheets          Troy A. Sheets, Treasurer
                       ---------------------------------------------------------

Date  November 29, 2004
      --------------------------------------------------------------------------

By (Signature and Title)*  /s/ Christopher H. Pinkerton
                          ------------------------------------------------------
                           Christopher H. Pinkerton, President
                          ------------------------------------------------------

Date  November 29, 2004
      --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.